    As filed with the Securities and Exchange Commission on February 9, 2001


                                                 Registration No. 33-49998
                                                                  811-7042
                    ---------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549
                    ---------------------------------------
                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                      Pre-Effective Amendment No. __  [ ]

                     Post-Effective Amendment No. 16  [x]
                                                  --
                                      and
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                             Amendment No. 18  [x]
                                           --

                            SEPARATE ACCOUNT VA-2L
                            ----------------------
                          (Exact Name of Registrant)

                TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                ----------------------------------------------
                              (Name of Depositor)

                 4333 Edgewood Road NE, Cedar Rapids, IA 52499
                 ---------------------------------------------
             (Address of Depositor's Principal Executive Offices)

      Depositor's Telephone Number, including Area Code:  (319) 297-8121

Name and Address of Agent for Service:         Copy to:

Frank A. Camp, Esquire                         Frederick R. Bellamy, Esquire
Transamerica Occidental Life Insurance Co.     Sutherland, Asbill & Brennan, LLP
4333 Edgewood Road, N.E.                       1275 Pennsylvania Avenue, N.W.
Cedar Rapids, Iowa 52499-0001                  Washington, D.C.  20004-2402

               Approximate date of proposed sale to the public:
   As soon as practicable after effectiveness of the Registration Statement.

Title of Securities being registered:
Variable Annuity Contracts

      It is proposed that this filing will become effective:
               [ ] immediately upon filing pursuant to paragraph (b)

               [ ] on ________________ pursuant to paragraph (b)

               [ ] 60 days after filing pursuant to paragraph (a)(i)

               [x] on April 30, 2001 pursuant to paragraph (a)(1)

      If appropriate, check the following box:
               [ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                PROFILE OF THE

                             DREYFUS/TRANSAMERICA
                              TRIPLE ADVANTAGE(R)

                          VARIABLE AND FIXED ANNUITY

                                   Issued by

                TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

                                May 1, 2001

This profile is a summary of some of the more important points that you should know and consider before purchasing a contract. The contract is more fully described in the full prospectus which accompanies this profile. Please read the prospectus carefully.

1. The Annuity Contract. The Dreyfus/Transamerica Triple Advantage(R) is a contract between you and Transamerica Occidental Life Insurance Company with both "variable" and "guaranteed" investment options. In the contract, you can invest in your choice of 27 sub-accounts corresponding to 27 funds ("portfolios") in the variable account or in the guaranteed periods of our fixed account. You could gain or lose money you invest in the portfolios, but you could also earn more than investing in the fixed account options. We guarantee the safety of money invested in the fixed account options. The fixed account and some of the portfolios may not be available in all states.

The contract is a deferred annuity, which means it has two phases: the accumulation phase and the annuity phase. During the accumulation phase you can make additional purchase payments to the contract, transfer your money among the investment options, and withdraw some or all of your investment. During this phase, earnings accumulate on a tax-deferred basis for individuals, but if you withdraw money, some or all of it may be taxable. Tax deferral is not available for corporations and some trusts.

During the annuity phase we will make periodic payments to you. The dollar amount of the payments may depend on the amount of money invested and earned during the accumulation phase (and other factors, such as age and sex).

2. The Annuity Payments. You can generally decide when to end the accumulation phase and begin receiving annuity payments from us. You can choose fixed annuity payments, where the dollar amount of each payment generally stays the same, or variable payments that go up or down in dollar amount based on the investment performance of the portfolios you select. You can choose among payments for the lifetime of an individual, or payments for the longer of one lifetime or a guaranteed period of 10, 15, or 20 years, or payments for one lifetime and the lifetime of another individual.

3. Purchasing a Contract. Generally, you must invest at least $5,000 to purchase a contract, and then you can make more investments of at least $500 each ($100 each if made under the automatic payment plan and deducted from your bank account). You may cancel your contract during the free look period explained in item 10 of this profile.

The Dreyfus/Transamerica Triple Advantage(R) variable annuity is designed for long-term tax-deferred accumulation of assets, generally for retirement or other long-term goals. Individuals in high tax brackets get the most benefit from the tax deferral feature. You should not make an investment in the contract for short-term purposes or if you cannot take the risk of losing some of your investment.

There are various additional fees and charges associated with variable annuities. You should consider whether the features and benefits unique to variable annuities, such as the opportunity for lifetime payments, a guaranteed death benefit, and the guaranteed level of certain charges are appropriate for your needs. Variable annuities also provide tax-deferral. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan.

4. Investment Options - VARIABLE ACCOUNT: You can invest in any of the sub-accounts corresponding to the following portfolios:

------------------------------------------------------------------------------------------------------
Appreciation - Service Class                        Core Bond - Service Class
------------------------------------------------------------------------------------------------------
Balanced -  Service Class                           Core Value - Service Class
------------------------------------------------------------------------------------------------------
Disciplined Stock - Service Class                   Emerging Leaders - Service Class
------------------------------------------------------------------------------------------------------
Growth and Income - Service Class                   Emerging Markets - Service Class
------------------------------------------------------------------------------------------------------
International Equity - Service Class                European Equity - Service Class
------------------------------------------------------------------------------------------------------
International Value - Service Class                 Founders Discovery - Service Class
------------------------------------------------------------------------------------------------------
Limited Term High Income - Service Class            Founders Growth - Service Class
------------------------------------------------------------------------------------------------------
Money Market                                        Founders International Equity - Service Class
------------------------------------------------------------------------------------------------------
Quality Bond - Service Class                        Founders Passport - Service Class
------------------------------------------------------------------------------------------------------
Small Cap - Service Class                           Japan - Service Class
------------------------------------------------------------------------------------------------------
Small Company Stock - Service Class                 MidCap Stock - Service Class
------------------------------------------------------------------------------------------------------
Special Value - Service Class                       Technology Growth - Service Class
------------------------------------------------------------------------------------------------------
Stock Index - Service Class                         Transamerica VIF Growth
------------------------------------------------------------------------------------------------------
Socially Responsible Growth - Service Class
------------------------------------------------------------------------------------------------------

These portfolios are described in their own prospectuses. You can earn or lose money in any of these portfolios. All portfolios may not be available in all states.

FIXED ACCOUNT: In most states, you can also invest in a fixed account option, where we guarantee the principal invested plus at least 3% annual interest.

5. Expenses. The contract provides many benefits and features that you do not get with a regular mutual fund. It costs us money to provide these benefits, so there are charges in connection with the contract. If you withdraw your money within seven years of investing it, there may be a withdrawal charge of up to 6% of the amount invested. Once each contract year we deduct an account fee of no more than $30 (there is no fee if your account value is over $50,000). We deduct insurance and administrative charges of 1.40% per year against your average daily value in the variable account and a $10 fee for transfers over 18 in one year. If you elect the guaranteed minimum income benefit rider, then there is an annual fee during the accumulation phase of 0.30% of the minimum annuitization value. If you elect the tax relief rider, then there is an annual fee during the accumulation phase of 0.25% of the account value. If you annuitize under the rider and choose the guaranteed minimum payment option, then there is a guaranteed minimum payment fee at an annual rate of 1.25% of the daily net asset value in the separate account. Advisory fees are also deducted by the portfolios' managers, and the portfolios pay other expenses which, in total, vary from ____% to _____% per year of the amounts in the portfolios. Finally, there might be premium taxes ranging from 0 to 3.5% of your investment and/or on amounts you use to purchase annuity benefits (depending on your state's law).


The following chart shows these charges (excluding the optional guaranteed minimum income benefit rider fee, tax relief rider fee, transfer fees and premium taxes). The $30 annual account fee is not included in the first column because the fee is waived for account values over $50,000 and the approximate average account value is over $50,000. The Annual Portfolio Charges may reflect any applicable fee waiver and/or expense reimbursement. The third column is the sum of the first two. The examples in the last two columns show the total amounts you would be charged, in dollars, if you invested $1,000, the investment grew 5% each year, and you withdrew your entire investment after one year or ten years. Year one includes the withdrawal charge and year ten does not.

EXAMPLES:


                                                                                             Total         Total
                                                    Annual       Annual       Total        Expenses       Expenses
                                                  Insurance     Portfolio     Annual       at end of     at end of
Portfolio/Sub-Account                              Charges       Charges      Charges      One Year      Ten Years
---------------------                              -------       -------      -------      --------      ---------
 Appreciation - Service Class                       1.40%
 Balanced - Service Class                           1.40%
 Disciplined Stock - Service Class                  1.40%
 Growth and Income - Service Class                  1.40%
 International Equity - Service Class               1.40%
 International Value - Service Class                1.40%
 Limited Term High Income - Service Class           1.40%
 Money Market                                       1.40%
 Quality Bond - Service Class                       1.40%
 Small Cap - Service Class                          1.40%
 Small Company Stock - Service Class                1.40%
 Special Value - Service Class                      1.40%
 Stock Index - Service Class                        1.40%
 Socially Responsible Growth - Service Class        1.40%
 Core Bond - Service Class                          1.40%
 Core Value - Service Class                         1.40%
 Emerging Leaders - Service Class                   1.40%
 Emerging Markets - Service Class                   1.40%
 European Equity - Service Class                    1.40%
 Founders Discovery - Service Class                 1.40%
 Founders Growth - Service Class                    1.40%
 Founders International Equity - Service Class      1.40%
 Founders Passport - Service Class                  1.40%
 Japan - Service Class                              1.40%
 MidCap Stock - Service Class                       1.40%
 Technology Growth - Service Class                  1.40%
 Transamerica VIF Growth                            1.40%

Expense information regarding the portfolios has been provided by the funds. We have no reason to doubt the accuracy of the information, but have not verified those figures. In preparing the table above, we have relied on the figures provided by the funds. These figures are for the year ended December 31, 2000. Actual expenses in future years may be higher or lower than the figures given above.

6. Federal Income Taxes. Individuals generally are not taxed on increases in the contract value until a distribution occurs (e.g., a withdrawal or annuity payment) or is deemed to occur (e.g., a pledge, loan, or assignment of the contract). If you withdraw money from a non-qualified contract, earnings come out first and are taxed. Generally, some portion (sometimes all) of any distribution or deemed distribution is taxable as ordinary income. In some cases, income taxes will be withheld from distributions. If you are under age 59 1/2 when you withdraw money, an additional 10% federal tax penalty may apply on the withdrawn earnings. Certain owners that are not individuals may be currently taxed on increases in the contract, whether distributed or not.

7. Access to Your Money. You can generally take money out at any time during the accumulation phase. We may deduct a withdrawal charge of up to 6% of a purchase payment, but we will not deduct a withdrawal charge on money that has been in the contract for seven years. In certain cases, the withdrawal charge may be waived if you are in a hospital or nursing care facility for a long period or, in some states, if you are diagnosed with a terminal illness. After the first contract year, you may withdraw the greater of accumulated earnings or 15% of purchase payments received at least one but less than seven years ago. Additionally, at any time you can withdraw accumulated earnings on your purchase payments not previously withdrawn without a withdrawal charge.

You may have to pay income taxes on amounts you withdraw and there may also be a 10% tax penalty if you make withdrawals before you are 59 1/2 years old.

If you withdraw money from the fixed account option prematurely, you will generally forfeit some of the interest that you earned, but you will always receive the principal you invested plus 3% annual interest. Withdrawals from qualified contracts may be restricted or prohibited.

8. Past Investment Performance. The value of the money you allocate to the sub-account(s) will go up or down, depending on the investment performance of the portfolios you pick. The following chart shows the past investment performance on a year by year basis for each sub-account. These figures have already been reduced by the insurance charges, the account fee, the optional guaranteed minimum income benefit rider fee, the tax relief rider fee, the fund manager's fee and all the expenses of the portfolio (net of any applicable fee waivers and/or expense reimbursements), but these figures do not include the withdrawal charge, which would reduce performance if it applied. Remember, past performance is no guarantee of future performance or earnings.

CALENDAR YEAR
-------------

Portfolio/Sub-account                   2000         1999          1998          1997         1996
---------------------                   ----         ----          ----          ----         ----
Appreciation/(2)/*                                   9.84%        28.34%        26.21%       22.71%
Balanced/(6)/*                                       6.56%        20.57%         N/A           N/A
Disciplined Stock/(5)/*                              16.74%       24.90%        29.62%         N/A
Growth and Income/(4)/*                              15.20%       10.19%        14.53%       18.63%
International Equity/(4)/*                           57.49%        2.97%        8.02%         9.82%
International Value/(5)/*                            25.98%        7.16%        7.13%          N/A
Limited Term High Income/(6)/*                       (2.97%)      (1.17%)        N/A           N/A
Money Market/(1)/                                    3.27%         3.59%        3.66%         3.53%
Quality Bond/(1)/*                                  (1.29%)        3.96%        7.83%         1.63%
Small Cap/(1)/*                                      21.37%       (4.86%)       15.06%       15.06%
Small Company Stock/(5)/*                             9.00%       (7.35%)       20.01%         N/A
Special Value/(1)/*                                  5.72%        14.02%        21.36%       (5.67%)
Stock Index/(1)/*                                    18.86%       26.37%        31.05%       19.80%
Socially Responsible Growth/(3)/*                    28.21%       27.52%        26.59%       19.00%
Core Bond/(10)/*                                      N/A           N/A          N/A           N/A
Core Value/(7)/*                                     18.00%         N/A          N/A           N/A
Emerging Leaders/(10)/*                               N/A           N/A          N/A           N/A
Emerging Markets/(10)/*                               N/A           N/A          N/A           N/A
European Equity/(9)/*                                 N/A           N/A          N/A           N/A
Founders Discovery/(10)/*                             N/A           N/A          N/A           N/A
Founders Growth/(8)/*                                 N/A           N/A          N/A           N/A
Founders International Equity/(9)/*                   N/A           N/A          N/A           N/A
Founders Passport/(8)/*                               N/A           N/A          N/A           N/A
Japan/(10)/*                                          N/A           N/A          N/A           N/A
MidCap Stock/(7)/*                                   9.21%          N/A          N/A           N/A
Technology Growth/(9)/*                               N/A           N/A          N/A           N/A
Transamerica VIF Growth/(7)/                          N/A           N/A          N/A           N/A

Portfolio/Sub-account                   1995          1994         1993          1992         1991
---------------------                   ----          ----         ----          ----         ----
Appreciation/(2)/*                     32.82%        1.45%          N/A          N/A           N/A
Balanced/(6)/*                           N/A          N/A           N/A          N/A           N/A
Disciplined Stock/(5)/*                  N/A          N/A           N/A          N/A           N/A
Growth and Income/(4)/*                59.58%         N/A           N/A          N/A           N/A
International Equity/(4)/*              6.62%         N/A           N/A          N/A           N/A
International Value/(5)/*                N/A          N/A           N/A          N/A           N/A
Limited Term High  Income/(6)/*          N/A          N/A           N/A          N/A           N/A
Money Market/(1)/                       4.21%        3.00%         1.86%        2.71%         4.54%
Quality Bond/(1)/*                     18.91%       (6.17%)       13.66%        10.45%       12.47%
Small Cap/(1)/*                        28.84%        4.95%        65.77%        68.98%       156.07%
Small Company Stock/(5)/*                N/A          N/A           N/A          N/A           N/A
Special Value/(1)/*                    (0.48%)      (3.48%)       26.74%       (0.41%)        8.99%
Stock Index/(1)/*                      35.92%       (0.60%)        7.75%        5.55%        27.98%
Socially Responsible Growth/(3)/*      33.67%       (0.08%)         N/A          N/A           N/A
Core Bond/(10)/*                         N/A          N/A           N/A          N/A           N/A
Core Value/(7)/*                         N/A          N/A           N/A          N/A           N/A
Emerging Leaders/(10)/*                  N/A          N/A           N/A          N/A           N/A
Emerging Markets/(10)/*                  N/A          N/A           N/A          N/A           N/A
European Equity/(9)/*                    N/A          N/A           N/A          N/A           N/A
Founders Discovery/(10)/*                N/A          N/A           N/A          N/A           N/A
Founders Growth/(8)/*                    N/A          N/A           N/A          N/A           N/A
Founders International Equity/(9)/*      N/A          N/A           N/A          N/A           N/A
Founders Passport/(8)/*                  N/A          N/A           N/A          N/A           N/A
Japan/(10)/*                             N/A          N/A           N/A          N/A           N/A
MidCap Stock/(7)/*                       N/A          N/A           N/A          N/A           N/A
Technology Growth/(9)/*                  N/A          N/A           N/A          N/A           N/A
Transamerica VIF Growth/(7)/             N/A          N/A           N/A          N/A           N/A

* Since the Service Class Shares of the Portfolios were not available until December 31, 2000, the figures shown reflect the performance of the Initial Class Shares for each Portfolio (except Money Market and Transamerica VIF Growth). Performance would have been lower for the Service Class Shares if they had been in existence.

(1)  Sub-Account Inception 1-4-93
(2)  Sub-Account Inception 4-5-93
(3)  Sub-Account Inception 10-7-93
(4)  Sub-Account Inception 12-15-94
(5)  Sub-Account Inception 5-1-96
(6)  Sub-Account Inception 5-1-97
(7)  Sub-Account Inception 5-1-98
(8)  Sub-Account Inception 5-3-99
(9)  Sub-Account Inception 10-1-99
(10) Sub-Account Inception 5-1-00

Data is for full years only. The Core Bond, Emerging Leaders, Emerging Markets, Founders Discovery, and Japan sub-accounts were not in operation for all of 2000, therefore no performance is reported for these sub-accounts.

9. Death Benefit. If you or the annuitant die during the accumulation phase, we guaranteed that the beneficiary will receive a death benefit of at least the amount you invested (less any amounts you have already withdrawn), even if your investment has lost money because of the investment performance of the portfolios you picked.

The death benefit will be the greatest of: (1) the account value; (2) an annual step-up death benefit, which is the highest account value on the date you purchase your policy or any anniversary prior to the date you, your joint owner, or the annuitant reaches age 86 (adjusted for additional investments and any adjusted partial withdrawals since that anniversary less premium taxes applicable to those withdrawals); or (3) your investments, less adjusted partial withdrawals and any premium taxes applicable to those withdrawals, compounded at 5% annual effective interest (the 5% interest stops on the contract anniversary prior to the date that you, your joint owner, or the annuitant reaches age 86, or when it has doubled the amount of your investment (whichever is earlier) or at the death of any owner or annuitant).

10. Other Information. The contract offers other features that might interest you. These features may not be available in all states and may, or may not, be suitable for your particular situation. Some of these features include:

FREE LOOK. After you get your contract, you have ten days to look it over and
---------
decide if it is really right for you (this period may be longer in certain states). If you decide not to keep the contract, you can cancel it during this period, and you will get back your account value (without any withdrawal charges). Certain laws may require that if you cancel during this period, you are entitled to get back the greater of your full investment or the account value.

TELEPHONE TRANSFERS. You can generally arrange to transfer money between the
-------------------
investments in your contract by telephone.

DOLLAR COST AVERAGING. You can instruct us to automatically transfer amounts
---------------------
from the purchase payments you allocated to the Money Market, Limited Term High Income, Quality Bond sub-accounts, or the Dollar Cost Averaging Account of the fixed account, or possibly from another sub-account or a guarantee period of the fixed account, to any of the other sub-accounts each month. Dollar Cost Averaging is intended to give you a lower average cost per share or unit than a single, one time investment, but it does not assure a profit or protect against loss and is intended to continue for some time.

AUTOMATIC ASSET REBALANCING. The performance of each sub-account may cause the
---------------------------
allocation of assets among the sub-accounts to change. You may instruct us to periodically automatically rebalance the amounts in the sub-accounts by reallocating assets among them.

SYSTEMATIC WITHDRAWAL OPTION. During the accumulation phase, you can arrange to
----------------------------
have us send you money automatically each month out of your contract. There are limits on the amounts, but the withdrawal charge will not apply (the payments may be taxable and subject to the penalty tax if you are under age 59 1/2).

AUTOMATIC PAYOUT OPTION. If you have certain qualified contracts (for example: a
-----------------------
non-Roth IRA), you can arrange to have the minimum distributions required by the IRS automatically paid to you.

GUARANTEED MINIMUM INCOME BENEFIT RIDER. If you elect this optional rider, you
---------------------------------------
will be guaranteed a minimum annuitization value and the option of electing guaranteed minimum annuity payments (if you annuitize with the minimum annuitization value and the payment options in the rider).

TAX RELIEF RIDER. If you elect the optional rider, it pays an additional amount
----------------
on top of the contract death benefit. There is an extra charge for this rider and the rider may vary by state.

11. Inquiries. You can get more information and have your questions answered by calling the Transamerica Service Center at 877-717-8861 or by writing to us at:

                       Transamerica Annuity Service Center
                             4333 Edgewood Road N.E.
                          Cedar Rapids, Iowa 52499-0001

                          Dreyfus/Transamerica Triple
                         Advantage(R) Variable Annuity

              A Flexible Purchase Payment Deferred Variable Annuity

                                   Issued By

                Transamerica Occidental Life Insurance Company

             Offering 27 Sub-Accounts within the Variable Account
                     Designated as Separate Account VA-2L

                        In Addition to A Fixed Account


Prospectus
May 1, 2001


 .    This prospectus contains information you should know before investing.
     Please keep this prospectus for future reference.

 .    You can obtain more information about the contract by requesting a copy of the Statement of Additional Information (SAI) dated May 1, 2001. The SAI is available free by writing to Transamerica Occidental Life Insurance Company, Annuity Service Center, 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0111, or by calling 877-717-8861. The current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI is included at the end of this prospectus.

 .    The SEC's web site is http://www.sec.gov

 .    Transamerica's web site is http://www.transamerica.com

 .    The contracts and the investment options are:
     .    subject to risks, including loss of your investment;
     .    not guaranteed to achieve their goal;
     .    not bank deposits; and
     .    not insured.

 .    Neither the SEC nor any state securities commission has approved this investment offering or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


DREYFUS VARIABLE INVESTMENT FUND - SERVICE CLASS
Managed by The Dreyfus Corporation
Appreciation Portfolio
Balanced Portfolio
Disciplined Stock Portfolio
Growth and Income Portfolio
International Equity Portfolio
International Value Portfolio
Limited Term High Income Portfolio
Quality Bond Portfolio
Small Cap Portfolio
Small Company Stock Portfolio
Special Value Portfolio


DREYFUS VARIABLE INVESTMENT FUND

Managed by The Dreyfus Corporation
Money Market Portfolio

DREYFUS STOCK INDEX FUND - SERVICE CLASS
Managed by The Dreyfus Corporation and
Mellon Equity Associates

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - SERVICE CLASS Managed by The Dreyfus Corporation

DREYFUS INVESTMENT PORTFOLIOS - SERVICE CLASS
Managed by The Dreyfus Corporation
Core Bond Portfolio
Core Value Portfolio
Emerging Leaders Portfolio
Emerging Markets Portfolio
European Equity Portfolio
Founders Discovery Portfolio
Founders Growth Portfolio
Founders International Equity Portfolio
Founders Passport Portfolio
Japan Portfolio
MidCap Stock Portfolio
Technology Growth Portfolio

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
Managed by Transamerica
Investment Management, LLC
Transamerica VIF Growth Portfolio


TABLE OF CONTENTS                                                 Page

SUMMARY
PERFORMANCE DATA...............................................
    Yield Calculations.........................................
    Total Returns..............................................
    Performance Information....................................
TRANSAMERICA OCCIDENTAL LIFE
    INSURANCE COMPANY AND THE VARIABLE  ACCOUNT................
    Transamerica Occidental Life
      Insurance Company........................................
    Published Ratings..........................................
    Insurance Marketplace Standards Association................
    The Variable Account.......................................
THE FUNDS......................................................
    Resolution of Possible Conflicts...........................
    Sources of Additional Information..........................
    Addition, Deletion or Substitution.........................
    The Establishment of New Sub-Accounts......................
THE FIXED ACCOUNT..............................................
    The Interest Rate of the Fixed Account.....................
    Guarantee Periods..........................................
    Interest Adjustment........................................
    Expiration of Guarantee Period.............................
THE CONTRACT...................................................
CONTRACT APPLICATION AND PURCHASE PAYMENTS.....................
    Purchase Payments..........................................
    Ten day Cancellation Option................................
    Additional Purchase Payments...............................
    Choosing One or More Investment Options....................
    Investment Option Limit....................................
ACCOUNT VALUE..................................................
    How Your Variable Accumulation Units
      Are Created..............................................
    How Variable Accumulation Unit Values
      Are Calculated...........................................
TRANSFERS......................................................
    Before the Annuity Date....................................
    Telephone Transfers........................................
    Possible Restrictions......................................
    Dollar Cost Averaging......................................
    Special Dollar Cost Averaging Option.......................
    Automatic Asset Rebalancing................................
    After the Annuity Date.....................................
CASH WITHDRAWALS...............................................
    Withdrawals................................................
    Fees and Taxes Relating to Withdrawals or Surrenders
    Additional Withdrawal and Surrender
      Provisions...............................................
    Systematic Withdrawal Option...............................
    Eligibility and Rules of the Systematic Withdrawal Option
    Automatic Payout Option....................................
DEATH BENEFIT..................................................
    Guaranteed Minimum Death Benefit...........................
    Adjusted Partial Withdrawals...............................
    Payment of Death Benefit...................................
    Designation of Beneficiaries...............................
    Death of Annuitant Before the Annuity Date.................
    Death of Owner Before the Annuity Date.....................
    Death of Annuitant or Owner After
      the Annuity Date.........................................
CHARGES AND DEDUCTIONS.........................................

    Contingent Deferred Sales Load/Surrender Charge
    Administrative Charges.....................................
    Mortality and Expense Risk Charge..........................
    Premium Taxes..............................................
    Transfer Fee...............................................
    Systematic Withdrawal Option...............................
    Automatic Asset Rebalancing Option.........................
    Taxes
    Portfolio Expenses.........................................
    Guaranteed Minimum Income Benefit Rider....................
    Tax Relief Rider...........................................
    Interest Adjustment........................................

DISTRIBUTION OF THE CONTRACT...................................
ANNUITY PAYMENTS...............................................
    Annuity Date...............................................
    Annuity Payment............................................
    Election of Annuity Forms and
      Payment Options..........................................
    Annuity Payment Options....................................
    Fixed Annuity Payment Option...............................
    Variable Annuity Payment Option............................
    Annuity Forms..............................................
    Alternate Fixed Annuity Rates..............................
THE GUARANTEED MINIMUM INCOME BENEFIT RIDER....................
    Minimum Annuitization Value................................
    Minimum Annuitization Value Upgrade........................
    GMIB Rider Fee.............................................
    Conditions of Exercise of the GMIB.........................
    Guaranteed Minimum Payment Option..........................
    Guaranteed Minimum Payment Fee.............................
    Termination of the GMIB Rider..............................
TAX RELIEF RIDER...............................................
    Tax Relief Rider Amount....................................
    Spousal Continuation.......................................
    Tax Relief Rider Fee.......................................
    Termination................................................
QUALIFIED CONTRACTS............................................
    Automatic Payout Option....................................
    Restrictions under Section 403(b) Programs.................
FEDERAL TAX MATTERS............................................
    Introduction...............................................
    Purchase Payments..........................................


TABLE OF CONTENTS  (continued)                                    Page

    Taxation of Annuities in General...........................
    Withdrawals................................................
    Annuity Payments...........................................
    Withholding................................................
    Penalty Tax................................................
    Taxation of Death Benefit Proceeds.........................
    Required Distributions upon Owner's Death..................
    Transfers, Assignments, or Exchanges
      of the Contract..........................................
    Annuity Contracts Purchased by
      Nonresident Aliens and Foreign
      Corporations.............................................
    Multiple Policies..........................................
    Tax Relief Rider...........................................

QUALIFIED CONTRACTS............................................
    In General.................................................
    Qualified Pension and Profit Sharing Plans.................
    Individual Retirement Annuities, Simplified
      Employee Plans and Roth IRAs
      Tax Sheltered Annuities..................................
    Restrictions Under Qualified Contracts.....................
    Possible Changes in Taxation...............................
    Other Tax Consequences.....................................

LEGAL PROCEEDINGS..............................................
LEGAL MATTERS..................................................
ACCOUNTANTS AND FINANCIAL STATEMENTS...........................
VOTING RIGHTS..................................................
AVAILABLE INFORMATION..........................................
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL

    INFORMATION................................................
APPENDIX A.....................................................
    Example of Variable Accumulation
      Unit Value Calculations..................................
    Example of Variable Annuity Unit Value Calculations
    Example of Variable Annuity Payment Calculations
APPENDIX B.....................................................
    Condensed Financial Information............................
APPENDIX C.....................................................
    Definitions................................................
APPENDIX D.....................................................
    Disclosure Statement for Individual
      Retirement Annuities.....................................

SUMMARY


You will find a list of definitions of the terms used in this prospectus in Appendix C.

The Contract

We designed the flexible premium deferred variable annuity, the contract described in this prospectus, to aid individuals in long-term financial planning for retirement or other purposes. You may use the contract:

 .    with non-qualified plans;

 .    as an individual retirement annuity that qualifies for special tax treatment under Internal Revenue Code (the "Code") Section 408 and whose initial purchase payment is a rollover or transfer from a qualified retirement plan receiving special tax treatment under Code Sections 401(a), 403(b) or 408, a rollover IRA; or

 .    as an individual retirement annuity that qualifies for special tax treatment under Code Section 408A and whose initial purchase payment is a rollover, transfer or conversion from other individual retirement plans issued under Sections 408 or 408A of the Code, a rollover Roth IRA.

Additionally, with Transamerica's prior approval, you may use the contract:

 .    as an IRA or Roth IRA whose initial purchase payment is limited to the contribution limitations of the Code with respect to contributory IRAs or contributory Roth IRAs under Code Sections 408 or 408A;

 .    as an annuity under Code Section 403(b) Revenue Rule 90-24 (transfers only); and

 .    with various types of qualified pension and profit-sharing plans under Code
     Section 401(a).

Variable Account Fee Table

The purpose of the following table is to help you understand the various costs and expenses that you, as the owner will bear directly and indirectly. The table reflects expenses of the variable account and the portfolios. The table assumes that the entire account value is in the variable account and that the contract is owned during the accumulation period. Different fees may apply after the annuity date including the guaranteed minimum payment option fee applicable after annuitization under the payment options in the guaranteed minimum income benefit rider. The information set forth should be considered together with the narrative provided under the heading Charges and Deductions in this prospectus, and with the funds' prospectuses. In addition to the expenses listed below, premium taxes may apply.

------------------------------------------------------------------------------------------------------------------------------------

                                               ANNUITY CONTRACT FEE TABLE
------------------------------------------------------------------------------------------------------------------------------------

                                                                                Variable Account Annual Expenses
              Contract Transaction Expenses/(1)/                             (as a percentage of average account value)
------------------------------------------------------------------------------------------------------------------------------------

Sales Charge Imposed On Purchase Payments.......          0        Mortality and Expense Risk Charges...............     1.25%
Maximum Contingent Deferred Sales Load /(2)/......        6%       Administrative Expense Charge/(5)/...............     0.15%
                                                                                                                         ----
Transfer Fee/(3)/.................................    $0 - $10
Annual Account Fee(4)...........................         $30          TOTAL VARIABLE ACCOUNT
Guaranteed Minimum Income Benefit Rider Fee.....        0.30%         ANNUAL EXPENSES...............................     1.40%
Tax Relief Rider Fee............................        0.25%
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                                                Portfolio Annual Expenses
                      (as a percentage of assets after any fee waiver and/or expense reimbursement)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Total
                                                                                      Rule        Portfolio
                                                       Management      Other          12b-1         Annual
                                                          Fees        Expenses     Fees/(6)(7)/    Expenses
------------------------------------------------------------------------------------------------------------------------------------

Appreciation/(8)/
Balanced/(8)/
Disciplined Stock/(8)/
Growth and Income/(8)/
International Equity/(8)/
International Value/(8)/
Limited Term High Income/(8)/
Money Market
Quality Bond/(8)/
Small Cap/(8)/
Small Company Stock/(8)/
Special Value/(8)/
Stock Index/(8)/
Socially Responsible Growth/(8)/
Core Bond/(9)(10)/
Core Value/(8)(9)/
Emerging Leaders/(9)(10)/
Emerging Markets/(9)(10)/
European Equity/(8)(9)/
Founders Discovery/(9)(10)/
Founders Growth/(8)(9)/
Founders International Equity/(8)(9)/
Founders Passport/(8)(9)/
Japan/(9)(10)/
MidCap Stock/(8)(9)/
Technology Growth/(8)/
Transamerica VIF Growth/(11)/                                                           --
------------------------------------------------------------------------------------------------------------------------------------


Expense information regarding the portfolios has been provided by the funds. We have no reason to doubt the accuracy of the information, but have not verified those figures. In preparing the table above and the examples that follow, we have relied on the figures provided by the funds. We have not and can not independently verify the accuracy or completeness of the information from the funds, and therefore we disclaim any and all liability for that information. These figures are for the year ended December 31, 2000, except that they have been restated to reflect the Rule 12b-1 fee for the Service Class Shares. Actual expenses in future years may be higher or lower than the figures given above.


Notes to Fee Table:

1. The contract transaction expenses apply to each contract, regardless of how the contract value is allocated between the variable account and the fixed account. The variable account annual expenses do not apply to the fixed account.

2. You may withdraw a portion of the purchase payments each year after the first contract year without any contingent deferred sales load (CDSL). After we have held a premium for seven contract years, you may withdraw the remaining premium payments without any CDSL. You may always withdraw accumulated earnings without a CDSL.

3. There is currently no fee for transfers. However, Transamerica may charge a fee equal to the lesser of $10 or 2% of the amount transfers in excess of 18 per year. Transamerica may also charge a fee of up to $25 per year if you elect the systematic withdrawal option, but we currently do not deduct this charge.

4. The current annual contract fee is the lesser of $30 or 2% of the contract value. We may change the fee annually, but it will not exceed the lesser of $60 or 2% of the contract value. This fee is waived if your account value is over $50,000.

5. The current annual administrative expense charge is 0.15%. We may increase it to 0.25%.

6. The Fees shown are for the Service Class Shares, except for the Money Market Portfolio and Transamerica VIF Growth Portfolio. Contracts purchased before January 22, 2001 generally are invested only in the Initial Class Shares. If you are invested in the Initial Class Shares of each portfolio, the Total Portfolio Annual Expenses would be lower, since the Initial Class Shares are not subject to a Rule 12b-1 Fee.

7. The Rule 12b-1 Fees deducted from the Service Class Shares of these portfolios cover certain distribution and shareholder support services provided by Transamerica Occidental Life Insurance Company selling contracts investing in those portfolios. The maximum amount of the Rule 12b-1 Fee is 0.25%.

8. Other Expenses for Service Shares are based on other expenses for Initial Shares for the past fiscal year.

9. Total Portfolio Annual Expenses shown are net of any fee waiver and/or expense reimbursement. Total Portfolio Annual Expenses in the Fee Table, without such fee waiver and/or expense reimbursement, would be as follows:
     2.15% - Core Bond; 1.29% - Core Value; 2.45% - Emerging Leaders; 4.11% - Emerging Markets; 1.85% - European Equity; 2.18% - Founders Discovery; 1.33% - Founders Growth; 2.32% - Founders International Equity; 3.84% - Founders Passport; 3.65% - Japan; and 1.29% - MidCap Stock.

10. Other Expenses are estimated fees to be paid by the portfolio for the first full fiscal year, since it commenced operations on May 1, 2000.

11. From time to time, the portfolio's investment adviser, in its sole discretion, may waive all or part of its fees and/or voluntarily assume certain portfolio expenses. The expenses shown in the above portfolio annual expense table reflect the portfolio's adviser's waiver of fees for calendar year 2000. Without such waivers, the management fee, other expenses and total portfolio annual expenses for 2000 for the Transamerica VIF Growth Portfolio would have been, as a percentage of assets: ____%, ____%, ____%, respectively.

EXAMPLES - TABLE A/(1)/

The following tables show the total expenses an owner would incur in various situations. These examples reflect an average account value of $50,000 and, therefore, no deduction has been made for the $30 account fee. The examples assume that the entire account value is allocated to the variable account and that the optional guaranteed minimum income benefit and tax relief rider have not been selected.

These examples all assume that no transfer fees, systematic withdrawal fee or premium tax have been assessed. Premium taxes may be applicable. See Premium Taxes. These examples also show expenses reflecting fee waivers and reimbursements for the year 2000.

--------------------------------------------------------------------------------------------------------------------
                                                                                    If the contract annuitized at
                                                                                   the end of the applicable time
                                                If the contract is surrendered      period under an annuity form
                                                 at the end of the applicable      with life contingencies,/(2)/ or
                                                         time period.                  if the contract is not
                                                                                     surrendered or annuitized.
--------------------------------------------------------------------------------------------------------------------
Subaccounts                                      1        3        5       10        1       3        5       10
                                                Year    Years    Years    Years    Year    Years    Years    Years
--------------------------------------------------------------------------------------------------------------------
Appreciation/(3)/
--------------------------------------------------------------------------------------------------------------------
Balanced/(3)/
--------------------------------------------------------------------------------------------------------------------
Disciplined Stock/(3)/
--------------------------------------------------------------------------------------------------------------------
Growth and Income/(3)/
--------------------------------------------------------------------------------------------------------------------
International Equity/(3)/
--------------------------------------------------------------------------------------------------------------------
International Value/(3)/
--------------------------------------------------------------------------------------------------------------------
Limited Term High Income/(3)/
--------------------------------------------------------------------------------------------------------------------
Money Market
--------------------------------------------------------------------------------------------------------------------
Quality Bond/(3)/
--------------------------------------------------------------------------------------------------------------------
Small Cap/(3)/
--------------------------------------------------------------------------------------------------------------------
Small Company Stock/(3)/
--------------------------------------------------------------------------------------------------------------------
Special Value/(3)/
--------------------------------------------------------------------------------------------------------------------
Stock Index/(3)/
--------------------------------------------------------------------------------------------------------------------
Socially Responsible Growth Fund/(3)/
--------------------------------------------------------------------------------------------------------------------
Core Bond/(3)/
--------------------------------------------------------------------------------------------------------------------
Core Value/(3)/
--------------------------------------------------------------------------------------------------------------------
Emerging Leaders/(3)/
--------------------------------------------------------------------------------------------------------------------
Emerging Markets/(3)/
--------------------------------------------------------------------------------------------------------------------
European Equity/(3)/
--------------------------------------------------------------------------------------------------------------------
Founders Discovery/(3)/
--------------------------------------------------------------------------------------------------------------------
Founders Growth/(3)/
--------------------------------------------------------------------------------------------------------------------
Founders International Equity/(3)/
--------------------------------------------------------------------------------------------------------------------
Founders Passport/(3)/
--------------------------------------------------------------------------------------------------------------------
Japan/(3)/
--------------------------------------------------------------------------------------------------------------------
MidCap Stock/(3)/
--------------------------------------------------------------------------------------------------------------------
Technology Growth/(3)/
--------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth
--------------------------------------------------------------------------------------------------------------------

/(1)/ In preparing the examples above, we have relied on the data provided by the funds. We have no reason to doubt the accuracy of that information. However, we have not verified those figures.
/(2)/ For annuitization under a form that does not include life contingencies, a contingent deferred sales load may apply.
/(3)/ The above expense figures are calculated using the Service Class Shares.
      The figures would have been slightly lower if the Initial Class Shares were used because the Initial Class Shares are not subject to a Rule 12b-1 Fee.

EXAMPLES - TABLE B/(1)/

The following tables show the total expenses an owner would incur in various situations. These examples reflect an average account value of $50,000 and, therefore, no deduction has been made for the $30 account fee. The examples assume that the entire account value is allocated to the variable account and that the optional guaranteed minimum income benefit and the tax relief rider have been selected.

These examples all assume that no transfer fees, systematic withdrawal fee or premium tax have been assessed. Premium taxes may be applicable. See Premium Taxes. These examples also show expenses reflecting fee waivers and reimbursements for the year 2000.


------------------------------------------------------------------------------------------------------------------
                                                                                  If the contract annuitized at
                                                                                  the end of the applicable time
                                               If the contract is surrendered      period under an annuity form
                                                at the end of the applicable      with life contingencies,/(2)/ or
                                                        time period.                  if the contract is not
                                                                                    surrendered or annuitized.
------------------------------------------------------------------------------------------------------------------
Subaccounts                                     1        3        5       10        1       3        5       10
                                               Year    Years    Years    Years    Year    Years    Years    Years
------------------------------------------------------------------------------------------------------------------
Appreciation/(3)/
------------------------------------------------------------------------------------------------------------------
Balanced/(3)/
------------------------------------------------------------------------------------------------------------------
Disciplined Stock/(3)/
------------------------------------------------------------------------------------------------------------------
Growth and Income/(3)/
------------------------------------------------------------------------------------------------------------------
International Equity/(3)/
------------------------------------------------------------------------------------------------------------------
International Value/(3)/
------------------------------------------------------------------------------------------------------------------
Limited Term High Income/(3)/
------------------------------------------------------------------------------------------------------------------
Money Market
------------------------------------------------------------------------------------------------------------------
Quality Bond/(3)/
------------------------------------------------------------------------------------------------------------------
Small Cap/(3)/
------------------------------------------------------------------------------------------------------------------
Small Company Stock/(3)/
------------------------------------------------------------------------------------------------------------------
Special Value/(3)/
------------------------------------------------------------------------------------------------------------------
Stock Index/(3)/
------------------------------------------------------------------------------------------------------------------
Socially Responsible Growth Fund/(3)/
------------------------------------------------------------------------------------------------------------------
Core Bond/(3)/
------------------------------------------------------------------------------------------------------------------
Core Value/(3)/
------------------------------------------------------------------------------------------------------------------
Emerging Leaders/(3)/
------------------------------------------------------------------------------------------------------------------
Emerging Markets/(3)/
------------------------------------------------------------------------------------------------------------------
European Equity/(3)/
------------------------------------------------------------------------------------------------------------------
Founders Discovery/(3)/
------------------------------------------------------------------------------------------------------------------
Founders Growth/(3)/
------------------------------------------------------------------------------------------------------------------
Founders International Equity/(3)/
------------------------------------------------------------------------------------------------------------------
Founders Passport/(3)/
------------------------------------------------------------------------------------------------------------------
Japan/(3)/
------------------------------------------------------------------------------------------------------------------
MidCap Stock/(3)/
------------------------------------------------------------------------------------------------------------------
Technology Growth/(3)/
------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth
------------------------------------------------------------------------------------------------------------------

/(1)/ In preparing the examples above, we have relied on the data provided by the funds. We have no reason to doubt the accuracy of that information. However, we have not verified those figures.
/(2)/ For annuitization under a form that does not include life contingencies, a contingent deferred sales load may apply.
/(3)/ The above expense figures are calculated using the Service Class Shares.
      The figures would have been slightly lower if the Initial Class Shares were used because the Initial Class Shares are not subject to a Rule 12b-1 Fee.

You should not consider these examples to represent past or future expenses. Actual expenses paid may be greater or less than those shown, subject to the guarantees in the contract. The assumed 5% annual return is only hypothetical. It is not a representation of past or future returns. Actual returns could be greater or less than this assumed rate.

--------------------------------------------------------------------------------

Condensed Financial Information

You will find condensed financial information on each sub-account in Appendix C. You will find the full financial statements and reports of independent auditors for the variable account in the Statement of Additional Information.

The Issuer

The contract is issued by Transamerica Occidental Life Insurance Company (Transamerica, we, us or our).

We will issue the contract as a certificate under a group annuity contract in some states and as an individual annuity contract in other states. This contract is not available in all states.

This prospectus does not offer the sub-accounts or the fixed account in any jurisdiction where they are not allowed to be sold. We do not authorize any dealer, salesperson or other person to give information or make representations not contained in this prospectus. You should not rely on any information or representation that is not in this prospectus.

Account Value

We will establish and maintain an account for each individual annuity contract and for each certificate issued under a group contract. You, as owner, will receive either an individual annuity contract, or a certificate evidencing your coverage under a group annuity contract. The word "contract" as used herein refers to either the individual contract or the certificate.

Before the annuity date, the account value will depend on the investment experience of each sub-account of the variable account you select. This does not apply to the fixed account. All payments and values provided under the contract when based on the investment experience of the variable account are variable and are not guaranteed as to dollar amount. Therefore, before the annuity date you, as the owner, bear the entire investment risk for amounts you allocate to the variable account.

There is no guaranteed or minimum cash surrender value, so the proceeds of a surrender could be less than the total purchase payments.

Initial Purchase Payment

The initial purchase payment for each contract must generally be at least $5,000. We will waive this minimum if the contract is sold as a qualified contract to certain retirement plans. Generally, each additional purchase payment must be at least $500. We will waive this minimum if you select an automatic payment plan. In no event, however, may the total of all purchase payments under a contract exceed $1,000,000 without our prior approval. The minimum net purchase payment that you may allocate to a sub-account with no current allocations is $500. The minimum amount that you can allocate to a new guarantee period is $1,000. See Contract Application and Purchase Payments.

The Variable Account

The variable account is a separate account, designated as Separate Account VA-2L, divided into sub-accounts. Assets of each sub-account are invested in a specified mutual fund portfolio.

The Sub-Accounts

The following 27 sub-accounts are currently available for investment in the variable account:

 .  Appreciation

 .  Balanced

 .  Disciplined Stock

 .  Growth and Income

 .  International Equity

 .  International Value

 .  Limited Term High Income

 .  Money Market

 .  Quality Bond

 .  Small Cap

 .  Small Company Stock

 .  Special Value

 .  Stock Index

 .  Socially Responsible Growth

 .  Core Bond

 .  Core Value

 .  Emerging Leaders

 .  Emerging Markets

 .  European Equity

 .  Founders Discovery

 .  Founders Growth

 .  Founders International Equity

 .  Founders Passport

 .  Japan

 .  Mid Cap Stock

 .  Technology Growth

 .  Transamerica VIF Growth

As of January 22, 2001, new contract owners may only invest in the Service Class sub-accounts, with the exception of the Money Market Sub-account and the Transamerica VIF Growth Sub-account. The Initial Class sub-accounts (other than the Money Market Sub-account and Transamerica VIF Growth Sub-account) are only available to contract owners that purchased the contract before January 22, 2001. The Service Class has a Rule 12b-1 Plan and the Initial Class does not.

Each portfolio has distinct investment objectives and policies. These are described in the accompanying prospectuses for the funds. The funds pay their investment adviser and administrators certain fees charged against the assets of each portfolio. The account value, if any, and the amount of any variable annuity payments will vary to reflect the investment performance of all of the sub-accounts you select and the deduction of the charges. See Charges and Deductions on 33. For more information about the underlying portfolios, see the current prospectuses for the underlying fund portfolios, what are attached to this prospectus.

The Fixed Account

Each amount you initially allocate or transfer to the fixed account will establish a new guarantee period. Each guarantee period will have its own guaranteed interest rate with its own expiration date. The minimum interest rate will be 3% per year. You must allocate at least $1,000 to a new guarantee period. If you withdraw or transfer amounts from a guarantee period before its expiration date, you will generally be subject to an interest adjustment. This will reduce the interest credited to the amount withdrawn to 3% per year, which is the minimum annual rate.

Investment Option Limit

Currently, you may not elect more than a total of eighteen investment options over the life of the contract. Investment options include each sub-account of the variable account and each guaranteed period of the fixed account.

Transfers Before the Annuity Date

Before the annuity date, you may make transfers among the sub-accounts and the guarantee periods of the fixed account. A "transfer" is the reallocation of amounts between the guaranteed periods of the fixed account and the sub-accounts, among the guarantee periods of the fixed account, and among sub-accounts.

We charge a fee equal to the lesser of $10 or 2% of the transfer amount for each transfer in excess of 18 per contract year. Transfers under certain programs, such as Dollar Cost Averaging, will not count towards the 18 free transfers per contract year. If you transfer amounts from a guarantee period before its expiration date, it will generally be subject to an interest adjustment. This will reduce the interest credited to 3%, the minimum annual rate.

Withdrawals


You may withdraw all or part of the cash surrender value on or before the annuity date. However, amounts you withdraw may be subject to a contingent deferred sales load, depending on how long the withdrawn purchase payments have been held under the contract. Amounts you withdraw may be subject to a premium tax or similar tax, depending upon the state in which you live. Withdrawals may further be subject to any federal, state or local income tax, and a penalty tax. Withdrawals from qualified contracts may be subject to severe restrictions. Except for IRAs and Roth IRAs, qualified contracts are sold only with our prior approval. We will generally deduct the annual account fee on a full surrender of a contract, and if applicable the guaranteed minimum income benefit and tax relief rider fee. We will allow only one, and in some states no, partial withdrawal while the systematic withdrawal option is in effect. If you transfer amounts from a guarantee period before its expiration date, it will generally be subject to an interest adjustment. This will reduce the interest credited to 3%, the minimum annual rate. See Cash Withdrawals.

The Contingent Deferred Sales Load/Surrender Charge

We do not deduct a sales charge from purchase payments, although we may deduct premium taxes.

However, if any part of the account value is withdrawn, we may assess a contingent deferred sales load/surrender charge as follows:

-----------------------------------------------------
                               Contingent Deferred
    Contract Years Since            Sales Load
  Purchase Payment Receipt     (as a % of purchase
                              payments surrendered)
-----------------------------------------------------
      Less than 2 years                 6%
-----------------------------------------------------
      2 years but less
        than 4 years                    5%
-----------------------------------------------------
      4 years but less
        than 6 years                    4%
-----------------------------------------------------
      6 years but less
        than 7 years                    2%
-----------------------------------------------------
          7 or more                     0%
-----------------------------------------------------

After we have held a purchase payment for seven contract years, you may withdraw the remaining purchase payment without a contingent deferred sales load/surrender charge. You may make withdrawals each contract year before the annuity date up to the allowed amount described below without incurring a contingent deferred sales load.

The allowed amount is equal to:

 .    during the first contract year, the accumulated earnings not previously withdrawn;

 .    after you have held your contract for at least one full contract year, and only for the first withdrawal in a contract year, the sum of:

     1. 100% of purchase payments not previously withdrawn and received at least seven contract years before the date of withdrawal; plus,

     2.   the greater of:

          a)   the accumulated earnings not previously withdrawn; or,

          b) 15% of purchase payments received at least one but less than seven complete contract years before the date of withdrawal not reduced to take into account any withdrawals deemed to be made from such purchase payments.

 .    after the first contract year and after the first withdrawal in a contract year, the sum of:

     1. 100% of purchase payments not previously withdrawn and received at least seven complete contract years before the date of withdrawal; plus,

     2.   accumulated earnings not previously withdrawn.

We will waive the contingent deferred sales load/surrender charge on a withdrawal if the owner is confined to a hospital or nursing care facility for 45 days (30 days in Pennsylvania) out of a continuous 60 day period, and if other conditions are met. We will also waive the contingent deferred sales load in some states if the owner is diagnosed with a terminal illness after the first contract year. The illness must reasonably be expected to result in death within twelve months and other conditions apply. See Contingent Deferred Sales Load/Surrender Charge and Cash Withdrawals.

Other Charges and Deductions

We deduct a daily charge referred to as the Mortality and Expense Risk Charge. This charge is equal to a percentage of the value of the net assets in the variable account for the mortality and expense risks assumed. The effective annual rate of this charge is 1.25% of the value of the net assets in the variable account attributable to your contract. See Mortality and Expense Risk Charge. We guarantee that this mortality and expense risk charge will not be increased.

We also deduct a daily charge referred to as the Administrative Expense Charge. This charge equals 0.15% annually of your net asset value in the variable account. It helps cover some of the costs of administering the contract and the variable account. This charge may change, but it is guaranteed not to exceed 0.25% annually. See Administrative Charges.

There is also an administrative charge each year for contract maintenance, referred to as the Account Fee. This fee is currently $30, or 2% of the account value, if less. It will not be assessed for contract years in which the account value exceeds $50,000 on the last business day of the contract year or as of the date the contract is surrendered. For contracts valued less than $50,000, we will deduct the account fee at the end of the contract year or when you surrender the contract, if earlier. We may change the account fee for any contract year. But we guarantee it will not exceed the lesser of $60 or 2% of the account value.

After the annuity date this fee is referred to as the annuity fee. The annuity fee is $30 and will not change.

Currently we impose no fee for the systematic withdrawal option. But we reserve the right to charge for this option in the future.

We charge a transfer fee of $10 or 2% of the transfer amount, whichever is less, for each transfer in excess of eighteen during a contract year. See Transfer Fee.

If you elect the guaranteed minimum income benefit rider, there is an annual fee during the accumulation phase (before the annuity date) of 0.30% of the minimum annuitization value. If you annuitize under the rider and elect the guaranteed minimum payment option, there is a guaranteed minimum payment fee at an effective annual rate of 1.25% of the daily net asset value in the separate account.

If you elect the tax relief rider, there is an annual fee during the accumulation phase of 0.25% of the account value.

Charges for state premium taxes, including retaliatory premium taxes, will be imposed in some states. Depending on the applicability of such state taxes, we could deduct the charges from premiums, from amounts withdrawn, and/or from the annuity purchase amount upon annuitization. See Premium Taxes.

In addition, if you withdraw or transfer amounts out of a guarantee period of the fixed account before its expiration date, it will generally be subject to an interest adjustment. This will reduce the interest earned on that amount to 3%, the minimum annual rate.

Annuity Payments

We will make annuity payments either on a fixed basis or a variable basis, or a combination of a fixed and variable basis, as you select. The annuity date cannot be earlier than the first day of the month coinciding with or immediately following the third contract anniversary, except for qualified contracts. We will begin annuity payments on the first day of the calendar month following the annuity date. You have a choice of four annuity forms:

/(1)/  Life Annuity;

/(2)/  Life and Contingent Annuity;

/(3)/  Life Annuity with Period Certain; and

/(4)/  Joint and Survivor Annuity.

Payments Before the Annuity Date

The death benefit will be equal to the greater of:

1.   the account value; and

2.   the Guaranteed Minimum Death Benefit

The Guaranteed Minimum Death Benefit is the greater of:

1) the largest account value on any contract anniversary prior to any owner's or annuitant's 86 birthday, adjusted for any subsequent purchase payments and adjusted withdrawals; or

2) the sum of purchase payments less adjusted withdrawals plus interest at a 5% annual effective rate up to:

     a) the contract anniversary prior to any owner's or annuitant's 86th birthday; or

     b) when this sum has grown to two times the amount of the payments less adjusted withdrawals; or

     c)   the death of any owner or annuitant.

We will generally pay the death benefit within seven days of receipt of the required proof of death. We must have sufficient information about the beneficiary to make the payment. We must receive the beneficiary's election of the method of settlement. If we receive no election of the settlement method, we will pay the death benefit no later than one year from the date of death. We do not charge a contingent deferred sales load or interest adjustment. The beneficiary may elect to receive the death benefit as either a lump sum or as an annuity.

Federal Income Tax Consequences

An owner who is a natural person, meaning an individual, rather than a corporation or trust, generally should not be taxed on increases in the account value until a distribution under the contract occurs. A withdrawal or annuity payment, for example, would qualify as a distribution, thereby triggering a taxable event. A deemed distribution would also trigger a taxable event. Deemed distributions occur when owners pledge, loan, or assign a contract as collateral.

Generally, a portion, up to 100%, of any distribution or deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient elects otherwise. Mandatory withholding may apply for certain qualified contracts. In addition, a federal penalty tax may apply to certain distributions or deemed distributions.

Right to Cancel

You have the right to examine the contract for a limited period, known as a free look period. You can cancel the contract by delivering or mailing a written notice of cancellation to our service center. You must do this before midnight of the tenth day (or longer if required by state law) after you receive the contract. If you give us notice and return the contract by mail, notice will be effective on the date we receive the notice. The amount of the refund may depend on the state of issuance. In most cases, we will refund the account value as of the date we receive the written notice and the contract. In some states, you may receive more than the account value. You should consult your registered representative for the applicable provision. See Purchase Payments and Account Value.

You may request more information concerning your contract by contacting:

Transamerica Annuity Service Center
4333 Edgewood Road N.E.
Cedar Rapids, Iowa  52499-0001
1-877-717-8861

You should provide the contract number and the owner's and annuitant's names when requesting information regarding a specific contract.

NOTE: The foregoing summary is qualified in its entirety by the detailed information in the remainder of this prospectus and in the prospectuses for the funds. They should be referred to for more detailed information.

For qualified contracts, limits or restrictions may be imposed on purchase payments, withdrawals, distributions, benefits or other contract provisions due to:

 .    the requirements of a particular retirement plan;

 .    an endorsement to the contract; or

 .    limitations or penalties imposed by the Code or the Employee Retirement
     Income Security Act of 1974, as amended.

This prospectus does not describe such limitations or restrictions.

There are various additional fees and charges associated with variable annuities. You should consider whether the features and benefits unique to variable annuities, such as the opportunity for lifetime payments, a guaranteed death benefit, guaranteed minimum income benefits, the tax relief rider, and the guaranteed level of certain charges are appropriate for your needs. Variable annuities also provide tax-deferral. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan.

PERFORMANCE DATA

From time to time, we may advertise yields and average annual total returns for the sub-accounts of the variable account. In addition, we may advertise the effective yield of the Money Market Sub-Account.

These figures will be based on historical information and do not indicate future performance.

Yield Calculations

The yield of the Money Market Sub-Account refers to the annualized income generated by an investment in that sub-account over a specified seven-day period.

The yield is calculated by assuming:

 .    the income generated for that seven-day period is generated each seven-day period over a 52-week period; and

 .    it is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that sub-account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a sub-account, other than that of the Money Market Sub-Account, refers to the annualized income generated by an investment in the sub-account over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment.

The yield calculations do not reflect the effect of any contingent deferred sales load or premium taxes that may apply to a particular contract. When the contingent deferred sales load is applied to a particular contract, the yield of that contract will be reduced.

Total Returns

Average annual total returns for each sub-account are based on performance data compiled since the sub-account commenced operations. Performance results are also measured over 1, 5 and 10 year time periods. Each return will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment. This will include the deduction of any applicable contingent deferred sales load, but exclude the deduction of any premium taxes.

Performance Information

Performance information for any sub-account reflects only the performance of a hypothetical contract under which account value is allocated to a sub-account during a particular time period on which the calculations are based. It should be considered in light of:

 .    the investment objectives;

 .    investment policies;

 .    characteristics of the portfolios in which the sub-account invests; and

 .    the market conditions during the given time period.

You should not consider it as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

Reports and promotional literature may also contain other information including but not limited to:

1. the ranking of any sub-account derived from rankings of variable annuity separate accounts or their investment products tracked by:

     .    Lipper Analytical Services, Inc.,
     .    VARDS,
     .    IBC/Donoghue's Money Fund Report,
     .    Financial Planning Magazine,
     .    Money Magazine, and
     .    Bank Rate Monitor.

     It may also include other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria; and

2. the effect of tax deferred compounding on sub-account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise.

These may include a comparison, at various points in time, of the return from an investment, or returns in general, on a tax-deferred basis, assuming one or more tax rates, with the return on a currently taxable basis. We may also use other ranking services and indices.

In our advertisements and sales literature, we may use charts and graphs to discuss and illustrate:

 .    the implications of longer life expectancy for retirement planning;

 .    the tax and other consequences of long-term investments;

 .    the effects of the lifetime payout option;

 .    the operation of certain special investment features in the policy - such as the dollar cost averaging option;

 .    the effects of certain investment strategies, such as allocating purchase payments between the fixed account and an equity sub-account; and

 .    the Social Security system and its projected payout levels and retirement plans generally.

We may, from time to time, disclose average annual total returns and cumulative total returns for the sub-accounts in non-standard formats. We will assume that no contingent deferred sales load is applicable to these returns. Whenever we show non-standard performance, we will also show standardized performance. You will find additional information about the calculation of performance data in the Statement of Additional Information.

We may also advertise performance figures for the sub-accounts based on the performance of the portfolios before the time the particular sub-account started.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND THE VARIABLE ACCOUNT

Transamerica Occidental Life Insurance Company

Transamerica Occidental Life Insurance Company, Transamerica is an Iowa stock life insurance company incorporated on June 30, 1906. It is mainly engaged in the sale of life insurance and annuity contracts. The address for Transamerica is 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499. Transamerica is a wholly owned subsidiary of Transamerica Insurance Corporation of California, which in turn is a direct subsidiary of Transamerica Corporation. Our principal office is at 1150 South Olive Street, Los Angeles, California 90015. Transamerica is indirectly owned by Transamerica Corporation. Transamerica Corporation is an indirect subsidiary of AEGON N.V., one of the world's leading international insurance groups.

Published Ratings

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of Transamerica. These ratings should not be considered as bearing on the safety or investment performance of assets held in the variable account. Each year the A.M. Best Company reviews the financial status of thousands of insurers. Once it has completed its analysis of each insurer's financial strength, A.M. Best assigns the insurer a Best Rating.


These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, other rating companies, such as by Standard & Poor's Insurance Ratings Services, Moody's or Fitch assess our claims-paying ability. They also may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts in accordance with their terms, including its obligations under the fixed account provisions of this contract. Such ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Insurance Marketplace Standards Association

In recent years, the insurance industry has recognized the need to develop specific principles and practices to help maintain the highest standards of marketplace behavior and enhance credibility with consumers. As a result, the industry established the Insurance Marketplace Standards Association (IMSA).

As an IMSA member, we agree to follow a set of standards in our advertising, sales and service for individual life insurance and annuity products. The IMSA logo, which you will see on our advertising and promotional materials, demonstrates that we take our commitment to ethical conduct seriously.

The Variable Account

On May 22, 1992, Transamerica's Board of Directors passed resolutions to establish the Separate Account VA-2L of Transamerica, also referred to as the variable account, under the laws of the State of California. The variable account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the SEC does not supervise the management or the investment practices or contracts of the variable account.

The assets of the variable account are owned by Transamerica but they are held separately from the other assets of Transamerica. Section 10506 of the California Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company, except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account. Income, gains and losses incurred on the assets in the variable account, whether or not realized, are credited to or charged against the variable account without regard to Transamerica's other income, gains or losses. Therefore, the investment performance of the variable account is entirely independent of the investment performance of Transamerica's general account assets or any other separate account Transamerica maintains.

The variable account has 27 sub-accounts, each of which invests solely in a specific corresponding portfolio. Changes to the sub-accounts may be made at Transamerica's discretion.

THE FUNDS

The companies that provide investment advice and administrative services for the portfolios offered through this contract are listed below. The following portfolios are currently offered through this contract:


DREYFUS VARIABLE INVESTMENT FUND - SERVICE CLASS
Managed by The Dreyfus Corporation
Appreciation Portfolio
Balanced Portfolio
Disciplined Stock Portfolio
Growth and Income Portfolio
International Equity Portfolio
International Value Portfolio
Limited Term High Income Portfolio
Quality Bond Portfolio
Small Cap Portfolio
Small Company Stock Portfolio
Special Value Portfolio

DREYFUS VARIABLE INVESTMENT FUND
Managed by The Dreyfus Corporation
Money Market Portfolio

DREYFUS STOCK INDEX FUND - SERVICE CLASS
Managed by The Dreyfus Corporation and Mellon Equity Associates

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - SERVICE CLASS Managed by The Dreyfus Corporation

DREYFUS INVESTMENT PORTFOLIOS - SERVICE CLASS
Managed by The Dreyfus Corporation
Core Bond Portfolio
Core Value Portfolio
Emerging Leaders Portfolio
Emerging Markets Portfolio
European Equity Portfolio
Founders Discovery Portfolio
Founders Growth Portfolio
Founders International Equity Portfolio
Founders Passport Portfolio

Japan Portfolio
MidCap Stock Portfolio
Technology Growth Portfolio

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
Managed by Transamerica Investment
Management, LLC
Transamerica VIF Growth Portfolio

As of January 22, 2001, new contract owners may only invest in the Service Class sub-accounts, with the exception of the Money Market Sub-account and the Transamerica VIF Growth Sub-account. The Initial Class sub-accounts (other than the Money Market Sub-account and Transamerica VIF Growth

Sub-account) are only available to contract owners that purchased the contract before January 22, 2001.

Meeting objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions. You should be aware of the following risks:

 .    There is no assurance that any of these portfolios will achieve their stated objectives.

 .    An investment in the contract is not insured or guaranteed by the FDIC or any other government agency.

 .    Investing in the contract involves certain investment risks, including possible loss of principal.

The portfolios are open-end management investment companies, or portfolios or series of, open-end management companies registered with the SEC under the 1940 Act, that are often referred to as mutual funds. This SEC registration does not involve SEC supervision of the investments or investment policies of the portfolios.

Shares of the portfolios are not offered to the public but solely to the insurance company separate accounts and other qualified purchasers as limited by federal tax laws. These portfolios are not the same as mutual funds that may have very similar names that are sold directly to the public, and the performance of such publicly available funds, which have different portfolios and expenses, should not be considered as an indication of the performance of the portfolios.

The assets of each portfolio are held separate from the assets of the other portfolios. Each portfolio operates as a separate investment vehicle. The income or losses of one portfolio have no effect on the investment performance of another portfolio. The sub-accounts reinvest dividends and/or capital gains distributions received from a portfolio in more shares of that portfolio as retained assets.

The Rule 12b-1 Fees deducted from the Service Class Shares of these portfolios cover certain distribution and shareholder support services provided by Transamerica Occidental Life Insurance Company selling contracts investing in those portfolios.

Resolution of Possible Conflicts

Since variable insurance products from other companies as well as Transamerica can invest in all of the portfolios, there is a possibility that a material conflict may arise between the interests of the variable account and other companies. If conflict occurs, the affected insurance companies will take the needed steps to resolve the matter. This may include stopping their separate account from investing in the portfolios.

Sources of Additional Information

You will find additional information in the current prospectuses for the portfolios, which accompany this prospectus, including:

 .    the investment objectives;

 .    the investment policies;

 .    the investment advisory services;

 .    the administrative services;

 .    charges; and

 .    operation expenses.

You should read the portfolios' prospectuses carefully before you make any decision concerning the allocation of purchase payments to, or transfers among, the sub-accounts.

Addition, Deletion or Substitution

Transamerica does not control the portfolios. We therefore cannot guarantee that any of the sub-accounts of the variable account or any of the portfolios will always be available to investors for allocation of purchase payments or transfers. We retain the right to make changes in the variable account and in its investments.

We reserve the right to:

 .    eliminate the shares of any portfolio held by a sub-account; or

 .    substitute shares of another portfolio or of another investment company for the shares of any portfolio.

If the shares of a portfolio are no longer available for investment or if, in our judgement, a portfolio is not fulfilling its intended purpose within the variable account, we reserve the right to remove it. To the extent required by the 1940 Act, we will inform contract owners in advance of any substitutions. We will also seek the SEC's advance approval before making substitutions. Nothing contained herein should be construed in any way as preventing or limiting the variable account from purchasing other securities for other series or classes of variable annuity contracts, or from effecting an exchange between series or classes of variable contracts on the basis of requests made by owners.

The Establishment of New Sub-Accounts

At our discretion, based on marketing, tax, investment or other conditions, we can elect to establish new sub-accounts. We will make these new sub-accounts available to our existing contract owners on a basis which we will determine at that time. Each additional sub-account will purchase shares in a portfolio or in another mutual fund or investment vehicle. We may also eliminate one or more sub-accounts if, in our sole discretion, marketing, tax, investment or other conditions so warrant. In the event any sub-account is eliminated, we will notify owners and request a re-allocation of the amounts invested in the eliminated sub-account.

In the event of any substitution or change, we may change the contracts in a way that appropriately reflects substitutions or changes. Furthermore, if we believe it to be in the best interests of persons having voting rights under the contracts, the variable account may be operated as a management company under the 1940 Act or any other form permitted by law. It may also be deregistered under this act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

THE FIXED ACCOUNT

This prospectus is generally intended to serve owners as a disclosure document only for the contract and the variable account. For complete details regarding the fixed account, see the contract itself. The fixed account is not available in all states.

Purchase payments allocated to and amounts transferred to the fixed account become part of Transamerica's general account, which supports insurance and annuity obligations. Interests in the general account have not been registered under the Securities Act of 1933 (the 1933 Act). Nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the fixed account.

The guarantee periods of the fixed account are part of Transamerica's general account. The general account consists of all Transamerica's general assets, other than those in the variable account, or assets in any other segregated asset account. Instead of the owner bearing the investment risk as with the variable account, we bear the full investment risk for all values in the fixed account. We have the sole right to determine how we will invest the assets of our general account while adhering to applicable laws.

The Interest Rate of the Fixed Account

You bear the risk that after the initial guarantee period we will not credit interest in excess of 3% per year to amounts you allocate to the fixed account.

The allocation or transfer of funds to the fixed account does not entitle you to share in the overall investment returns of Transamerica's general account. Instead, we guarantee that the funds you allocate or transfer to the fixed account will accrue a specified annual interest rate for a specific duration. The rate of interest we credit will always be at least 3% per year. Consequently, if you allocate all net purchase payments only to the fixed account and make no transfers or withdrawals, the minimum amount of the account value will be determinable and guaranteed.

We will establish a new guarantee period of a duration you select from those we are offering on net purchase payments you allocate to the fixed account. Every guarantee period we offer will have a duration of at least one year. The minimum amount you may allocate or transfer to a guarantee period is $1,000. We will credit net purchase payments you allocate to the fixed account on the date we receive the payment at our service center. We will establish a new guarantee period as of the effective date of the transfer for any amount you transfer from another guarantee period, or from a sub-account of the variable account to the fixed account.

We may delay payment of any withdrawal or transfer from the fixed account for up to six months after we receive the request. If we delay payment for more than 30 days, we will pay interest on the withdrawal amount up to the date of payment.

Guarantee Periods

Each guarantee period will have its own guaranteed interest rate and expiration date. The guaranteed interest rate applicable to a guarantee period will depend on the date it is established and the duration you choose. The guarantee period you choose may not extend beyond the annuity date.

We reserve the right to change the maximum number of guarantee periods that may be in effect at any one time.

We will establish effective annual interest rates for each guarantee period. The effective annual interest rate we establish for a guarantee period will remain in effect for the duration of the guarantee period. We will credit interest to a guarantee period based on its daily balance at a daily rate which is equivalent to the guaranteed interest rate applicable to that guarantee period for amounts held during the entire guarantee period. Amounts withdrawn or transferred from a guarantee period before its expiration date will be subject to an interest adjustment as described below. In no event will the effective annual interest rate applicable to a guarantee period be less than 3% per year.

Interest Adjustment

Except in certain circumstances, an interest adjustment will be made to any amount withdrawn or transferred from a guarantee period before its expiration date. Any such amount withdrawn or transferred from a guarantee period will be credited with interest at a rate of only 3% per year from the date the guarantee period was established to the date of payment or transfer, regardless of the guaranteed interest rate. This means that any interest in excess of 3% will be forfeited on the amount withdrawn or transferred.

Exceptions to the interest adjustment include:

1. amounts withdrawn within 30 days before the expiration date of the guarantee period;

2. amounts withdrawn from a guarantee period serving as the source account, if available, for dollar cost averaging transfers; and

3.   amounts paid as part of a death benefit.

A contingent deferred sales load may apply to withdrawals made at the end of a guarantee period even if there is no interest adjustment made.

Expiration of Guarantee Period

At least 45 days, but not more than 60 days, before the expiration date of a guarantee period, we will notify you of the options available when a guarantee period expires. You may elect one of the following options:

1. transfer the guarantee amount of that guarantee period to a new guarantee period from among those being offered by us. The new guarantee period will be established on the later of:

     a)   the date you select; or

     b) the date the notice, in a form and manner acceptable to us, is received at our service center, but in no event later than the day immediately following the expiration date of the previous guarantee period; or

2. transfer the guarantee amount of that guarantee period to one or more sub-accounts of the variable account.

We must receive your notice electing one of these options at our service center before the expiration date of the guarantee period. If such election has not been received by us at our service center, the guarantee amount of that guarantee period will remain in the fixed account. A new guarantee period of the same duration as the expiring guarantee period, if offered, will automatically be established by us with a new guaranteed interest rate. The new guarantee period will start on the day following the expiration date of the previous guarantee period.

If we are not currently offering guarantee periods having the same duration as the expiring guarantee period, the new guarantee period will be the next longer duration. If we are not offering guarantee periods longer than the duration of the expiring guarantee period, the new guarantee period will be the next shorter duration.

If the guarantee amount of an expiring guarantee period is less than $1,000, we reserve the right to transfer such amount to the Money Market Sub-Account of the variable account.

If you make a transfer from a guarantee period within the 30-day period ending on its expiration date, it will not be counted for the purpose of determining the eighteen free transfers per contract year. This transfer will not be subject to any interest adjustment.

THE CONTRACT

The contract is a flexible purchase payment multi-funded individual deferred annuity contract. The rights and benefits under the contract, or in the certificate and group contract, are described below and in the contract. We reserve the right to modify the individual contract and the group contract and its certificates so that they conform to any federal or state statute, rule or regulation. Such modifications will give contract owners the benefits of these changes. We are responsible for the obligations stated in the contract.

The contracts may be used for IRAs and Roth IRAs that qualify for special federal income tax treatment. With our prior approval, the contracts may also be available as Section 403(b) annuities and for use in Section 401(a) qualified pension and profit sharing plans established by corporate employers. Generally, qualified contracts contain restrictive provisions limiting the timing and amount of payments and distributions from the qualified contract.

The owner designates the annuitant. The annuitant can be the same person as the owner and must be the same person in the case of certain qualified contracts.

Annuity payments will be made to the annuitant after the annuity date unless, in the case of a non-qualified contract, the owner changes the payee after the annuity date.

For each contract, a different account will be established and values, benefits and charges will be calculated separately. The various administrative rules described below will apply separately to each contract, unless otherwise noted.

CONTRACT APPLICATION AND PURCHASE PAYMENTS

Purchase Payments

Please send all of your purchase payments to our service center.

The initial purchase payment for each contract must generally be at least $5,000. We may, at our discretion, accept lower initial purchase payments for certain qualified contracts.



We will ordinarily issue the contract and credit the net purchase payment from the initial purchase payment within two days of receipt of a properly completed application and the purchase payment. At this time, the contract is accepted and funded with your purchase payment. A net purchase payment is defined as a purchase payment minus any applicable premium taxes. Acceptance of the application is subject to it being received in good order. We reserve the right to reject any application or purchase payment. Contracts normally will not be issued if an owner or annuitant is more than 90 years old, although we, in our discretion, may waive this restriction in certain cases.

If the initial purchase payment allocated to the variable sub-account(s) cannot be credited within two days of receipt because the information is incomplete, or for any other reason, we will contact you. We will explain the reason for the delay and will refund the initial purchase payment within five business days, unless you consent to our retaining the initial purchase payment. Then, we will credit it to the variable sub-account of your choice as soon as the requirements are fulfilled.

Ten Day Cancellation Option

Each contract provides for a free look period of 10 days (or longer if required by state law) after receipt of the contract during which you may cancel the contract. To cancel the contract you must return it to us with a written notice of cancellation. In most states, including for some ages of owners in some states, and in all states for IRAs, we will refund the greater of the purchase payments or account value as of the date the written notice and the contract are received by us. In some states you may receive a refund of more than the account value. You should consult your registered representative or investment adviser (or see your contract) for the applicable provision.

Additional Purchase Payments

You may make additional purchase payments into the contract at any time before the annuity date, as long as the annuitant or contingent annuitant (if any) is living. Additional purchase payments must be at least $500, or at least $100 if paid through an automatic payment plan. If you use an automatic payment plan, we will automatically deduct the additional purchase payments from a bank account. In addition, minimum allocation amounts apply. Additional net purchase payments are credited to the contract as of the date the payment is received. Currently, additional purchase payments may not be made to Section 401(a) and Section 403(b) annuity contracts.

Total purchase payments for any contract may not exceed $1,000,000 without our prior approval. In no event may the sum of all purchase payments for a contract during any taxable year exceed the limits imposed by any applicable federal or state laws, rules, or regulations.

Choosing One or More Investment Options

You specify how purchase payments will be allocated under the contract. You may allocate the net purchase payments between and among one or more of the sub-accounts of the variable account and the guarantee periods of the fixed account. Portions must be whole number percentages and any allocation percentage for a sub-account must be at least 10%. If an allocation of an additional net purchase payment is directed to an inactive sub-account, then the amount allocated must be at least $500. If an allocation of an additional net purchase payment is directed to a new guaranteed period of the fixed account, then the amount allocated must be at least $1000.

Each net purchase payment will be subject to the allocation percentages in effect at the time of receipt of such purchase payment. You may change the allocation percentages for new purchase payments among the sub-accounts and the guarantee period at any time by submitting a request for such change, in a form acceptable to us, to our service center. Any changes to the allocation percentages are subject to the limitations above. Any change will take effect with the first purchase payment we receive with or after the request for such change at our service center, and will continue in effect until you change it again.

Investment Option Limit

You may not allocate account value to more than eighteen investment options over the life of the contract. Investment options include sub-accounts of the variable account and guarantee periods of the fixed account. Each sub-account and each duration of a guarantee period of the fixed account that ever received a transfer or purchase payment allocation count as one towards this total of eighteen limit. We may waive this limit in the future.

For example, if you make an allocation to the Money Market Sub-Account and later transfer all amounts out of this Money Market Sub-Account, it would still count as one for the purposes of the limitation even if it held no value. If you transfer from a sub-account to another sub-account and later back to the first, the count towards the limitation would be two, not three. If you select a guarantee period and renew for the same term, the count will be one. If you renew to a guarantee period with a different term, the count will be two.

ACCOUNT VALUE

Before the annuity date, the account value is the sum of:

 .    the fixed account accumulated value; plus

 .    the variable account accumulated value.

The fixed account accumulated value is the total dollar amount of all guarantee amounts held under the fixed account for the contract before the annuity date. The fixed account accumulated value is determined without any interest adjustment. The variable account accumulated value is the total dollar amount of all variable accumulation units under each sub-account of the variable account held for the contract before the annuity date. The variable account accumulated value before the annuity date is equal to:

a)   net purchase payments allocated to the sub-accounts; plus or minus

b) any increase or decrease in the value of the assets of the sub-accounts due to investment results; less

c)   the daily mortality and expense risk charge; less

d)   the daily administrative expense charge; less

e) any reductions for the annual account fee and the GMIB and TRR rider fees, if applicable; plus or minus

f)   amounts transferred from or to the fixed account; less

g) any applicable transfer fees and systematic withdrawal option fees; and less

h) any withdrawals from the sub-accounts less any premium tax applicable to those withdrawals.

The variable accumulated value is expected to change from valuation period to valuation period. The variable accumulated value changes to reflect the investment performance all of the selected portfolios, and also reflects the deductions for charges. A valuation period is the period between successive valuation days. It begins at the close of the New York Stock Exchange, generally 4:00 p.m. ET, on each valuation day. It ends at the close of the New York Stock Exchange on the next succeeding valuation day. A valuation day is each day that the New York Stock Exchange is open for regular business. The value of the variable account assets is determined at the end of each valuation day. To determine the value of an asset on a day that is not a valuation day, the value of that asset as of the end of the next valuation day will be used.

How Your Variable Accumulation Units Are Created

When you pay purchase payments into your contract, those payments are used to purchase variable accumulation units in the sub-accounts in which you have chosen to invest. At the end of each valuation period during which we received purchase payments, you will be credited with variable accumulation units. The number of units you receive is determined by dividing:

 .    the portion of each net purchase payment allocated to the sub-accounts, by

 .    the variable accumulation unit value, at the end of the valuation period.

The variable accumulation units credited to your contract as the result of your initial net purchase payment are credited to your contract's value within two valuation days of the later of:

1. the date upon which our service center receives an acceptable and properly completed application; and

2. the date upon which our service center receives the initial purchase payment.

The variable accumulation units credited to your contract as the result of subsequent purchase payments will be credited to your contract's value at the end of the valuation period during which we received your payment.

How Variable Accumulation Unit Values Are Calculated

The value of a variable accumulation unit for each sub-account for a valuation period is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the sub-account's net investment factor for the valuation period. The value of a variable accumulation unit may go up or down.

The net investment factor is used to determine the value of accumulation and annuity unit values for the end of a valuation period. The applicable formula can be found in the Statement of Additional Information. There is an example in Appendix A to this prospectus.

TRANSFERS

When you transfer account values among the sub-accounts, those transfers will result in the purchase and/or cancellation of variable accumulation units. The value of these units will equal the total dollar amount you are transferring to or from a sub-account. These transactions are valued at the end of the valuation day on which we received your transaction request.

Before the Annuity Date

Before the annuity date, you may transfer any portion of the account value among the sub-accounts and the guarantee periods then offered by us. You can make transfers by giving a written request to our service center subject to the following conditions:

 .    the minimum amount that may be transferred is $500; and

 .    the minimum transfer to an inactive sub-account is $500; and

 .    the minimum transfer required to establish a new guarantee period is
     $1,000.

Transfers are also subject to terms and conditions that may be imposed by the portfolios.

Your transfer request must specify:

 .    the sub-account or guarantee period from which the transfer is to be made;

 .    the amounts you wish to transfer, subject to the minimum transfer amount;
     and

 .    the sub-account or guarantee period you wish to receive the transfer.

We impose a transfer fee equal to the lesser of $10 or 2% of the amount of the transfer for each transfer over 18 in a contract year. We also reserve the right to:

 .    waive the transfer fee;

 .    vary the number of transfers without charge (but not fewer than 12); or

 .    not count transfers under certain options or services.

The transfer will generally be effective on the date your request is received at our service center. If the transfer is made from a guarantee period before its expiration date, it will be subject to an interest adjustment.

If a transfer from a guarantee period is made within the 30-day period ending on its expiration date, we will not count it for purposes of the 18 allowable transfers. It will also not be subject to any interest adjustment.

If a transfer reduces the value in a sub-account to less than $500, then we reserve the right to transfer the remaining amount along with the amount you requested to be transferred according to your transfer instructions.

Under current law, there will not be any tax liability to you as the owner if you make a transfer.

Telephone Transfers

We will allow telephone transfers if you have provided proper authorization for such transfers. We will provide you with limitations and rules for these transfers. We reserve the right to suspend telephone transfer privileges at any time, for some or all contracts, for any reason. Withdrawals are not permitted by telephone.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. The procedures we will follow for telephone transfers may include:

a) requiring some form of personal identification before acting on instructions received by telephone;

b)   providing written confirmation of the transaction; and/or

c)   tape recording the instructions given by telephone.

Possible Restrictions

We reserve the right without prior notice, to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfers, at any time and for any reason. For example, restrictions may be necessary to protect owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. We have determined that the movement of significant sub-account values from one sub-account to another may prevent the portfolio impacted by these transfers from taking advantage of investment opportunities. This occurs because the portfolio must maintain a significant cash position in order to handle redemptions.

The contract you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to a portfolio. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if a portfolio would reject our purchase order.

Such large and sudden movement of assets in any one portfolio may also cause a substantial increase in portfolio transaction costs. These costs must be indirectly borne by owners. Therefore, we reserve the right to require that all transfer requests be made by you, the owner and not by a third party holding a power of attorney. We may also require that each transfer request be made by a separate communication to us. We also reserve the right to require that each transfer request be submitted in writing and be manually signed by the owner or owners.

Dollar Cost Averaging

Before the annuity date, you, as the owner, may request that a designated amount of money be automatically transferred from one, and only one, of the sub-accounts which invests in:

 .    the Money Market Portfolio;

 .    the Quality Bond Portfolio;

 .    the Limited Term High Income Portfolio.

Or you can have it transferred from the fixed account. This money may be transferred to any of the sub-accounts on a monthly basis by submitting a request to our service center. The request must be in a form and manner acceptable to us. You may not Dollar Cost Average into the fixed account. You may be able to transfer amounts from other source accounts in addition to the Money Market, Quality Bond and Limited Term High Income Sub-Accounts. These other source accounts can include the shortest guarantee period. Call our service center for the availability of source account options. Your transfers will begin the month after we receive your request (however, you must wait at least one week after we receive it). Dollar cost averaging transfers will not begin until 30 days after the contract date.

Transfers will continue for the duration you selected unless terminated:

1.   by you;

2. automatically by us because there are insufficient funds in the source account, or

3. for other reasons as set forth in the contract. You may request that monthly transfers be continued. You can accomplish this by giving notice to our service center in a form and manner acceptable to us within 30 days before the last monthly transfer. If no request to continue the monthly transfers is made by you, this option will terminate automatically with the last transfer.


In order to be eligible for dollar cost averaging, you must meet the following conditions:

1.   the value of the source account must be at least $5,000;

2. the minimum amount that you may transfer out of the source account is $250 per month; and

3. the minimum amount transferred into any other sub-account is the greater of $250 or 10% of the amount being transferred.

Please note that dollar cost averaging transfers can not be made from a source account from which you are receiving systematic withdrawals or automatic payouts.

You will not be charged for the dollar cost averaging service. Transfers that result from dollar cost averaging practices will not count toward your 18 free transfers. We will make no interest adjustments on dollar cost averaging transfers from the fixed account if we allow it as a source account.

Special Dollar Cost Averaging Option

(May not be available in all states. See contract for availability of the fixed account options.)

When you make a purchase payment to the contract, you may elect to allocate the entire purchase payment to either the six or twelve month special Dollar Cost Averaging accounts of the fixed account. The purchase payment will be credited with interest at a guaranteed fixed rate. Amounts will then be transferred from the special Dollar Cost Averaging account to the variable sub-accounts pro rata on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified when you applied for the contract.

Amounts from the sub-accounts and/or fixed account options may not be transferred into the special Dollar Cost Averaging accounts. In addition, if you request a transfer (other than a Dollar Cost Averaging transfer) or a withdrawal from a special Dollar Cost Averaging account, any amounts remaining in the special account will be transferred to the variable sub-accounts according to your original allocation instructions. The special Dollar Cost Averaging option will end and cannot be re-elected. The special Dollar Cost Averaging Option cannot be in effect at the same time the regular Dollar Cost Averaging is in effect.

Automatic Asset Rebalancing

When you allocate purchase payments to certain portfolios in certain percentages, you define how you want your investments balanced. Changing market conditions affect each portfolio's performance, and can throw your allocations out of balance. You may instruct us to automatically rebalance the amounts by reallocating them among the variable sub-accounts, at the time and in the percentages that you specify. You must specify automatic asset rebalancing in your instructions to us. As the owner, you may elect to have the rebalancing done on an annual, semi-annual or quarterly frequency, and on a contract-year or calendar year basis. You may also elect to have amounts allocated among the sub-accounts using whole percentages, with a minimum of 10% allocated to each sub-account.

You may elect to establish, change or terminate the automatic asset rebalancing by submitting a request to our service center in a form and manner acceptable to us. Automatic asset rebalancing will not count towards the limit of 18 free transfers in a contract year. There is currently no charge for the automatic asset rebalancing. However, we reserve the right to charge for this feature. We also reserve the right to discontinue offering automatic asset rebalancing at any time and for any reason.

After the Annuity Date

If you elect a variable annuity payout option, you may make transfers among sub-accounts after the annuity date by submitting a request in a form acceptable to us to our service center. Transfers will generally be processed as of the date of the request for the transfer.

Transfers may be made by telephone, subject to the limitations described under "Telephone Transfers."

Your request will be subject to the following provisions:

1. transfers after the annuity date may be made no more than four times during any annuity year; and

2. the minimum amount transferred from one sub-account to another is the amount needed to support a current $75 monthly payment.

Your transfers among sub-accounts during the annuity period will be processed based on the formula outlined in the Statement of Additional Information.

CASH WITHDRAWALS

Withdrawals

You may generally withdraw all or part of your contract's surrender value at any time during the life of the annuitant and before the annuity date. You can do this by giving a written request to our service center. Your request will be subject to the rules below. Federal or state laws, rules or regulations may also apply. You cannot make withdrawals after the annuity date. Withdrawals may be taxable and subject to a penalty tax. Withdrawals from qualified contracts may be restricted or prohibited.

If you surrender your contract on or before the annuity date we will pay you the cash surrender value. The cash surrender value is equal to:

 .    the account value; minus

 .    any account fee; minus

 .    any interest adjustment; minus

 .    any applicable contingent deferred sales load; minus

 .    any GMIB and/or TRR rider fee; and minus

 .    any applicable premium taxes.

If the account value exceeds $50,000 on the date the contract is surrendered, and where permitted by law, we will waive the account fee. A full surrender of your contract will result in a cash withdrawal payment equal to the contract's cash surrender value at the end of the valuation period during which we receive your request with all of your completed forms.

Only one partial withdrawal will be allowed annually while the systematic withdrawal option is in effect. Partial withdrawals must be at least $500.

In the case of a partial withdrawal, you may instruct our service center as to the amounts to be withdrawn from each sub-account or fixed account. If you do not specify from where the withdrawal is to be made, the withdrawal will be taken pro rata from all sub-accounts and the fixed account with current values. If the requested withdrawal reduces the value of the sub-account to less than $500, we reserve the right to transfer the remaining value of that sub-account pro rata. You will be notified in writing of any such transfer.

A partial withdrawal will not be processed if it would reduce the account value to less than $2,000. In that case, you will be notified that you will have 10 days from the date notice is mailed to:

a. withdraw a lesser amount, subject to the $500 minimum, leaving an account value of at least $2,000; or

b.   surrender the contract for its cash surrender value.

Amounts payable will be determined as of the end of the valuation period during which the subsequent instructions are received. If, after the expiration of the 10-day period, no written election is received from you, your withdrawal request will be considered null and void, and no withdrawal will be processed.

Fees and Taxes Relating to Withdrawals or Surrenders

The account fee, unless waived, and the GMIB and/or TRR rider fee and premium taxes, if applicable, will be deducted from a full surrender before the application of any contingent deferred sales load. Your withdrawals may be taxable transactions. Moreover, the Code provides that a 10% penalty tax may be imposed on the taxable portions of distributions for certain early withdrawals. There is no contingent deferred sales load on withdrawals under the automatic payout option (described below).

As an owner, you generally will be entitled to elect, in writing, not to have tax withholding apply. This is true except for distributions from certain qualified contracts that may be subject to mandatory 20% withholding. Withholding applies to the portion of the withdrawal which is includable in income and subject to federal income tax. The federal income tax withholding rate for partial withdrawals and full surrenders is currently 10%, or 20% for certain qualified contracts, of the taxable amount of the withdrawal. Withholding applies only if the taxable amount of the withdrawal is at least $200. Some states also require withholding for state income taxes. Withdrawals, including surrender requests, generally will be processed as of the end of the valuation period during which the request, including all completed forms, is received. Payment of any cash withdrawal or lump sum death benefit due from the variable account will occur within seven days from the date we receive your request, except that we may postpone such payment if:

1. the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or

3.   the SEC permits a delay for the protection of owners.

The withdrawal request will be effective when all appropriate forms are received. Payments of any amounts derived from purchase payments paid by check may be delayed until the check has cleared your bank. When a withdrawal is made from a guarantee period before its expiration date, the amount withdrawn will generally be subject to an interest adjustment. The payment of a withdrawal from the fixed account may be delayed for up to six months. If payment from the fixed account is delayed for more than 30 days, interest will be paid on the withdrawal amount up to the date of payment.

You, as the owner, assume the investment risk for amounts allocated to the variable account. Certain withdrawals are subject to a contingent deferred sales load. The total amount paid upon surrender of the contract, taking into account any prior withdrawals, may be more or less than the total purchase payments paid.

Additional Withdrawal and Surrender Provisions

After a withdrawal of the total cash surrender value, or at any time that the account value is zero, all of your rights as the owner will terminate.

Qualified contracts will be issued in connection with retirement plans which meet the requirements of the Code. You should refer to the terms of the particular retirement plans for any additional limitations or restrictions on your cash withdrawals, as these limitations or restrictions may supercede those of the contract issued by us.

You may elect, under the systematic withdrawal option or automatic payout option (but not both), to withdraw certain amounts on a periodic basis from the sub-accounts before the annuity date.

Systematic Withdrawal Option

Before the annuity date, you may elect to have withdrawals automatically made from one or more sub-account(s) on a monthly basis. Other distribution modes may be allowed. The withdrawals will begin no sooner than the month following receipt of your written notice. Please note, however, payments will not begin sooner than the later of:

a.   30 days after the contract date; or

b. the end of the free look period, allowing 5 days for delivery of the contract by mail.

Upon written notice to you, we may change the day of the month on which withdrawals are made under this option. Withdrawals will be from the sub-account, or sub-accounts, and in the percentage allocations specified by you. If no specifications are made, withdrawals will be pro rata from all sub-accounts and the fixed account.

Eligibility and Rules of the Systematic Withdrawal Option

To be eligible for the systematic withdrawal option:

 .    the account value must be at least $6,000 at the time you elect to use this option;

 .    the minimum monthly amount that can be withdrawn is $50; and

 .    the maximum monthly amount that can be withdrawn on an annual basis is 10%
     of remaining purchase payments as of the date of the first withdrawal.

Systematic withdrawals are not subject to the contingent deferred sales load but can be reduced by any applicable premium tax. Systematic withdrawals may be taxable, subject to withholding, and subject to the 10% penalty tax.

Systematic withdrawals will continue unless you terminate them or they are automatically terminated by us as described in the contract. If this option is terminated it may not be used again until the next contract anniversary. In some states, any partial withdrawal will automatically terminate the systematic withdrawal option. Any portion of such partial withdrawal which exceeds the allowed amount for withdrawals will be subject to a contingent deferred sales load. In some states other restrictions may apply.

We reserve the right to impose an annual fee of up to $25 per contract year for administrative expenses associated with processing the systematic withdrawals. This fee, which is currently waived, will be deducted from each systematic withdrawal in equal installments during a contract year. Before requesting withdrawals from a qualified contract, consult your tax adviser and, if applicable, the particular retirement plan. There may be severe restrictions on withdrawals from qualified contracts.

Automatic Payout Option, or APO

Before the annuity date, you may elect the automatic payout option, referred to as the APO, to satisfy minimum distribution requirements under the Internal Revenue Code for certain qualified contracts.

DEATH BENEFIT

If an owner or annuitant dies before the annuity date, a death benefit is payable. The death benefit will be equal to the greatest of:

(1) the account value on the date we receive the required information (see below); or

(2) the Guaranteed Minimum Death Benefit, plus additional purchase payments received, less any partial withdrawals and any applicable premium taxes from the date of death to the date of payment of death proceeds.

This may vary by state.

Guaranteed Minimum Death Benefit

The Guaranteed Minimum Death Benefit (GMDB) for contracts with any owner or with an annuitant age 85 or younger at the time of purchase, is equal to the greater of:

1) the largest account value on the contract date or on any contract anniversary prior to the earlier of the date of death or any owner's or annuitant's 86th birthday, adjusted for any subsequent purchase payments (less the sum of all subsequent adjusted partial withdrawals and any premium taxes applicable to those withdrawals up to the date of death); or

2) the sum of all purchase payments, less adjusted partial withdrawals and any premium taxes applicable to those withdrawals, plus interest thereon equal to a 5% annual effective rate, credited on a daily basis up to:

     a) the contract anniversary prior to the earlier of any owner's or annuitant's 86th birthday;

     b) the date the sum of all purchase payments, (less the sum of all adjusted partial withdrawals and any premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted partial withdrawals and any premium taxes) as a result of such interest accumulation, if earlier; or

     (c)  the date of death of any owner or annuitant.

For contracts purchased by any owner or with an annuitant age 85 or older, the Guaranteed Minimum

Death Benefit available will be the sum of all purchase payments, less adjusted partial withdrawals and any premium taxes applicable to these withdrawals.

The death benefit will be determined as of the valuation period during which the later of:

a)   proof of death of the owner or annuitant is received by our service center;
     or

b) written notice of the method of settlement elected by the beneficiary is received at our service center.

If no settlement method is elected, the death benefit will be calculated and paid as of a date no later than one year after the date of death. No contingent deferred sales load will apply. Until the death benefit is paid, the account value allocated to the variable account will remain in the sub-accounts as previously specified by the owner, or in the sub-accounts as reallocated according to instructions received by us from all beneficiaries. Therefore, the account value will fluctuate with the investment performance of the applicable sub-accounts. As a result, the amount of the death benefit will depend on the account value at the time the death benefit is paid, not as of the date of death. There is no extra charge for the death benefit, and it applies automatically, i.e., no election by the owner is necessary.

(The GMDB may vary by state.)

Adjusted Partial Withdrawals

When you request a partial withdrawal, your guaranteed minimum death benefit may be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total purchase payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

Payment of Death Benefit

The death benefit is generally payable upon receipt of proof of death of the annuitant or any owner. Where the owner is not an individual, the death benefit is generally payable upon receipt of proof of death of the annuitant. Once our service center receives this proof and the beneficiary's choice of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information to make the payment. The death benefit may be paid in a lump sum cash benefit. Subject to any limitations under any state or federal law, rule, or regulation, it may be paid under one of the annuity forms, unless a settlement agreement effective under the contract prevents this choice. If no settlement method is elected within one year of the date of death, the death benefit will be paid in a lump sum. The payment of the death benefit may be subject to certain distribution requirements under the federal income tax laws.

Designation of Beneficiaries

You, as the owner, may select one or more beneficiaries and name them in a form and manner acceptable to us. If you select more than one beneficiary, unless you indicate otherwise, they will each share equally in any death benefits payable. Different beneficiaries may be named with respect to the annuitant's death and the owner's death. Respectively, these individuals are referred to as the annuitant's beneficiary and the owner's beneficiary. Before the annuitant's death, you may change the beneficiary by notice to our service center in a form and manner acceptable to us. You may also make the designation of beneficiary irrevocable by sending notice to and obtaining approval from our service center. Irrevocable beneficiaries may only be changed with the written consent of the designated irrevocable beneficiaries, except to the extent required by law.

The interest of any beneficiary who dies before the owner or annuitant will terminate at the death of said beneficiary. The interest of any beneficiary who dies at the time of, or within 30 days after, the death of the owner or annuitant will also terminate if no benefits have been paid, unless the contract has been endorsed to provide otherwise. The benefits will then be paid as though the beneficiary had died before the owner or annuitant. If the interests of all designated beneficiaries have terminated, any benefits payable will be paid to the owner's estate.

We may rely on an affidavit by any responsible person in determining the identity or non-existence of any beneficiary not identified by name.

Death of Annuitant Before the Annuity Date

If the annuitant dies before the annuity date and the annuitant is not an owner and there is no contingent annuitant, a death benefit under the contract relating to that annuitant will be paid to the annuitant's beneficiary. If there is a contingent annuitant, then upon the death of the annuitant the contingent annuitant will become the annuitant and no death benefit will be paid at that time.

Death of Owner Before the Annuity Date

If an owner dies before the annuity date, a death benefit will be paid to that owner's beneficiary. If the contract has joint owners, the surviving joint owner will be deemed the owner's beneficiary. If the owner's beneficiary is the deceased owner's spouse, then the spouse may elect to continue the contract as his or her own or receive payment of the death benefit. If the spouse elects to continue the contract, an amount equal to the excess, if any, of the Death Benefit over the account value will then be added to the account value. This amount will be added only once, at the time of such election. Furthermore, all future contingent deferred sales loads will be waived. The payment of the death benefit may be subject to certain distribution requirements under the federal income tax laws.

Death of Annuitant or Owner After the Annuity Date

If the annuitant or an owner dies after the annuity payments start, the remaining undistributed portion, if any, of the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such death. Under some annuity forms, there will be no death benefit. If the owner is not the annuitant, upon an owner's death, any remaining ownership rights will pass to the owner's beneficiary.

CHARGES AND DEDUCTIONS

No deductions are made from purchase payments except for any applicable premium taxes. Therefore, the full amount, less any premium taxes, of the purchase payments are invested in one or more of the sub-accounts of the variable account or the fixed account.

As more fully described below, charges under the contract are assessed in three ways:

1. as deductions for the contract or annuity fees, any transfer fees, rider fees, systematic withdrawal option or asset rebalancing fees, (if any), any interest adjustment (for withdrawals and transfers from the fixed account) and, if applicable, for premium taxes;

2. as charges against the assets of the variable account for the assumption of mortality and expense risks and administrative expenses; and

3.   as contingent deferred sales loads.

In addition, certain deductions are made from the assets of the funds for investment management fees and expenses. These fees and expenses are described in the funds' prospectuses and their statements of additional information.

Contingent Deferred Sales Load/Surrender Charge

No deduction for sales charges is made from your purchase payments, although premium taxes may be deducted. However, a contingent deferred sales load, or surrender charge, of up to 6% of purchase payments paid may be imposed on certain withdrawals or surrenders from the account value to partially cover certain expenses incurred by us relating to the sale of the contracts, including commissions paid to salespersons, the costs of preparation of sales literature and other promotional costs and acquisition expenses.

We may also deduct the contingent deferred sales load if you annuitize your contract.

The contingent deferred sales load/surrender charge percentage varies according to the number of contract years between the contract year in which a net purchase payment was credited to the contract and the contract year in which the withdrawal is made. The amount of this charge is determined by multiplying the amount withdrawn and subject to the contingent deferred sales load by the contingent deferred sales load percentage according to the following table.

Number of Contract Years              Contingent
Years Since Receipt  of               Deferred
Each Purchase Payment                 Sales Load
---------------------                 ----------
Less than one year                       6%
1 year but less than 2 years             6%
2 years but less than 3 years            5%
3 years but less than 4 years            5%
4 years but less than 5 years            4%
5 years but less than 6 years            4%
6 years but less than 7 years            2%
7 or more years                          0%

In no event will the total contingent deferred sales load/surrender charge assessed against the contract exceed 6% of the aggregate purchase payments paid to a contract.

Certain amounts may be withdrawn free of any contingent deferred sales load. You may make withdrawals up to this "allowed amount" without incurring a contingent deferred sales load/surrender charge each contract year before the annuity date. During the first contract year, the allowed amount is equal to accumulated earnings not previously withdrawn.

For the first withdrawal, and only the first withdrawal in a contract year after the first contract year, the available allowed amount you may withdraw is equal to the sum of:

1. 100% of purchase payments not previously withdrawn and received at least seven contract years before the date of withdrawal; plus

2.   the greater of:

     a.   accumulated earnings not previously withdrawn; or

     b. 15% of purchase payments received at least one but less than seven complete contract years before the date of withdrawal not reduced to take into account any prior withdrawals deemed to be made from such purchase payments.

After the first withdrawal in a contract year after the first contract year, the available allowed amount is equal to the sum of:

1. 100% of purchase payments not previously withdrawn and received at least seven contract years before the date of withdrawal; plus

2.   accumulated earnings not previously withdrawn.

Withdrawals will always be made first from your accumulated earnings, and then from your purchase payment on a first-in first-out basis. This is done so that accumulated earnings may be depleted with the first withdrawal and the 15% of purchase payments discussed above is not used in the calculation of the allowed amount. If an allowed amount is not withdrawn during a contract year, it does not carry over to the next contract year. However, accumulated earnings, if any, in your certificate value are always available as the allowed amount. No withdrawals are allowed from purchase payments made by a check which has not cleared.

Some contract owners may hold contracts issued before 1995 which, when originally issued, provided for an allowed amount which was equal to the sum of:

1. all purchase payments not previously withdrawn and held more than seven contract years; plus

2. 10% of purchase payments held between one and seven contract years not reduced by any withdrawals made by the owner from such purchase payments.

Under these contracts, withdrawals were made first from purchase payments on a first-in, first-out basis, then from earnings. The allowed amount that applies to these owners will be determined by whichever formula provides them with the larger amount available, for full surrenders only, without a contingent deferred sales load.

No contingent deferred sales load will be charged on the allowed amount if a contract is surrendered and you were eligible to withdraw the amount without charge but had not made such a withdrawal during the contract year. In addition, no contingent deferred sales load is charged:

1. upon annuitization after the first three contract years to an option involving life contingencies;

2.   upon payment of the death benefit;

3. upon transfers of account value among the sub-accounts and the guarantee periods;

4.   under the systematic withdrawal option; or,

5.   in some circumstances, under the automatic payout option.

Any applicable contingent deferred sales load will be deducted from the amount requested for both partial withdrawals and full surrenders. The contingent deferred sales load and any rider fee or premium tax applicable to a withdrawal from the fixed account will be deducted from the amount withdrawn after the interest adjustment, if any, is applied and before payment is made to you.

The contingent deferred sales load arising from a withdrawal or surrender of the contract will be waived if you receive extended medical care in a licensed hospital or nursing care facility for at least 45 days (30 days for contracts issued in Pennsylvania) during any continuous 60 day period beginning on or after the first contract anniversary and the request for the withdrawal or surrender, together with proof of such extended care, is received at our service center during the term of such care or within 90 days after the last day upon which you received such extended care. This waiver of the contingent deferred sales load may not be available in all states and does not apply if you are receiving extended medical care in a licensed hospital or nursing care facility at the time you applied for the contract or at the contract date.

Additionally, in some states, the contingent deferred sales load arising from a withdrawal or surrender of the contract will be waived if you are diagnosed, after the first contract year, with a terminal illness reasonably expected to result in death within twelve months. Proof of the terminal illness must be received by our service center at the time the withdrawal or surrender request is received.

Administrative Charges

At the end of each contract year before the annuity date, we deduct an annual account fee as partial compensation for expenses relating to the issue and maintenance of the contract and the variable account. The annual account fee is equal to the lesser of $30 or 2% of the account value. No account fee will be deducted for a contract year if your account value exceeds $50,000 on the last business day of the contract year or as of the date the contract is surrendered. The account fee may be changed upon 30 days advance written notice to you. In no event may this fee exceed the lesser of $60 or 2% of the account value.

Such increases in the account fee will apply only to future deductions after the effective date of the change. The account fee will be deducted on a pro rata basis from each sub-account in which the contract is invested at the time of such deduction or from the fixed account if there are insufficient funds in the sub-accounts. If the entire amount is in the fixed account, then the annual account fee will be deducted on a pro rata basis from all guarantee periods. If you surrender your contract, we will deduct the account fee in full at the time of the surrender.

After the annuity date, we deduct an annual annuity fee of $30 in equal amounts from each variable annuity payment made during the year. If monthly payments are made, the amount paid per month will be $2.50. This fee will not be changed. No annuity fee will be deducted from fixed annuity payments. We also deduct an administrative expense charge from the variable account at the end of each valuation period both before and after the annuity date at an effective current annual rate of 0.15% of assets held in each sub-account. This deduction is for administrative expenses attributable to the contracts and the variable account which exceed the revenues received from the account fee, any transfer fee, and any fee imposed for systematic withdrawals.

We have the ability to increase or decrease this charge, but the charge is guaranteed not to exceed 0.25%. We will provide 30 days written notice of any change in fees. The administrative charges do not bear any relationship to the actual administrative costs of a particular contract. The administrative expense charge is reflected in the variable accumulation or variable annuity unit values for each sub-account.

Mortality and Expense Risk Charge

We impose a charge called the mortality and expense risk charge to compensate us for bearing certain mortality and expense risks under the contracts. For assuming these risks, we make a daily charge equal to 0.003403% corresponding to an effective annual rate of 1.25% of the value of the net assets in the variable account. This charge is imposed both before and after the annuity date. We guarantee that this charge of 1.25% will never increase.

The mortality and expense risk charge is reflected in the variable accumulation or variable annuity unit values for each sub-account.

Variable accumulated values and variable annuity payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payments and to pay death benefits before the annuity date. The annuity payments are determined in accordance with the annuity tables and other provisions contained in the contract. Thus, you are assured that neither the annuitant's own longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payments under the contract.

We also bear substantial risk in connection with the death benefit before the annuity date, since we will pay a death benefit that may be greater than the account value.

The expense risk assumed by us is the risk that our actual expenses in administering the contract and the variable account will exceed the amount recovered through the administrative expense charge, account fees, transfer fees and any fees imposed for systematic withdrawals.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. Conversely, if this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge.

We anticipate that the contingent deferred sales load will not generate sufficient funds to pay the cost of distributing the contracts. To the extent that the contingent deferred sales load is insufficient to cover the actual cost of contract distribution, the deficiency will be met from our general corporate assets which may include amounts, if any, derived from the mortality and expense risk charge.

Premium Taxes

We may be required to pay premium or retaliatory taxes currently ranging from 0% to 3.5% in connection with purchase payments or values under the contracts. Depending upon applicable state law, we may deduct a charge for the premium taxes which are payable with respect to a particular contract from the purchase payments, from amounts withdrawn, or from amounts applied on the annuity date. In some states, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same purchase payment, depending upon applicable state law.

In certain limited circumstances, a broker-dealer or other entity distributing the contracts may elect to pay to us an amount equal to the premium taxes that would otherwise be attributable to that entity's customers. In such cases, we will not impose a premium tax charge on those contracts.

Transfer Fee

We charge a fee equal to the lesser of $10 or 2% of the amount of transfer for each transfer in excess of 18 in a contract year. We reserve the right to:

a)   waive the transfer fee;

b)   vary the number of transfers without charge, but not fewer than 12; or

c) not count transfers under certain options or services for purposes of the allowed number without charge.

Systematic Withdrawal Option

We reserve the right to impose an annual fee, not to exceed $25, for administrative expenses associated with processing systematic withdrawals. This fee, which is currently waived, will be deducted in equal installments from each systematic withdrawal you take during a contract year.

Automatic Asset Rebalancing Option

We currently do not charge for automatic asset rebalancing, but we reserve the right to impose a fee for this feature in the future.

Taxes

Under present laws, we will incur state or local taxes, in addition to the premium taxes described above, in several states. No charges are currently made for taxes other than state premium taxes. However, we reserve the right to deduct charges in the future for federal, state and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the contracts.

Portfolio Expenses

The value of the assets in the variable account reflects the value of portfolio shares and therefore the fees and expenses paid by each portfolio.

Guaranteed Minimum Income Benefit Rider

If you elect the optional guaranteed minimum income benefit rider, there is an annual rider fee during the accumulation phase (before the annuity date) of 0.30% of the minimum annuitization value. This fee is deducted on each rider anniversary from each variable sub-account in proportion to the amount of account value in each sub-account. A proportional amount of this rider fee will also be deducted upon a complete withdrawal.

If you annuitize under the guaranteed minimum income benefit rider and select the guaranteed minimum payment option at the time of annuitization, then a guaranteed minimum payment option fee will be charged. This fee is reflected in the amount of the variable payments payable under this option. The guaranteed minimum payment option fee is currently 1.25% of the daily net asset value in the variable investment options.

Once the guaranteed minimum income benefit rider is added to your contract, neither the rider fee nor the guaranteed minimum payment option fee that is in effect at that time will change during the life of that guaranteed minimum income benefit rider. They could change if you upgrade the minimum annuitization value.

Tax Relief Rider

If you elect the tax relief rider, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. This fee is also charged if you take a full withdrawal. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee is equal to the policy value multiplied by the rider fee percentage shown on the first page of the rider. The rider fee is deducted pro rata from each investment choice.

Interest Adjustment

For a description of the interest adjustment applicable to early withdrawals and transfers from the guarantee periods of the fixed account, see The Fixed Account.

DISTRIBUTION OF THE CONTRACT

Transamerica Securities Sales Corporation, also referred to as TSSC, is the principal underwriter of the contracts under a Distribution Agreement with Transamerica. TSSC may also serve as an underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and its affiliates. TSSC is an indirect wholly owned subsidiary of Transamerica Insurance Corporation. TSSC is registered with the SEC as a broker/dealer and is a member of the National Association of Securities Dealers, Inc., (the NASD). Its principal offices are located at 1150 South Olive, Los Angeles, California 90015. Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.

TSSC has entered into sales agreements with other broker/dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the contracts may be solicited by registered representatives of the broker/dealers appointed by Transamerica to sell its variable life insurance and variable annuities. These broker/dealers are registered with the SEC and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable annuities.

Under the agreements, contracts will be sold by broker/dealers which will generally receive compensation of up to 6.25% of any initial and additional purchase payments paid, although higher amounts may be paid in certain circumstances. Additional amounts may be paid in certain circumstances (such as upon certain annuitizations, when an additional commission of 2.5% of the account value annuitized may be paid). Additional amounts, including asset based trail commissions, may be paid in certain circumstances.

Transamerica Financial Resources, Inc., referred to as TFR, also is an underwriter and distributor of the contracts. TFR is a wholly owned subsidiary of Transamerica Insurance Corporation of California and is registered with the SEC and the NASD as a broker/dealer.

ANNUITY PAYMENTS

Annuity Date

Initially, you select the annuity date at the time you pay the initial purchase payment. After that, you may change the annuity date from time to time by giving notice to our service center in a form and manner acceptable to us. Our service center must receive notice of each change at least 30 days before the then-current annuity date. The annuity date must not be earlier than the third contract anniversary, except for certain qualified contracts.

The annuity date is the date that the annuity purchase amount is applied to provide the annuity payments under the contract. The annuity date will be used together with the annuity form and payment option you have selected. The annuity date will remain effective unless the entire account value has been withdrawn or the death benefit has been paid to the beneficiary before that date.

The latest annuity date which may be elected is the later of:

a) the first day of the calendar month immediately preceding the month of the annuitant's 85th birthday; or

b) the first day of the month coinciding with or next following the tenth contract anniversary.

This annuity date extension to the tenth contract anniversary may not be available in all states. The annuity date must be the first day of a calendar month. The first annuity payment will be on the first day of the month immediately following the annuity date.

Annuity Payment

The annuity purchase amount is the account value, minus any interest adjustment, minus any applicable contingent deferred sales load and minus any applicable premium taxes. Any contingent deferred sales load will be waived if the annuity form involves life contingencies and begins on or after the third contract anniversary.

If the amount of the monthly annuity payment from the payment options which you select results in a monthly annuity payment of less than $150, or if the annuity purchase amount is less than $5,000, we reserve the right to offer a less frequent mode of payment or pay the cash surrender value in a cash payment. Monthly annuity payments from the variable annuity payment option will further be subject to a minimum monthly annuity amount of $75 from each sub-account of the variable account from which such payments are made.

You may choose from the annuity forms below. We may consent to other plans of payment before the annuity date. For annuity forms involving life income, the actual age and/or sex of the annuitant, or a joint or contingent annuitant will affect the amount of each payment. Sex-distinct rates generally are not allowed under certain qualified contracts and in some jurisdictions. We reserve the right to ask for satisfactory proof of the annuitant's, or the joint or contingent annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment will be greater for older annuitants than for younger annuitants.

You may choose from the two annuity payment options described below. The annuity date and annuity forms available for qualified contracts may also be controlled by endorsements, the plan or applicable law.

A portion or the entire amount of the annuity payments may be taxable as ordinary income. If, at the time the annuity payments begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government. Federal income tax withholding is mandatory for certain distributions from Section 401 retirement plans and 403(b) annuities. State income tax withholding may also apply.

Election of Annuity Forms and Payment Options

Before the annuity date and while the annuitant is living, you may, by written request, change the annuity form or annuity payment option or may request payment of the cash surrender value of the contract. The request for change of the annuity date or annuity payment option must be received by our service center at least 30 days before the annuity date.

If you do not select an annuity form and payment option within at least 30 days before the annuity date, we will make variable and/or fixed annuity payments according to the 120 month period certain and life annuity form and the applicable provisions of the contract.

Annuity Payment Options

The annuity forms may be paid under fixed or variable annuity payment options.

Under the fixed annuity payment option, the amount of each payment will be determined on the annuity date and will not subsequently be affected by the investment performance of the sub-accounts.

Under the variable annuity payment option, the annuity payments, after the first, will reflect the investment experience of the sub-account or sub-accounts you choose.

You may elect a fixed annuity, a variable annuity, or a combination of both, in 25% increments of the annuity purchase amount. If you elect a combination, you must specify what part of the annuity purchase amount is to be applied to the fixed and variable payment options.

Unless you specify otherwise, the applied annuity purchase amount will be used to provide a variable annuity. The initial allocation of variable annuity units for the variable sub-accounts will be in proportion to the contract's value in the sub-accounts on the annuity date.

Fixed Annuity Payment Option

A fixed annuity provides for annuity payments that remain constant according to the terms of the annuity form elected. If a fixed annuity is selected, the portion of the annuity purchase amount used to provide the fixed annuity will be transferred to the general account assets. The amount of annuity payments will be established by the fixed annuity provisions selected and the age and sex, (if sex-distinct rates are allowed by law), of the annuitant and will not reflect investment performance after the annuity date.

The fixed annuity payment amounts are determined by applying the annuity purchase rate specified in the contract to the portion of the annuity purchase amount you applied to the fixed annuity option. Payments may vary after the death of the annuitant under some annuity options; the amounts of these variances are fixed on the annuity date.

Variable Annuity Payment Option

A variable annuity provides for payments that vary in dollar amount, based on the investment performance of the selected sub-accounts of the variable account. The variable annuity purchase rate tables in the contract reflect an assumed, but not guaranteed, annual interest rate of 4%, so if the actual net investment performance of the sub-accounts is less than this rate, then the dollar amount of the actual annuity payments will decrease. If the actual net investment performance of the sub-accounts is higher than this rate, then the dollar amount of the actual annuity payments will increase. If the net investment performance exactly equals the 4% rate, then the dollar amount of the actual annuity payments will remain constant.

Variable annuity payments will be based on the performance of the sub-accounts you select, and on the allocations you make among the sub-accounts. For further details as to the determination of variable annuity payments, see the Statement of Additional Information. There is also an example in Appendix A to this prospectus.

Annuity Forms

You may choose any of the annuity forms described below. Subject to our approval, you may also select any other annuity form we may offer.

1. Life Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments end with the payment due just before the annuitant's death. There is no death benefit under this form. It is possible that only one payment will be made under this form if the annuitant dies before the second payment is due; only two payments will be made if the annuitant dies before the third payment is due, and so forth.

2. Life and Contingent Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will continue for as long as the annuitant lives. After the annuitant dies, payments will be made to the contingent annuitant, if living, for as long as the contingent annuitant lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. Payments will end with the payment due just before the death of the contingent annuitant. There is no death benefit after both the annuitant and the contingent annuitant die. If the contingent annuitant does not survive the annuitant, payments will end with the payment due just before the death of the annuitant. It is possible that only one payment or very few payments will be made under this form, if the annuitant and contingent annuitant die shortly after payments begin.

     The written request for this form must:

     a)  name the contingent annuitant; and

     b)  state the percentage of payments for the contingent annuitant.

     Once annuity payments start under this annuity form, the person named as contingent annuitant for purposes of being the measuring life, may not be changed. We will need proof of age for the annuitant and the contingent annuitant before payments start.

3. Life Annuity With Period Certain. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will be made for the longer of:

     a)  the annuitant's life; or

     b)  the period certain.

     The period certain may be 120 or 180 or 240 months, but in no event may it exceed the life expectancy of the annuitant. If the annuitant dies after all payments have been made for the period certain, payments will cease with the payment due just before the annuitant's death. No benefit will then be payable to the annuitant's beneficiary.

     If the annuitant dies during the period certain, the rest of the period certain payments will be made to the annuitant's beneficiary. You may elect to have the present value of any remaining period certain payments paid to you in a single sum.

     If you do not elect to have the present value paid in a single sum after the annuitant's death, you may designate a payee to receive any remaining payments payable if the annuitant's beneficiary dies before all of the payments under the period certain have been made.

     If the annuitant's beneficiary dies before receiving all of the remaining period certain payments and a designated payee does not survive the annuitant's beneficiary for at least 30 days, then the remaining payments will be paid to the owner, if living, otherwise in a single sum to the owner's estate.

     The written request for this form must:

     a)  state the length of the period certain; and

     b)  name the annuitant's beneficiary.

4. Joint and Survivor Annuity. Payments will be made, starting on the first day of the month immediately following the annuity date, if and for as long as the annuitant and joint annuitant are living. After the annuitant or joint annuitant dies, payments will continue as long as the survivor lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. It is possible that only one payment or very few payments will be made under this form if the annuitant and joint annuitant both die shortly after payments begin.

     The written request for this form must:

     a)   name the joint annuitant; and

     b)   state the percentage of continued payments for the survivor.

     Once payments start under this annuity form, the person named as joint annuitant, for the purpose of being the measuring life, may not be changed. We will need proof of age for the joint annuitants before payments start.

5. Other Forms of Payment. Benefits can be provided under any other annuity form not described in this section subject to our agreement and any applicable state or federal law or regulation. Requests for any other annuity form must be made in writing to our service center at least 30 days before the annuity date.

     Once payments start under the annuity form and payment option you selected:

     a)   no changes can be made in the annuity form and payment option;

     b)   no additional purchase payments will be accepted under the contract;
          and

     c)   no further withdrawals will be allowed.

General

You may, at any time after the annuity date by written notice to us at our service center, change the payee of annuity benefits being provided under the contract.

The effective date of change in payee will be the later of:

a)   the date we receive the written request for such change; or

b)   the date you specify.

If the contract is issued as a qualified contract, you may not change the payee on or after the annuity date.

Alternate Fixed Annuity Rates

The amount of any fixed annuity payments will be determined on the annuity date by using either the guaranteed fixed annuity rates or our current single premium fixed annuity rates at the time, whichever would result in a higher amount of monthly fixed annuity payments.

THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER

The optional "guaranteed minimum income benefit"

(GMIB) rider assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) 7 years after you elect the rider. If you want to purchase this optional rider, you must do so within 30 days after the contract date or within 30 days after any contract anniversary before you turn 81. Once elected, the GMIB rider can not be terminated.

The GMIB rider guarantees:

1)   the amount you will have to apply to a GMIB payment option, and

2) if you elect the guaranteed minimum payment option, that a minimum amount of those payments will be guaranteed once you begin to receive them.

By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options.

Minimum Annuitization Value

The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1) the largest account value on the rider date or on any rider anniversary prior to the earlier of any owner's or annuitant's 86th birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted as below and any premium taxes); or

2) the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective interest rate specified on page one of the rider up to:

     a) the rider anniversary prior to the earlier of any owner's or annuitant's 86th birthday; or

     b) the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

You can annuitize under the GMIB rider (subject to the conditions described in this section) at the greater of the annuity purchase amount or the minimum annuitization value.

The annual effective interest rate is currently 5% per year; we may, at our discretion, change the rate in the future, but the rate will never be less than 3% per year, and once the rider is added to your contract, the annual rate will not vary during the life of that rider. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the Statement of Additional Information for more information.

The GMIB rider does not establish or guarantee account value or guarantee performance of any investment option.

The minimum annuitization value may only be used to annuitize using the GMIB payment options provided by the GMIB rider and may not be used with any of the annuity payment options listed in the Annuity Payment section of this prospectus. The GMIB payment options are:

 .    Life Income--An election may be made for "No Period Certain" or "10 Years
     Certain." In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

 .    Joint and Full Survivor--An election may be made for "No Period Certain" or
     "10 Years Certain." Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

The minimum annuitization value is used solely to calculate the GMIB payment and does not establish or guarantee an account value or guarantee performance of any investment option. Other benefits and fees under the rider (the rider fee, the guaranteed payment fee, and the waiting period before the GMIB can be exercised, as well as the annual interest rate) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade

You can upgrade your minimum annuitization value to the account value, on a contract anniversary. This may be done within 30 days after any rider anniversary before your 88th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade, the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees. There will be a new waiting period. Please note that the benefits and fees under the new rider may differ from your benefits and fees prior to upgrading.

It generally will not be to your advantage to upgrade unless your account value exceeds your minimum annuitization value on the applicable contract anniversary. You should also consider the new riders terms and conditions, which may be more or less advantageous than the current rider.

GMIB Rider Fee

A rider fee, currently 0.30% of the minimum annuitization value on the each rider anniversary, is charged annually on the rider anniversary prior to annuitization. We will also charge this fee if you take a complete withdrawal. The rider fee is deducted from each variable sub-account in proportion to the amount of account value in each sub-account.

Conditions of Exercise of the GMIB

You can only annuitize using the GMIB within 30 days after the seventh or later rider anniversary after the GMIB is elected or, in the case of an upgrade of the minimum annuitization value, the seventh or later rider anniversary following the upgrade; we may, at our discretion, change the waiting period before the GMIB can be exercised in the future. You cannot, however, annuitize using the GMIB after the rider anniversary after your 94th birthday (earlier if required by state law). For you convenience, we will put the first and last date to annuitize using the GMIB on page one of the rider.

NOTE CAREFULLY:

If you annuitize at any time other than indicated above, you cannot use the GMIB.

Guaranteed Minimum Payment Option

If you elect the guaranteed minimum payment option, annuity payments under the GMIB are guaranteed to never be less than the initial payment. See the Statement of Additional Information for information concerning the calculation of the initial payment.

It is not clear whether payments under the Guaranteed Minimum Payment Option will be treated as fixed or variable payments for federal income tax purposes. You should consult a competent tax adviser on this issue.

Under this option, the payments will also be "stabilized" or held constant during each year after annuitization. During the first year after annuitizing using the GMIB, each stabilized payment will equal the initial payment. On each anniversary of annuitization thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected, and then be held constant at that amount for that year. The stabilized payment on each annuitization anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options.

If you elect not to receive guaranteed minimum payments, your payments:

 .    are not guaranteed and may be less than the initial payment;

 .    will vary according to the investment performance of the investment options you select; and

 .    will not be stabilized.

Because the guaranteed minimum payments are based on conservative actuarial factors, and because of the additional fee (see below), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the annuity purchase amount at otherwise applicable annuity factors. Therefore, the GMIB rider should be regarded as a safety net.

See the Statement of Additional Information for additional information concerning stabilized payments.

Guaranteed Minimum Payment Fee

If you elect the guaranteed minimum payment option, a guaranteed minimum payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the variable investment options, is reflected in the amount of the variable payments you receive. The guaranteed minimum payment fee is included on page one of the rider.

Termination of the GMIB Rider

The GMIB rider is irrevocable. You have the option not to use the benefit of the rider but you will not receive a refund of any fees you have paid. The GMIB rider will terminate upon the earliest of the following:

 .    annuitization (you can get guaranteed minimum payments if you so elect if you annuitize using the GMIB),

 .    upgrade of the minimum annuitization value (although a new rider will be issued),

 .    termination of your contract, and

 .    30 days after the last date to annuitize under the rider as specified on the first page of your rider.

The guaranteed minimum income benefit rider may not be available in all states.

TAX RELIEF RIDER

The optional "tax relief rider" or "TRR" pays an additional death benefit amount when a death benefit is payable under your contract. The TRR amount will be paid whenever the rider is elected and a death benefit is payable on the contract. The TRR is available for issue ages through age 80.

Tax Relief Rider Amount

The TRR amount is only payable if you elected the rider prior to the death triggering the payment of the contract death benefit and a death benefit is payable under the contract. The TRR amount is equal to:

 .    the TRR factor (shown on page one of the rider); multiplied by

 .    the rider earnings on the date used to calculate the death benefit.

Rider earnings equal:

 .    the contract death benefit; minus

 .    account value on the rider date; minus

 .    purchase payments after the rider date; plus

 .    withdrawals after the rider date that exceed the rider earnings on the date of the withdrawal.

If you purchase your contract as part of a 1035 transfer or added the TRR after you purchased the contract, rider earnings do not include any gains before the TRR is added to your contract.

The TRR factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80. We may, at our discretion, change the factors in the future. Once the tax relief rider is added to you contract, however, your factor will not vary during the life of the rider.

For purposes of computing taxable gains, both the death benefit payable under the contract and the TRR will be considered.

Please see the Statement of Additional Information for an example which illustrates the TRR payable as well as the effect of a withdrawal on the TRR.

Spousal Continuation

If a spouse elects to continue the contract instead of receiving a death benefit and TRR, the spouse has the following options:

 .    Continue the contract and receive a one-time account value increase equal to the TRR. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as they are under the age of 81, however, it would only cover gains from the time of such election going forward; or

 .    Continue the contract without the one-time account value increase and continue the rider as is. When the next death occurs, the rider will pay the TRR based on gains since the rider was issued, not since the time of the first death.

Tax Relief Rider Fee

A rider fee, currently 0.25% of the account value, is charged annually on each rider anniversary prior to annuitization. We will also charge this fee if you take a full withdrawal (subject to any necessary regulatory approvals). The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee is equal to the account value multiplied by the rider fee percentage shown on the first page of the rider. The rider fee is deducted pro rata from each investment choice.

Termination

The rider will remain in effect until:

 .    you terminate it by notifying our service center in writing,

 .    the contract is annuitized or surrendered, or

 .    the TRR is paid or added to the account value under a spousal continuation.

Once terminated, the TRR may be re-elected, however, a new rider will be issued and the tax relief rider amount will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains since it was re-elected.

This rider may violate the requirements of certain qualified plans. Consult a competent tax adviser before electing this rider for any qualified plans.

The tax relief rider or TRR may vary by state and may not be available in all states.

QUALIFIED CONTRACTS

The qualified contracts may be used to fund contributory and rollover IRAs and Roth IRAs. With our prior approval, qualified contracts may also be used for various types of qualified pension and profit sharing plans under Code Section 401, which permits corporate employers to establish various types of retirement plans for employees, and as Section 403(b) annuities. Currently, additional premiums after the initial premium may not be made to certificates used as
Section 401(a) or Section 403(b) annuities. The tax rules applicable to distribution from qualified retirement plans, including restrictions on contributions and benefits, taxation of distributions, and any tax penalties, vary according to the type of plan and the terms and the conditions of the plan itself.

Various tax penalties may apply to:

a)   contributions in excess of specified limits;

b)   distributions before age 59 1/2, subject to certain exceptions;

c)   distributions that do not satisfy specified requirements; and

d)   certain other transactions subject to qualified plans.

If you are purchasing a contract for use in a qualified plan, you (the owner) should seek competent advice regarding the suitability of the proposed plan documents and the contracts to their specific needs. We reserve the right to decline to sell the contract to certain qualified plans or terminate the contract if, in our judgment, the contract is not appropriate for the plan.

If a contract is purchased to fund an IRA or Roth IRA, you (the owner) must also be the annuitant. In addition, under current tax law, minimum distributions are required from certain qualified contracts. You should consult your tax adviser concerning these matters.

The Automatic Payout Option, or APO

Before to the annuity date, for qualified contracts other than Roth IRAs, you may elect the automatic payout option, or APO, to satisfy minimum distribution requirements under Code Sections 401(a)(9), 403(b), and 408(b)(3).

For IRAs and SEP/IRAs, (and if you are a 5% owner for other qualified contracts) this may be elected no earlier than six months before the calendar year in which you attain age 70 1/2, and payments may not begin earlier than January of such calendar year. For other qualified contracts, APO can be elected no earlier than six months before the later of when you:

a)   attain age 70 1/2; or

b)   retire from employment.

Additionally, APO withdrawals may not begin before the later of:

a)   30 days after the contract date; or

b)   the end of the free look period.

You may elect APO in any calendar month, but no later than the month in which you attain age 84. APO withdrawals will be from the sub-accounts and in the percentage allocations which you specify. If no specifications are made, withdrawals will be pro rata from all sub-accounts with value. Withdrawals can not be made from a sub-account from which dollar cost averaging transfers are being made.

Payments will be made annually, and will continue unless terminated by you or automatically terminated by us as set forth in the contract. Once terminated, APO may not be elected again.

If only APO withdrawals are made, no contingent deferred sales load will apply, regardless of the allowed amount. However, if a partial withdrawal is taken, that partial withdrawal and any subsequent withdrawals in that contract year will be subject to a contingent deferred sales load to the extent they exceed the allowed amount.

To be eligible for this option, the following conditions must be met:

1.   the account value must be at least $6,000 at the time of election; and


2. the annual withdrawal amount is the larger of the required minimum distribution under Code Sections 401(a)(9) or 408(b)(3), or $500.

APO allows the required minimum distribution to be paid from the sub-accounts of the variable account. If there are insufficient funds in the variable account to make a withdrawal, or for other reasons as set forth in the contract, this option will terminate. In which case, if there are amounts in a contract's account value remaining in the fixed account, the minimum distribution requirements with regard to the account value may not be met. If amounts are transferred to sub-accounts from a guaranteed period before its expiration date, an interest adjustment will be made to such amounts.

If you have more than one qualified plan subject to the Code's minimum distribution requirements, you must consider all such plans in the calculation of your minimum distribution requirement, but we will make calculations and distributions from this contract only.

Restrictions under Section 403(b) Programs

Certain restrictions apply to annuity contracts used in connection with Section 403(b) retirement plans. Code Section 403(b) provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations.

According to the requirements of the Code, Section 403(b) annuities generally restrict distribution of:

a)   elective contributions made in years beginning after December 31, 1988;

b)   earnings on those contributions; or

c) earnings on amounts attributable to elective contributions held as of the end of the last year beginning before January 1, 1989.

Distributions of such amounts will be allowed only upon death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL TAX MATTERS

Introduction

The following discussion is a general description of federal tax considerations relating to the contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the contract. If you are concerned about these tax implications, you should consult a competent tax adviser before initiating any transaction. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service, or simply, the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws. The contract may be purchased:

a)   on a non-tax qualified basis for use as a non-qualified contract; or

b) in connection with plans qualifying for special tax treatment as a qualified contract.

Qualified contracts are designed for use by individuals solely as plans entitled to special income tax treatment under Code Sections 401, 403(b), 408 and 408A.

The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the owner, the annuitant, or the beneficiary may depend on:

a) the type of retirement plan or arrangement for which the contract is purchased;

b)   the tax status of the individual concerned; or

c)   our tax status.

In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax qualified retirement plan or other arrangement. Certain requirements must also be met when receiving distributions from a qualified contract in order to continue receiving special tax treatment. Therefore, if you are considering the purchase of a qualified contract, you should seek competent legal and tax advice regarding the suitability of the contract for your situation. You will also need to be aware of the applicable requirements, and the tax treatment of the rights and benefits of the contract.

The following discussion assumes that a qualified contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment. The following discussion is also based on the assumption that the contract qualifies as an annuity contract for federal income tax purposes. The Statement of Additional Information discusses the requirements for qualifying as an annuity.

Purchase Payments

At the time the initial purchase payment is paid, as a prospective purchaser, you must specify whether you are purchasing a non-qualified contract or a qualified contract. If the initial purchase payment is derived from an exchange or surrender of another annuity contract, we may require that you provide information with regard to the federal income tax status of the previous annuity contract. We will require that you purchase separate contracts if you desire to invest monies qualifying for different annuity tax treatment under the Code.

Each such separate contract would require the minimum initial purchase payment previously described. Additional purchase payments under a contract must qualify for the same federal income tax treatment as the initial purchase payment under the contract. We will not accept an additional purchase payment under a contract if the federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.

Taxation of Annuities In General

Code Section 72 governs taxation of annuities in general. We believe that the owner who is a natural person generally is not taxed on increases in the value of a contract until distribution occurs by withdrawing all or part of the account value, for example, through withdrawals or annuity payments under the annuity option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value, and in the case of a qualified contract, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution, in the form of a single sum payment or an annuity, is taxable as ordinary income.

The owner of any non-qualified contract who is not a natural person generally must include as income any increase in the excess of the account value over the investment in the contract during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person, for example, a trust, may wish to discuss these with a competent tax adviser.

The following discussion generally applies to contracts owned by natural persons.

Withdrawals

In the case of a withdrawal under a qualified contract, including withdrawals under the systematic withdrawal option or the automatic payout option, a ratable portion of the amount received is taxable. This portion is generally based on the ratio of the investment in the contract to the individual's total accrued benefit under the retirement plan. The investment in the contract generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. For a qualified contract, the investment in the contract can be zero. Special tax rules may apply to certain distributions from a qualified contract.

With respect to non-qualified contracts, partial withdrawals, including withdrawals under the systematic withdrawal option, are generally treated as taxable income to the extent that the account value immediately before the withdrawal exceeds the investment in the contract at that time. The investment in the contract is generally equal to the amount of non-deductible purchase payments made. If a partial withdrawal from the fixed account is subject to an interest adjustment, the account value immediately before the withdrawal will not be altered to take into account the interest adjustment. As a result, for purposes of determining the taxable portion of the partial withdrawal, the account value will be treated as including the amount deducted from the fixed account due to the interest adjustment. Full surrenders are treated as taxable income to the extent that the amount received exceeds the investment in the contract.

It is possible that the Internal Revenue Service may take a position that charges and deductions for certain optional benefits or features are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat the annual fee for the Tax Relief Rider as a taxable distribution, which might also be subject to a tax penalty if the deduction occurs prior to age
59 1/2. Although we do not believe that the Tax Relief Rider fee or the charge for any other optional benefit provided under the contract should be treated as a taxable withdrawal, you should consult a tax advisor with respect to electing any optional benefit.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment elected under the contract. In general, only the portion of the annuity payment that represents the amount by which the account value exceeds the investment in the contract will be taxed. After the investment in the contract is recovered, the full amount of any additional annuity payments is taxable.

For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her investment in the contract.

For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total expected value of the annuity payments for the term of the payments. However, the remainder of each annuity payment is taxable. Once the investment in the contract has been fully recovered, the full amount of any additional annuity payments is taxable. If annuity payments cease as a result of an annuitant's death before full recovery of the investment in the contract, consult a competent tax adviser regarding deductibility of the unrecovered amount.

Withholding

The Code requires us to withhold federal income tax from distributions under the contracts. However, except for distributions from certain qualified contracts, an owner will be entitled to elect, in writing, not to have tax withheld. Withholding applies to the portion of a distribution which is includible in income and subject to federal income tax, where the taxable amount is at least $200. Some states also require withholding for state income taxes.
The withholding varies according to the type of distribution and the owner's tax status. "Eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax sheltered annuities are subject to mandatory federal income tax withholding at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except for certain distributions, such as minimum required distributions or settlement option payments made in a specified form. The 20% mandatory withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or to an IRA, other than a Roth IRA. The federal income tax withholding rate for a distribution that is not an eligible rollover distribution is 10% of the taxable amount of the distribution.

Penalty Tax

A federal income tax penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty tax on distributions:

1.   made on or after the date on which the owner attains age 59 1/2;

2.   made as a result of death or disability of the owner; or

3. received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the owner and a designated beneficiary.

Other tax penalties may apply to certain distributions under a qualified contract.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of an owner or the annuitant. Generally such amounts should be includable in income as follows:

1. if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above; or

2. if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

Other rules relating to distributions at death apply to qualified contracts. You should consult your legal counsel and tax adviser regarding these rules and their impact on qualified contracts.

Required Distributions upon Owner's Death

Notwithstanding any provision of the contract or this prospectus to the contrary, no payment of benefits provided under a non-qualified contract will be allowed that does not satisfy the requirements of Code Section 72(s). If an owner dies before the annuity date, the death benefit payable to the owner's beneficiary will be distributed as follows:

a) the death benefit must be completely distributed within five years of the owner's date of death; or

b) the owner's beneficiary may elect, within the one-year period after the owner's date of death, to receive the death benefit in the form of an annuity from us.

Please note that Item b) is based on the following provisions:

1. the annuity must be distributed in substantially equal installments over the life of the owner's beneficiary or over a period not extending beyond the life expectancy of the owner's beneficiary; and

2. the distributions must not begin later than one year after the owner's date of death.

Notwithstanding Items a) and b) above, if the sole owner's beneficiary is the deceased owner's surviving spouse, then the surviving spouse may elect, within the one year period after the owner's date of death, to continue the contract under the same terms as before the owner's death. If the spouse elects to continue the contract, an amount equal to the excess, if any, of the Death Benefit over the account value will then be added to the account value. This amount will be added only once, at the time of such election. Furthermore, all future contingent deferred sales loads will be waived.

Upon receipt of such election from the spouse, in a form and manner acceptable to us, at our service office:

1. all rights of the spouse as owner's beneficiary under the contract in effect before such election will cease;

2. the spouse will become the owner of the contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and

3. all rights and privileges granted by the contract or allowed by us will belong to the spouse as owner of the contract.

This election will be deemed to have been made by the spouse if such spouse makes a purchase payment to the contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs a) and b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the owner's death. If the nonspouse owner's beneficiary is not an individual, then only a cash payment will be paid.

If no election is received by us from a nonspouse owner's beneficiary within the one-year period after the owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment. The death benefit will be determined as of the date we make the cash payment. Such cash payment will be in full settlement of all our liability under the contract.

If the Annuitant Dies After Annuity Payments Start - If the annuitant dies after the annuity starts, any benefit payable will be distributed at least as rapidly as under the annuity form then in effect.

If An Owner Dies After Annuity Payments Start - If the owner dies after the annuity starts, any benefit payable will continue to be distributed at least as rapidly as under the annuity form then in effect. All of the owner's rights granted under the contract or allowed by us will pass to the owner's beneficiary.

Joint Ownership - For purposes of this section, if the contract has joint owners we will consider the date of death of the first joint owner as the death of the owner and the surviving joint owner will become the owner of the contract, subject to the provisions described above.

Similar rules apply to qualified contracts.

Transfers, Assignments, or Exchanges of the Contract

A transfer of ownership of a contract, the designation of an annuitant, payee, or beneficiary who is not also the owner, or the exchange of a contract may result in certain tax consequences to the owner that are not discussed herein.

If you are contemplating any such designation, transfer, assignment, or exchange, you should contact a competent tax adviser with respect to the potential tax effects of such a transaction. Certain qualified contracts cannot be transferred or assigned, except as permitted by the Code or the Employee Retirement Income Security Act of 1974, or simply ERISA.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Multiple Policies

All non-qualified deferred annuity contracts that are issued by Transamerica, or its affiliates, to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise.

Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and a separate deferred annuity contract as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

Tax Relief Rider

You may purchase the optional tax relief rider (TRR) for your policy. We will not treat the TRR fee as a partial withdrawal from the policy for federal tax purposes. It is, however, possible that the Internal Revenue Service could take a contrary position and assert that some or all of the TRR fee should be treated as a partial withdrawal from the policy. If this were so, such a withdrawal could be taxable, and for owners under age 59 1/2, also subject to a tax penalty.

QUALIFIED CONTRACTS

In General

The qualified contract is designed for use as an IRA or Roth IRA. With our prior approval, the contract may also be used as a Section 403(b) annuity, and for use in qualified pension and profit sharing plans established by corporate employers.

The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions.

Adverse tax consequences may result from:

 .    contributions in excess of specified limits;

 .    distributions before age 59 1/2, subject to certain exceptions;

 .    distributions that do not conform to specified commencement and minimum distribution rules; and

 .    other specified circumstances.

We make no attempt to provide more than general information about use of the contracts with the various types of retirement plans. Owners and participants under retirement plans as well as annuitants and beneficiaries are cautioned that the rights of any person to any benefits under qualified contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract issued in connection with such a plan.

Some retirement plans are subject to distribution and other requirements that are not incorporated in the contracts or the administration of the contracts. Owners are responsible for determining that contributions, distributions and other transactions with respect to the contracts satisfy applicable law. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract. For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner or plan participant:

1.   reaches age 70 1/2; or

2. retires and also requires that the distributions must be made in a specified manner.

If the plan participant is a "5 percent owner" as defined in the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner, or plan participant reaches, age 70 1/2.

For IRAs described in Section 408, distributions generally must commence no later than of April 1 of the calendar year following the calendar year in which the owner, or plan participant, reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the owner's death.

Qualified Pension and Profit Sharing Plans

Code Section 401(a) permits employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the contract in order to provide retirement savings under the plans. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as H.R. 10, also permits self-employed individuals to establish qualified plans for themselves and their employees.

The death benefit could be characterized as an incidental death benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser.

Adverse tax consequences to the plan, to the participant, or to both, may result if this contract is assigned or transferred to any individual as a means to provide benefits payments. If you are buying a contract for use with such plans you should seek competent advice regarding the suitability of the proposed plan documents and the contract to their specific needs. The contract is designed to invest retirement savings and not to distribute retirement benefits.

Individual Retirement Annuities, Simplified Employee Plans and Roth IRAs

The contract is designed for use with contributory and rollover IRAs and Roth IRAs.

Code Section 408 permits eligible individuals to contribute to an individual retirement program known as an individual retirement annuity or individual retirement account, each hereinafter referred to as an IRA. A contributory IRA is a contract in which initial and subsequent purchase payments are subject to limitations imposed by the Code. Also, distributions from certain other qualified plans may be rolled over, or transferred on a tax-deferred basis into an IRA described in Code Section 408.

A Section 408 IRA is an IRA described in Sections 408(a) or 408(b), other than a Roth IRA.

Earnings in an IRA are not taxed until distributed. IRA contributions are limited each year to the lesser of $2,000 or 100% of the owner's compensation. This includes earned income as defined in Code Section 401(c)(2) and may be deductible in whole or in part depending on the individual's adjusted gross income and whether or not the individual is considered an active participant in a qualified plan. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are rolled over or transferred on a tax-deferred basis into an IRA.

Other than nondeductible contributions, amounts in the IRA are taxed when distributed from the IRA. Distributions before age 59 1/2 are subject to a 10% penalty tax, unless certain exceptions apply. Purchasers should seek competent advice as to the suitability of the contract for use with IRAs.

Eligible employers that meet specified criteria under Code Section 408(k) could establish simplified employee pension plans, also referred to as SEP-IRAs, for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs, and may be deductible to the employer. SEP-IRAs are subject to certain Code requirements regarding participation and amounts of contributions.

The contract may also be used with rollover Roth IRAs and contributory Roth IRAs. Code Section

408A permits eligible individuals to contribute to an individual retirement program known as a Roth IRA on a non-deductible basis. A contributory Roth IRA is a contract to which initial and subsequent purchase payments are subject to limitations imposed by the Code. In addition, distributions from a Section 408 IRA may be converted to a Roth IRA.

Distributions from a Roth IRA generally are not taxed, except that, once total distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

1.   before age 59 1/2, subject to certain exceptions; or

2. during the five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

Purchasers should seek competent advice as to the suitability of the contract for use with Roth IRAs. The sale of a contract for use with an IRA, SEP-IRA or Roth IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of these contracts will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA, SEP-IRA or Roth IRA or their purchase.

The Internal Revenue Service has not reviewed all features of the contract (such as the Guaranteed Minimum Death Benefit and Tax Relief Rider) for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefit features such as those in the contract comport with IRA qualification requirements.

Tax Sheltered Annuities

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to Social Security and Medicare (FICA) taxes. Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of:

 .    elective contributions made in years beginning after December 31, 1988;

 .    earnings on those contributions; or

 .    earnings in such years on amounts held as of the last year beginning before
     January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Pre-1989 contributions and earnings through December 31, 1989 are not subject to the restrictions described above. However, funds transferred to a qualified contract from a Section 403(b)(7) custodial account will be subject to the restrictions.

The death benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity contract. Because the death benefit may exceed this limitation, employers using the contract in connection with such plan should consult their tax adviser.

Restrictions under Qualified Contracts

Other restrictions may apply to the election, commencement, or distribution of benefits under qualified contracts or under the terms of the plans in respect of which qualified contracts are issued. A qualified contract will be amended as necessary to conform to the requirements of the Code.

Possible Changes in Taxation

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

Other Tax Consequences

As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal gift and estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the contract depend on the individual circumstances of each owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

LEGAL PROCEEDINGS

There is no pending material legal proceeding affecting the variable account. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets or to the variable account.

LEGAL MATTERS

The organization of Transamerica, its authority to issue the contracts and the validity of the form of the contracts have been passed upon by James W. Dederer, general counsel of Transamerica.

ACCOUNTANTS AND FINANCIAL STATEMENTS

The statutory-basis financial statements of Transamerica at December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of Separate Account VA-2L at December 31, 2000 and for each of the two years in the period then ended appearing in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports appearing in the Statement of Additional Information. The financial statements audited by Ernst & Young LLP have been included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

VOTING RIGHTS

To the extent required by applicable law, all portfolio shares held in the variable account will be voted by Transamerica at regular and special shareholder meetings of the respective funds in accordance with instructions received from persons having voting interests in the corresponding sub-account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if Transamerica determines that it is allowed to vote all portfolio shares in its own right, Transamerica may elect to do so.

The person with the voting interest is the owner. The number of votes which are available to an owner will be calculated separately for each sub-account of the variable account. Before the annuity date, that number will be determined by applying his or her percentage interest, if any, in a particular sub-account to the total number of votes attributable to that sub-account. The owner holds a voting interest in each sub-account to which the account value is allocated. After the annuity date, the number of votes decreases as annuity payments are made and as the reserves for the contract decrease.

The number of votes of a portfolio will be determined as of the date coincident with the date established by that portfolio for determining shareholders eligible to vote at the meeting of the funds. Voting instructions will be solicited by written communication before such meeting in accordance with procedures established by the respective funds.

Shares as to which no timely instructions are received and shares held by Transamerica as to which owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all contracts participating in the sub-account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a sub-account will receive proxy material, reports and other material relating to the appropriate portfolio. It should be noted that the funds are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

AVAILABLE INFORMATION

Transamerica has filed a registration statement with the Securities and Exchange Commission under the Securities Act of 1933 relating to the contract offered by this prospectus. This prospectus has been filed as a part of the registration statement and does not contain all of the information set forth in the registration statement and exhibits thereto. Reference is hereby made to such Registration Statement and exhibits for further information relating to Transamerica and the contract.

Statements contained in this prospectus, as to the content of the contract and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the registration statement. The registration statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

THE CONTRACT
DOLLAR COST AVERAGING
SPECIAL DOLLAR COST AVERAGING OPTION
NET INVESTMENT FACTOR
ANNUITY PERIOD
GENERAL PROVISIONS
CALCULATION OF YIELDS AND TOTAL RETURNS
HISTORICAL PERFORMANCE DATA
FEDERAL TAX MATTERS
DISTRIBUTION OF THE CONTRACT
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS
TRANSAMERICA
STATE REGULATION
RECORDS AND REPORTS
FINANCIAL STATEMENTS
APPENDIX

                                   Appendix A


Example of Variable Accumulation Unit Value Calculations

Suppose the net asset value per share of a portfolio at the end of the current valuation period is $20.15; at the end of the immediately preceding valuation period it was $20.10; the valuation period is one day; and no dividends or distributions caused the portfolio to go ex-dividend during the current valuation period. $20.15 divided by $20.10 is 1.002488. Subtracting the one-day risk factor for mortality and expense risk charge and the administrative expense charge of .003814% (the daily equivalent of the current charge of 1.40% on an annual basis) gives a net investment factor of 1.002449. If the value of the variable accumulation unit for the immediately preceding valuation period had been 15.500000, the value for the current valuation period would be 15.537966 (15.5 x 1.002449).

Example of Variable Annuity Unit Value Calculations

Suppose the circumstances of the first example exist, and the value of a variable annuity unit for the immediately preceding valuation period had been
13.500000. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the variable annuity unit for the current valuation period would be 13.531613 (13.5 x 1.002449, which is the Net Investment Factor x 0.999893). 0.999893 is the factor, for a one-day valuation period, that neutralizes the assumed rate of four percent (4%) per year used to establish the variable annuity rates found in the contract.

Example of Variable Annuity Payment Calculations

Suppose that the account is currently credited with 3,200 variable accumulation units of a particular sub-account. Also suppose that the variable accumulation unit value and the variable annuity unit value for the particular sub-account for the valuation period which ends immediately preceding the first day of the month is 15.500000 and 13.500000 respectively, and that the variable annuity rate for the age and option elected is $5.73 per $1,000.

Then the first variable annuity payment would be:

     3.200 x 15.5 x 5.73 divided by 1,000 = $284.21,

     and the number of variable annuity units credited for future payments would be:

     284.21 divided by 13.5 = 21.052444.

For the second monthly payment, suppose that the variable annuity unit value on the 10th day of the second month is 13.565712. Then the second variable annuity payment would be $285.59 (21.052444 x 13.565712).

                                   Appendix B

                         CONDENSED FINANCIAL INFORMATION

The following condensed financial information is derived from the financial statements of the variable account. The data should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information.

The following table sets forth certain information regarding the sub-accounts for the period from commencement of business operations of the sub-account through December 31, 2000. The variable accumulation unit values and the number of variable accumulation units outstanding for each sub-account for the periods shown are as follows:

---------------------------------------------------------------------------------------------------------------------
                                                Accumulation             Accumulation       Number of Accumulation
                                                 Unit Value               Unit Value           Units Outstanding
Sub-account                                at Beginning of Period      at End of Period        at End of Period
---------------------------------------------------------------------------------------------------------------------
Appreciation*/(2)/
   2000............................              $38.862415
   1999............................                $35.36                 $38.862415             8,513,807.354
   1998............................                $27.532                  $35.36               8,121,246.029
   1997............................                $21.802                 $27.532               6,447,159.634
   1996............................                $17.610                 $21.802               3,665,146.389
   1995............................                $13.373                 $17.610               2,077,029.504
   1994............................                $13.160                 $13.373                919,622.615
   1993............................                $12.500                 $13.160                237,733.021
---------------------------------------------------------------------------------------------------------------------
Balanced*/(6)/
   2000............................              $15.101489
   1999............................                $14.16                 $15.101489             4,426,908.448
   1998............................                $11.738                  $14.16               2,280,501.753
   1997............................                $10.000                 $11.738                647,855.304
---------------------------------------------------------------------------------------------------------------------
Disciplined Stock*/(5)/
   2000............................              $22.295427
   1999............................                $19.09                 $22.295427             5,856,978.740
   1998............................                $15.272                  $19.09               4,753,022.290
   1997............................                $11.776                 $15.272               2,278,146.352
   1996............................                $10.00                  $11.776                618,809.191
---------------------------------------------------------------------------------------------------------------------
Growth and Income*/(4)/
   2000............................              $33.694444
   1999............................                $29.23                 $33.694444             6,548,394.692
   1998............................                $26.509                  $29.23               7,270,897.396
   1997............................                $23.131                 $26.509               7,480,387.355
   1996............................                $19.426                 $23.131               6,332,649.215
   1995............................                $12.167                 $19.426               2,565,038.589
   1994............................                $12.177                 $12.167                 4,300.380
---------------------------------------------------------------------------------------------------------------------
International Equity*/(4)/
   2000............................              $25.037701
   1999............................                $15.89                 $25.037701             2,296,712.753
   1998............................                $15.422                  $15.89               2,456,885.911
   1997............................                $14.267                 $15.422               2,176,230.247
   1996............................                $12.964                 $14.267               1,480,395.223
   1995............................                $12.240                 $12.964                530,374.642
   1994............................                $12.247                 $12.240                 8,552.073
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                Accumulation             Accumulation       Number of Accumulation
                                                 Unit Value               Unit Value           Units Outstanding
Subaccount                                 at Beginning of Period      at End of Period        at End of Period
---------------------------------------------------------------------------------------------------------------------
International Value*/(5)/
   2000............................              $14.846150
   1999............................                $11.78                 $14.846150             1,432,408.023
   1998............................                $10.982                  $11.78               1,380,692.935
   1997............................                $10.244                 $10.982               1,047,389.002
   1996............................                $10.00                  $10.244                230,868.491
---------------------------------------------------------------------------------------------------------------------
Limited Term High Income*/(6)/
   2000............................              $10.421888
   1999............................                $10.73                 $10.421888             5,300,351.762
   1998............................                $10.852                  $10.73               6,458,312.119
   1997............................                $10.000                 $10.852               2,424,231.798
---------------------------------------------------------------------------------------------------------------------
Money Market/(1)/
   2000............................               $1.258459
   1999............................                 $1.22                 $1.258459             64,761,299.670
   1998............................                $1.175                   $1.22               53,939,642.196
   1997............................                $1.132                   $1.175              42,660,950.364
   1996............................                $1.093                   $1.132              38,983,053.941
   1995............................                $1.048                   $1.093              31,807,563.947
   1994............................                $1.018                   $1.048              23,559,789.795
   1993............................                $1.021                   $1.018               2,678,280.492
---------------------------------------------------------------------------------------------------------------------
Quality Bond*/(1)/
   2000............................              $15.683297
   1999............................                $15.88                 $15.683297             5,010,813.856
   1998............................                $15.260                  $15.88               5,030,446.431
   1997............................                $14.142                 $15.260               4,020,220.452
   1996............................                $13.908                 $14.142               3,072,774.847
   1995............................                $11.710                 $13.908               2,052,313.888
   1994............................                $12.445                 $11.710                931,527.691
   1993............................                $12.310                 $12.445                86,752.856
---------------------------------------------------------------------------------------------------------------------
Small Cap*/(1)/
   2000............................              $78.255479
   1999............................                $64.44                 $78.255479             2,096,729.991
   1998............................                $67.668                  $64.44               2,615,765.058
   1997............................                $58.773                 $67.668               2,954,842.907
   1996............................                $51.121                 $58.773               2,736,720.675
   1995............................                $40.064                 $51.121               2,155,879.198
   1994............................                $37.702                 $40.064               1,250,237.625
   1993............................                $39.620                 $37.702                138,557.449
---------------------------------------------------------------------------------------------------------------------
Small Company Stock*/(5)/
   2000............................              $13.083267
   1999............................                $11.99                 $13.083267             1,665,730.260
   1998............................                $12.935                  $11.99               2,111,028.689
   1997............................                $10.772                 $12.935               1,604,089.554
   1996............................                $10.00                  $10.772                543,949.419
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                Accumulation             Accumulation       Number of Accumulation
                                                 Unit Value               Unit Value           Units Outstanding
Sub-account                                at Beginning of Period      at End of Period        at End of Period
---------------------------------------------------------------------------------------------------------------------
Special Value* /(1)/
   2000...............................           $17.122305
   1999...............................             $16.19                 $17.122305             2,347,756.875
   1998...............................             $14.185                  $16.19               2,764,173.241
   1997...............................             $11.682                 $14.185               2,649,561.005
   1996...............................             $12.292                 $11.682               1,232,530.711
   1995...............................             $12.496                 $12.292               1,288,429.555
   1994...............................             $12.861                 $12.496               1,486,438.137
   1993...............................             $12.797                 $12.861                167,686.797
---------------------------------------------------------------------------------------------------------------------
Stock Index* /(1)/
   2000...............................           $52.827945
   1999...............................             $44.42                 $52.827945             5,113,716.960
   1998...............................             $35.128                  $44.42               4,443,711.383
   1997...............................             $26.791                 $35.128               3,357,236.245
   1996...............................             $22.172                 $26.791               2,030,280.057
   1995...............................             $16.437                 $22.172                977,271.816
   1994...............................             $16.521                 $16.437                348,937.285
   1993...............................             $15.310                 $16.521                93,536.733
---------------------------------------------------------------------------------------------------------------------
Socially Responsible Growth* /(3)/
   2000...............................           $43.995552
   1999...............................             $34.30                 $43.995552             2,399,067.265
   1998...............................             $26.879                  $34.30               1,744,708.001
   1997...............................             $21.221                 $26.879               1,335,814.063
   1996...............................             $17.752                 $21.221                708,680.320
   1995...............................             $13.377                 $17.752                295,077.936
   1994...............................             $13.364                 $13.377                135,018.350
   1993...............................             $12.490                 $13.364                26,089.826
---------------------------------------------------------------------------------------------------------------------
Core Bond * /(10)/
   2000...............................             $10.00
---------------------------------------------------------------------------------------------------------------------
Core Value* /(7)/
   2000...............................           $10.966574
   1999...............................              $9.29                 $10.966574              618,554.557
   1998...............................             $10.00                   $9.29                 95,759.521
---------------------------------------------------------------------------------------------------------------------
Emerging Leaders */(11)/
   2000...............................             $10.00
---------------------------------------------------------------------------------------------------------------------
Emerging Markets * /(11)/
   2000...............................             $10.00
---------------------------------------------------------------------------------------------------------------------
European Equity* /(9)/
   2000...............................           $12.824421
   1999...............................             $10.00                 $12.824421              71,170.963
---------------------------------------------------------------------------------------------------------------------
Founders Discovery * /(11)/
   2000...............................             $10.00
---------------------------------------------------------------------------------------------------------------------
Founders Growth* /(8)/
   2000...............................           $12.632215
   1999...............................             $10.00                 $12.632215              209,797.215
---------------------------------------------------------------------------------------------------------------------
Founders International Equity* /(9)/
   2000...............................           $25.037701
   1999...............................             $10.00                 $25.037701             2,296,712.753
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                Accumulation             Accumulation       Number of Accumulation
                                                 Unit Value               Unit Value           Units Outstanding
Subaccount                                 at Beginning of Period      at End of Period        at End of Period
---------------------------------------------------------------------------------------------------------------------
Founders Passport* /(8)/
   2000...............................            $16.144478
   1999...............................              $10.00                 $16.144478              230,853.270
---------------------------------------------------------------------------------------------------------------------
Japan * /(11)/
   2000...............................              $10.00
---------------------------------------------------------------------------------------------------------------------
MidCap Stock* /(7)/
   2000...............................            $10.528777
   1999...............................               $9.63                 $10.528777              677,575.571
   1998...............................              $10.00                   $9.63                 467,292.833
---------------------------------------------------------------------------------------------------------------------
Technology Growth* /(9)/
   2000...............................            $15.383368
   1999...............................              $10.00                 $15.383368             2,898,342.133
---------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth /(7)/
   2000...............................            $15.422192
   1999...............................              $11.35                 $15.422192             2,963,758.863
   1998...............................              $10.00                   $11.35               1,634,054.907
---------------------------------------------------------------------------------------------------------------------

/(1)/  Sub-Account inception January 4, 1993.
/(2)/  Sub-Account inception April 5, 1993.
/(3)/  Sub-Account inception October 7, 1993.
/(4)/  Sub-Account inception December 15, 1994.
/(5)/  Sub-Account inception May 1, 1996.
/(6)/  Sub-Account inception May 1, 1997.
/(7)/  Sub-Account inception May 1, 1998.
/(8)/  Sub-Account inception May 3, 1999.
/(9)/  Sub-Account inception October 1, 1999.
/(10)/ Sub-Account inception ________ , 2000.
/(11)/ Sub-Account inception December 15, 1999.

* The figures shown reflect information for the Initial Class Shares.

The Service Class Shares of the Appreciation Sub-account, Balanced Sub-account, Disciplined Stock Sub-account, Growth and Income Sub-account, International Equity Sub-account, International Value Sub-account, Limited Term High Income Sub-account, Quality Bond Sub-account, Small Cap Sub-account, Small Company Stock Sub-account, Special Value Sub-account, Dreyfus Stock Index Fund Sub-account, The Dreyfus Socially Responsible Growth Fund, Inc. Sub-account, Core Bond Sub-account, Core Value Sub-account, Emerging Leaders Sub-account, Emerging Markets Sub-account, European Equity Sub-account, Founders Discovery Sub-account, Founders Growth Sub-account, Founders International Equity Sub-account, Founders Passport Sub-account, Japan Sub-account, MidCap Stock Sub-account, and Technology Growth Sub-account were not available as of December 31, 2000, therefore comparable information for the Service Class Shares is not available.


Financial Statements for the Variable Account and Transamerica

The financial statements and reports of independent auditors for the variable account and Transamerica are contained in the Statement of Additional Information.

                                   Appendix C

                                   DEFINITIONS


Account: The account established and maintained under the contract to which your net purchase payments are credited.

Account Value: The account value is equal to the sum of: a) the fixed accumulated value, plus b) the variable accumulated value.

Active Sub-Account: A sub-account of the variable account in which the contract has current value.

Annuitant: The person: (a) whose life is used to determine the amount of monthly annuity payments on the annuity date; and (b) who is the payee designated to receive monthly annuity payments, unless such payee is changed by the owner. The annuitant cannot be changed after the contract has been issued, except upon the annuitant's death before the annuity date if a contingent annuitant has previously been named. In the case of a qualified contract used to fund an IRA, Roth IRA, or a 403(b) annuity, the owner must be the annuitant.

Annuitant's Beneficiary: The person or persons named by the owner who may receive the death benefit under the contract, if: (a) the annuitant is not the owner, there is no named contingent annuitant and the annuitant dies before the annuity date and before the death of the owner or owners; or (b) the annuitant dies after the annuity date under an annuity form containing a period certain option.

Annuity Date: The date on which the annuity purchase amount will be applied to provide an annuity under the annuity form and payment option selected by the owner. Monthly annuity payments will start the first day of the month immediately following the annuity date. Unless the annuity date is changed as allowed by the contract, the annuity date will be as shown in the contract.

Annuity Payment: An amount paid by Transamerica at regular intervals to the annuitant and/or any other payee specified by the owner. It may be on a variable or fixed basis.

Annuity Purchase Amount: The amount applied as a single purchase payment to provide an annuity under the annuity form and payment options available under the contract. The annuity purchase amount is equal to the account value, less any interest adjustment, less any applicable contingent deferred sales load, and less any applicable premium taxes. In determining the annuity purchase amount, Transamerica will waive the contingent deferred sales load if the annuity form involves life contingencies and the annuity date occurs on or after the third contract anniversary.

Annuity Year: A one-year period starting on the annuity date and, after that, each succeeding one-year period.

Cash Surrender Value: The amount payable to the owner if the contract is surrendered on or before the annuity date. The cash surrender value is equal to the account value, less any interest adjustment, less the account fee, less any applicable contingent deferred sales load, less any rider fees, and less applicable premium taxes.

Code: The U.S. Internal Revenue Code of 1986, as amended, and the rules and regulations issued thereunder.

Contingent Annuitant: The person who: (a) becomes the annuitant if the annuitant dies before the annuity date; or (b) may receive benefits under the contract if the annuitant dies after the annuity date under an annuity form containing a contingent annuity option. A contingent annuitant may be designated only if the owner is not also the annuitant. The contingent annuitant may be changed at any time by the owner while the annuitant is living and before the annuity date.

Contingent Deferred Sales Load or Surrender Charge: A charge equal to a percentage of premiums withdrawn from the certificate that are less than seven years old. See Contingent Deferred Sales Load/Surrender Charge for the specific percentages.

Contract Anniversary: The same month and day as the contract date in each calendar year after the calendar year in which the contract date occurs.

Contract Date: The effective date of the contract as shown on the contract.

Contract Year: The 12-month period from the contract date and ending with the day before the first contract anniversary and each twelve-month period thereafter. The first contract year for any particular net purchase payment is the contract year in which the purchase payment is received by the service center.

Expiration Date: The last day of a guarantee period.

Fixed Account: The fixed account contains one or more guarantee periods to which all or portions of net purchase payments and transfers may be allocated. The fixed account assets are general assets of the company and are distinguishable from those allocated to a separate account of the company.

Fixed Accumulated Value: The total dollar amount of all guarantee amounts held under the fixed account for the contract before the annuity date. The fixed accumulated value is determined without regard to any interest adjustment.

Fixed Annuity: An annuity with predetermined payment amounts.

Free Look Period: The period of time, beginning on the date the owner receives the contract, during which the owner has the right to cancel the contract. The length of this period depends upon the state of issuance.

Funds: Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Investment Portfolios and Transamerica Variable Insurance Fund, Inc., in which the variable account currently invests.

Guarantee Amount: An amount equal to: a) the amount of the net purchase payment or transfer allocated to a particular guarantee period with a particular expiration date; less b) any withdrawals or transfers made from that guarantee period; less c) any applicable transfer fee; less d) any reductions for the annual account fee and TRR Rider fee; and plus e) interest credited.

Guarantee Period: The period for which a guaranteed interest rate is credited which shall not be less than one year.

Inactive Sub-Account: A sub-account of the variable account in which the contract has a zero balance.

Net Investment Factor: An index that measures the investment performance of a sub-account from one valuation period to the next.

Net Purchase Payment: A purchase payment reduced by any applicable premium tax, including retaliatory premium taxes.

Non-Qualified Contract: A contract that does not receive special tax treatment under the Code.

Owner or Joint Owners: The person or persons who, while living, control all rights and benefits under the contract. Joint owners own the contract equally with the right of survivorship. The right of survivorship means that if a joint owner dies, his or her interest in the contract will pass to the surviving joint owner in accordance with the death benefit provision. Joint owners must be husband and wife as of the contract date (except in Pennsylvania). Qualified contracts may not have joint owners.

Owner's Beneficiary: If the owner is an individual, the owner's beneficiary is the person(s) who may receive the death benefit if the owner dies before the annuity date and before the death of the annuitant. If the contract has joint owners, the surviving joint owner will be the owner's beneficiary.

Payee: The person who receives the annuity payments after the annuity date. The payee will be the annuitant, unless otherwise changed by the owner.

Portfolio: Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., or any one of the series of Dreyfus Variable Investment Fund or any one of the portfolios of Dreyfus Investment Portfolios or the Growth Portfolio of Transamerica Variable Insurance Fund, Inc., underlying a sub-account of the variable account.

Proof of Death: May be: (a) a copy of a certified death certificate; (b) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (c) a written statement by a medical doctor who attended the deceased; or
(d) any other proof satisfactory to us.

Qualified Contract: A contract issued in connection with a retirement plan or program that qualified for special tax treatment under Section 401(a), 403(b), 408 or 408A of the Code.

Receipt: Receipt and acceptance by us at our service center.

Service Center: Transamerica's Annuity Service Center, at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001 and at telephone (877) 717-8861.

Source Account: A sub-account of the variable account or the fixed account, as permitted, from which dollar cost averaging transfers are being made.

Sub-Account: A subdivision of the variable account investing solely in shares of one of the portfolios.

Valuation Day: Any day the New York Stock Exchange is open for trading.

Valuation Period: The time interval between the closing of the New York Stock Exchange on consecutive valuation days.

Variable Account: Separate Account VA-2L, a separate account established and maintained by Transamerica for the investment of a portion of its assets. The variable account contains several sub-accounts to which all or portions of net purchase payments and transfers may be allocated.

Variable Accumulated Value: The total dollar amount of all variable accumulation units under each sub-account of the variable account held for the contract before the annuity date. The variable accumulated value before the annuity date is equal to: (a) net purchase payments allocated to the sub-accounts; plus or minus (b) any increase or decrease in the value of assets of the sub-accounts due to investment results; less (c) the daily mortality and expense risk charge; less (d) the daily administrative expense charge; less (e) reductions for the annual account fee deducted on the last business day of each contract year; plus or minus (f) amounts transferred to or from the fixed account; less (g) any applicable transfer fees; less (h) any applicable rider fees; and less (i) withdrawals from the sub-accounts.

Variable Accumulation Unit: A unit of measure used to determine the account value before the annuity date. The value of a variable accumulation unit varies with each sub-account.

Variable Annuity: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified sub-accounts of the variable account.

Variable Annuity Unit: A unit of measure used to determine the amount of the second and each subsequent payment under a variable annuity payment option. The value of a variable annuity unit varies with each sub-account.

Withdrawals: Refers to partial withdrawals, full surrenders, and systematic withdrawals that are paid in cash to the owner, or to any person or persons specified by the owner.

Written Notice or Written Request: A notice or request in writing by the owner to our service center. Such a request must contain original signatures; no carbons or photocopies will be accepted. We reserve the right to accept a facsimile copy.

                                   Appendix D

Transamerica Occidental Life Insurance  Company

DISCLOSURE STATEMENT
for Individual Retirement Annuities

The following information is being provided to you, the owner, in accordance with the requirements of the Internal Revenue Service (IRS). This Disclosure Statement contains information about opening and maintaining an Individual Retirement Account or Annuity (IRA), and summarizes some of the financial and tax consequences of establishing an IRA.

Part I of this Disclosure Statement discusses Traditional IRAs, while Part II addresses Roth IRAs. Because the tax consequences of the two categories of IRAs differ significantly, it is important that you review the correct part of this Disclosure Statement to learn about your particular IRA. This Disclosure Statement does not discuss Education IRAs or SIMPLE-IRAs, except as necessary in the context of discussing other types of IRAs.

We are using an IRA and a Roth IRA Endorsement based on the IRS-approved text. Please note that IRS approval applies only to the form of the contract and does not represent a determination of the merits of such IRA contract.

It may be necessary for us to amend your Transamerica Life IRA or Roth IRA Contract in order for us to obtain or maintain IRS approval of its tax qualification. In addition, laws and regulations adopted in the future may require changes to your contract in order to preserve its status as an IRA. We will send you a copy of any such amendment.

No contribution to a Transamerica Life IRA will be accepted under a SIMPLE plan established by any employer pursuant to Internal Revenue Code Section 408(p). No transfer or rollover of funds attributable to contributions made by an employer to your SIMPLE IRA under the employer's SIMPLE plan may be transferred or rolled over to your Transamerica Life IRA before the expiration of the two year period beginning on the date you first participated in the employer's SIMPLE plan. In addition, depending on the annuity contract you purchased, contributory IRAs may or may not be available.

This Disclosure Statement includes the non-technical explanation of some of the changes made by the Tax Reform Act of 1986 applicable to IRAs and more recent changes made by the Small Business Job Protection Act of 1996, the Health Insurance Portability and Accountability Act of 1996, the Tax Relief Act of 1997 and the IRS Restructuring and Reform Act of 1998.

The information provided applies to contributions made and distributions received after December 31, 1986, and reflects the relevant provisions of the Code as in effect on January 1, 1999. This Disclosure Statement is not intended to constitute tax advice, and you should consult a tax professional if you have questions about your own circumstances.

Revocation of Your IRA or Roth IRA

You have the right to revoke your Traditional IRA or Roth IRA issued by us during the seven calendar day period following its establishment. The establishment of your Traditional IRA or Roth IRA contract will be the contract effective date. This seven-day calendar period may or may not coincide with the free look period of your contract.

In order to revoke your Traditional IRA or Roth IRA, you must notify us in writing and you must mail or deliver your revocation to us postage prepaid, at:
4333 Edgewood Road N.E., Cedar Rapids, Iowa, 52499-0001. The date of the postmark, or the date of certification or registration if sent by certified or registered mail, will be considered your revocation date. If you revoke your Traditional IRA or Roth IRA during the seven-day period, an amount equal to your premium will be returned to you without any adjustment.

Definitions

Code - Internal Revenue Code of 1986, as amended, and regulations issued thereunder.

Contributions - Purchase payments paid to your contract.

Contract - The annuity policy, certificate or contract which you purchased.

Compensation - For purposes of determining allowable contributions, the term compensation includes all earned income, including net earnings from self-employment and alimony or separate maintenance payments received under a decree of divorce or separate maintenance and includable in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

Regular Contributions - In General

As is more fully discussed below, for 1998 and later years, the maximum total amount that you may contribute for any tax year to your regular IRAs and your regular Roth IRAs combined is $2,000, or if less, your compensation for that year. Once you attain age 70 1/2, this limit is reduced to zero only for your regular IRAs, not for your Roth IRAs, but the separate limit on Roth IRA contributions can be reduced to zero for taxpayers with adjusted gross income, also referred to as AGI, above certain levels, as described below in Part II,
Section 1. While your Roth IRA contributions are never deductible, your regular IRA contributions are fully deductible, unless you, or your spouse, is an active participant in some form of tax-qualified retirement plan for the tax year. In the latter case, any deductible portion of your regular IRA contributions for each year is subject to the limits that are described below in Part I, Section 2, and any remaining regular IRA contributions for that year must be reported to the IRS as nondeductible IRA contributions, along with your Roth IRA contributions.

IRA PART I: TRADITIONAL IRAs

The rules that apply to a Traditional Individual Retirement Account or Annuity, which is referred to in this Disclosure Statement simply as an "IRA" or as a "Traditional IRA" and which includes a regular or Spousal IRA and a rollover IRA, generally also apply to IRAs under Simplified Employee Pension plans or SEP-IRAs, unless specific rules for SEP-IRAs are stated.

1. Contributions

(a) Regular IRA. Regular IRA contributions must be in cash and are subject to the limits described above. Such contributions are also subject to the minimum amount under the Transamerica IRA contract. In addition, any of your regular contributions to an IRA for a tax year must be made by the due date, not including extensions, for your federal tax return for that tax year. See also
Part II, Section 4 below about recharacterizing IRA and Roth IRA contributions by such date.

(b) Spousal IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in your gross income for the year, you and your spouse may each establish your own separate regular IRA, and Roth IRA, and may make contributions to such IRAs for your spouse that are not limited by your spouse's lower amount of compensation. Instead, the limit for the total contribution to spousal IRAs that can be made by you or your spouse for the tax year is:

1.   $2,000; or

2. if less, the total combined compensation for both you and your spouse reduced by any deductible IRA contributions and any Roth IRA contributions for such year.

As with any regular IRA contributions, those for your spouse cannot be made for any tax year in which your spouse has attained age 70 1/2, must be in cash, and must be made by the due date, not including extensions, for your federal income tax return for that tax year.

(c) Rollover IRA. Rollover contributions to a Traditional IRA are unlimited in dollar amount. These can include rollover contributions of eligible distributions received by you from another Traditional IRA or tax-qualified retirement plan. Generally, any distribution from a tax-qualified retirement plan, such as a pension or profit sharing plan, Code Section 401(k) plan, H.R. 10 or Keogh plan, or a Traditional IRA can be rolled over to a Traditional IRA unless it is a required minimum distribution as discussed below in Part I,
Section 4(a) or it is part of a series of payments to be paid to you over your life, life expectancy or a period of at least 10 years. In addition, distributions of "after-tax" plan contributions, i.e., amounts which are not subject to federal income tax when distributed from a tax-qualified retirement plan, are not eligible to be rolled over to an IRA. If a distribution from a tax-qualified plan or a Traditional IRA is paid to you and you want to roll over all or part of the eligible distributed amount to a Transamerica Life Traditional IRA, the rollover must be accomplished within 60 days of the date you receive the amount to be rolled over. However, you may roll over any amount from one Traditional IRA into another Traditional IRA only once in any 365-day period.

A timely rollover of an eligible distributed amount that has been paid to you directly will prevent its being taxable to you at the time of distribution; that is, none of it will be includable in your gross income until you withdraw some amount from your rollover

IRA. However, any such distribution directly to you from a tax-qualified retirement plan is generally subject to a mandatory 20% withholding tax.

By contrast, a direct transfer from a tax-qualified retirement plan to a Traditional IRA is considered a "direct" rollover and is not subject to any mandatory withholding tax, or other federal income tax, upon the direct transfer. If you elect to make such a "direct" rollover from a tax-qualified plan to a Transamerica Life Traditional IRA, the transferred amount will be deposited directly into your rollover IRA.

Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

(d) Direct Transfers from another Traditional IRA. You may make an initial or subsequent contribution to your Transamerica Life Traditional IRA by directing the fiduciary or issuer of any of your existing IRAs to make a direct transfer of all or part of such IRAs in cash to your Transamerica Life Traditional IRA. Such a direct transfer between Traditional IRAs is not considered a rollover , e.g., for purposes of the 1-year waiting period or withholding.

(e) Simplified Employee Pension Plan, or SEP-IRA. If an IRA is established that meets the requirements of a SEP-IRA, generally your employer may contribute an amount not to exceed the lesser of 15% of your includable compensation ($170,000 for 2001, adjusted for inflation thereafter) or $30,000, even after you attain age 70 1/2. The amount of such contribution is not includable in your income for federal income tax purposes. In the case of a SEP-IRA that has a grandfathered qualifying form of salary reduction, referred to as a SARSEP, that was established by an employer before 1997, generally any employee, including a self-employed individual, who:

1.   has worked for the employer for 3 of the last 5 preceding tax years;

2.   is at least age 21; and


3. has received from the employer compensation of at least $450 for the current tax year, adjusted for inflation after 2001.

is eligible to make a before tax salary reduction contribution to the SARSEP for the current tax year of up to $10,500, adjusted for inflation after 2001, subject to the overall limits for SEP-IRA contributions.

Your employer is not required to make a SEP-IRA contribution in any year nor make the same percentage contribution each year. But if contributions are made, they must be made to the SEP-IRA for all eligible employees and must not discriminate in favor of highly compensated employees. If these rules are not met, any SEP-IRA contributions by the employer could be treated as taxable to the employees and could result in adverse tax consequences to the participating employee. For further details about SARSEPs and SEP-IRAs, e.g., for computing contribution limits for self-employed individuals, see IRS Publication 590, as indicated below.

(f) Responsibility of the Owner. Contributions, rollovers, or transfers to any IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to determine the tax deductibility of any contribution to your Traditional IRA, and to make such contributions in accordance with the Code. Transamerica does not provide tax advice, and assumes no liability for the tax consequences of any contribution to your Transamerica Life Traditional IRA.

2. Deductibility of Contributions for a Regular IRA

(a) General Rules. The deductible portion of the contributions made to the regular IRAs for you, or your spouse, for a tax year depends on whether you, or your spouse, is an "active participant" in some type of a tax-qualified retirement plan for such year, as described in Section 2(b) immediately below.

If you and your spouse file a joint return for a tax year and neither of you is an active participant for such year, then the permissible contributions to the regular IRAs for each of you are fully deductible up to $2,000 each, i.e., your combined deductible IRA contribution limit for the tax year could be $4,000.

Similarly, if you are not married, or treated as such, for the tax year and you are not an active participant for such year, the permissible contributions to your regular IRAs for the tax year are fully deductible up to $2,000. For instance, if you and your spouse file separate returns for the tax year and you did not live together at any time during such tax year, then you are treated as unmarried for such year, and if you were not an active participant for the tax year, then your deductible limit for your regular IRA contribution is $2,000, even if your spouse was an active participant for such year.

If you are an active participant for the tax year, then your $2,000 limit is subject to a phase-out rule if your AGI for such year exceeds a Threshold Level, depending on your tax filing status and the calendar year. If, however, you are not an active participant for the tax year but your spouse is, then your $2,000 limit is subject to the phase-out rule only if your AGI exceeds a higher Threshold Level. See Part I, Section 2(c), below.

(b) Active Participant. You are an "active participant" for a year if you participate in some type of tax-qualified retirement plan. For example, if you participate in a qualified pension or profit sharing plan, a Code Section 401(k) plan, certain government plans, a tax-sheltered arrangement under Code Section 403, a SIMPLE plan or a SEP-IRA plan, you are considered to be an active participant. Your Form W-2 for the year should indicate your participation status.

(c) Adjusted Gross Income, also referred to as AGI. If you are an active participant, you must look at your AGI for the year, or if you and your spouse file a joint tax return, you use your combined AGI, to determine whether you can make a deductible IRA contribution for that taxable year. The instructions for your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and you can make a deductible contribution under the same rules as a person who is not an active participant.

If you are an active participant for the tax year, then your Threshold Level depends upon whether you are a married taxpayer filing a joint tax return, an unmarried taxpayer, or a married taxpayer filing a separate tax return. If you are a married taxpayer but file a separate tax return, the Threshold Level is $0. If you are a married taxpayer filing a joint tax return, or an unmarried taxpayer, your Threshold Level depends upon the taxable year, and can be determined using the appropriate table below:


    Married Filing Jointly           Unmarried

    Taxable      Threshold           Taxable        Threshold
    Year         Level               Year           Level
    ---------------------------------------------------------
    1998         $50,000             1998            $30,000
    1999         $51,000             1999            $31,000
    2000         $52,000             2000            $32,000
    2001         $53,000             2001            $33,000
    2002         $54,000             2002            $34,000
    2003         $60,000             2003            $40,000
    2004         $65,000             2004            $45,000
    2005         $70,000             2005 and
    2006         $75,000             thereafter      $50,000
    2007 and
    thereafter   $80,000
--------------------------------------------------------------------------------

Beginning in 1998, if you are not an active participant for the tax year but your spouse is, and you are not treated as unmarried for filing purposes, then your Threshold Level is $150,000.

If your AGI is less than $10,000 above your Threshold Level, or $20,000 for married taxpayers filing jointly for the taxable year beginning on or after January 1, 2007, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level is called your Excess AGI. The Maximum Allowable Deduction is $2,000, even for Spousal IRAs. You can calculate your Deduction Limit as follows:

10,000 - Excess AGI  x  Maximum Allowable Deduction = Deduction Limit
-------------------
10,000

For taxable years beginning on or after January 1, 2007, married taxpayers filing jointly should substitute 20,000 for 10,000 in the numerator and denominator of the above equation.

You must round up any computation of the Deduction Limit to the next highest $10 level, that is, to the next highest number which ends in zero. For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot in any event exceed 100% of your compensation.

3. Nondeductible Contributions to Regular IRAs

The amounts of your regular IRA contributions which are not deductible will be nondeductible contributions to such IRAs. You may also choose to make a nondeductible contribution to your regular IRA, even if you could have deducted part or all of the contribution. Interest or other earnings on your regular IRA contributions, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

If you make a nondeductible contribution to an IRA, you must report the amount of the nondeductible contribution to the IRS as a part of your tax return for the year, e.g., on Form 8606.

4. Distributions

(a) Required Minimum Distributions, or simply, RMD. Distributions from your Traditional IRAs must be made or begin no later than April 1 of the calendar year following the calendar year in which you attain age 70 1/2, the required beginning date. You may take RMDs from any Traditional IRA you maintain, but not from any Roth IRA, as long as:

a)   distributions begin when required;

b)   distributions are made at least once a year; and

c) the amount to be distributed is not less than the minimum required under current federal tax law.

If you own more than one Traditional IRA, you can choose whether to take your RMD from one Traditional IRA or a combination of your Traditional IRAs. A distribution may be made at once in a lump sum, as qualifying partial withdrawals or as qualifying settlement option payments. Qualifying partial withdrawals and settlement option payments must be made in equal or substantially equal amounts over:

a)   your life or the joint lives of you and your beneficiary; or

b) a period not exceeding your life expectancy, as redetermined annually under IRS tables in the income tax regulations, or the joint life expectancy of you and your beneficiary, as redetermined annually, if that beneficiary is your spouse.

Also, special rules may apply if your designated beneficiary, other than your spouse, is more than ten years younger than you.

If qualifying settlement option payments start before the April 1 following the year you turn age 70 1/2, then the annuity date of such settlement option payments will be treated as the required beginning date for purposes of the RMD provisions, above, and the death benefit provisions, below.

If you die before the entire interest in your Traditional IRAs is distributed to you, but after your required beginning date, the entire interest in your Traditional IRAs must be distributed to your beneficiaries at least as rapidly as under the method in effect at your death. If you die before your required beginning date and if you have a designated beneficiary, distributions to your designated beneficiary can be made in substantially equal installments over the life or life expectancy of the designated beneficiary, beginning by December 31 of the calendar year that is one year after the year of your death. Otherwise, if you die before your required beginning date and your surviving spouse is not your designated beneficiary, distributions must be completed by December 31 of the calendar year that is five years after the year of your death.

If your designated beneficiary is your surviving spouse, and you die before your required beginning date, your surviving spouse can become the new owner/annuitant and can continue the Transamerica Life Traditional IRA on the same basis as before your death. If your spouse elects to continue the contract, an amount equal to the excess, if any, of the Death Benefit over the account value will then be added to the account value. This amount will be added only once, at the time of such election. Furthermore, all future contingent deferred sales loads will be waived. If your surviving spouse does not wish to continue the contract as his or her IRA, he or she may elect to receive the death benefit in the form of qualifying settlement option payments in order to avoid the 5-year rule. Such payments must be made in substantially equal amounts over your spouse's life or a period not extending beyond his or her life expectancy. Your surviving spouse must elect this option and begin receiving payments no later than the later of the following dates:

a)   December 31 of the year following the year you died; or

b) December 31 of the year in which you would have reached the required beginning date if you had not died.

Either you or, if applicable, your beneficiary, is responsible for assuring that the RMD is taken in a timely manner and that the correct amount is distributed.

(b) Taxation of IRA Distributions. Because nondeductible Traditional IRA contributions are made using income which has already been taxed, that is, they are not deductible contributions, the portion of the Traditional IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible contributions to your Traditional IRAs, each distribution from any of your Traditional IRAs will consist of a nontaxable portion, return of nondeductible contributions, and a taxable portion, return of deductible contributions, if any, and earnings.

Thus, if you receive a distribution from any of your Traditional IRAs and you previously made deductible and nondeductible contributions to such IRAs, you may not take a Traditional IRA distribution which is entirely tax-free. The following formula is used to determine the nontaxable portion of your distributions for a taxable year.

Remaining nondeductible contributions

     Divided by

     Year-end total adjusted Traditional IRA balances

     Multiplied by

     Total distributions for the year

     Equals:

     Nontaxable distributions for the year

To figure the year-end total adjusted Traditional IRA balance, you must treat all of your Traditional IRAs as a single Traditional IRA. This includes all regular IRAs, as well as SEP-IRAs, SIMPLE IRAs and Rollover IRAs, but not Roth IRAs. You also add back to your year-end total Traditional IRA balances, specifically the distributions taken during the year from your Traditional IRAs. Please refer to IRS Publication 590, Individual Retirement Arrangements for instructions, including worksheets, that can assist you in these calculations. Transamerica Life Insurance and Annuity Company will report all distributions from your Transamerica Traditional IRA to the IRS as fully taxable income to you.

Even if you withdraw all of the assets in your Traditional IRAs in a lump sum, you will not be entitled to use any form of lump sum treatment or income averaging to reduce the federal income tax on your distribution. Also, no portion of your distribution qualifies as a capital gain. Moreover, any distribution made before you reach age 59 1/2, may be subject to a 10% penalty tax on early distributions, as indicated below.

(c) Withholding. Unless you elect not to have withholding apply, federal income tax will be withheld from your Traditional IRA distributions. If you receive distributions under a settlement option, tax will be withheld in the same manner as taxes withheld on wages, calculated as if you were married and claim three withholding allowances. If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the distribution. If payments are delivered to foreign countries, federal income tax will generally be withheld at a 10% rate unless you certify to Transamerica that you are not a U. S. citizen residing abroad or a tax avoidance expatriate as defined in Code Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

5. Penalty Taxes

(a) Excess Contributions. If at the end of any taxable year the total regular IRA contributions you made to your Traditional IRAs and your Roth IRAs, other than rollovers or transfers, exceed the maximum allowable deductible and nondeductible contributions for that year, the excess contribution amount will be subject to a nondeductible 6% excise penalty tax. Such penalty tax cannot exceed 6% of the value of your IRAs at the end of such year.

However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return, including extensions, for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered an early distribution, nor otherwise be includable in your gross income if you have not taken a deduction for the excess amount.

However, the earnings withdrawn will be taxable income to you and may be subject to the 10% penalty tax on early distributions. Alternatively, excess contributions for one year may be withdrawn in a later year or may be carried forward as regular IRA contributions in the following year to the extent that the excess, when aggregated with your regular IRA contributions, if any, for the subsequent year, does not exceed the maximum allowable deductible and nondeductible amount for that year. The 6% excise tax will be imposed on excess contributions in each subsequent year they are neither returned to you nor applied as permissible regular IRA contributions for such year.

(b) Early Distributions. Since the purpose of an IRA is to accumulate funds for retirement, your receipt or use of any portion of your IRA before you attain age 59 1/2 constitutes an early distribution subject to a 10% penalty tax unless the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary, as determined from IRS tables in the income tax regulations.

Also, the 10% penalty tax will not apply if distributions are used to pay for medical expenses in excess of 7.5% of your AGI or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks. Effective for distributions made in 1998 or later, the 10% penalty tax also will not apply to an early distribution made to pay for certain qualifying first-time homebuyer expenses of you or certain family members, or for certain qualifying higher education expenses for you or certain family members.

First-time homebuyer expenses must be paid within 120 days of the distribution from the IRA and include up to $10,000 of the costs of acquiring, constructing, or reconstructing a principal residence, including any usual or reasonable settlement, financing or other closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution. The amount of an early distribution, excluding any nondeductible contribution included therein, is includable in your gross income and may be subject to the 10% penalty tax unless you transfer it to another IRA as a qualifying rollover contribution.

(c) Failure To Satisfy RMD. If the RMD rules described above in Part I, Section 4(a) apply to you and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, you will be subject to a penalty tax equal to 50% of the excess of the amount required to be distributed over the amount actually distributed.

(d) Policy Loans and Prohibited Transactions. If you or any beneficiary engage in any prohibited transaction, such as any sale, exchange or leasing of any property between you and the Traditional IRA, or any interference with the independent status of such IRA, the Traditional IRA will lose its tax exemption and be treated as having been distributed to you. The value of the entire Traditional IRA, excluding any nondeductible contributions included therein, will be includable in your gross income; and, if at the time of the prohibited transaction you are under age 59 1/2, you may also be subject to the 10% penalty tax on early distributions, as described above in Part I, Section 5(b).

If you borrow from or pledge your Traditional IRA, or your benefits under the contract, as security for a loan, the portion borrowed or pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you will have to include the value of the portion borrowed or pledged as security in your income that year for federal tax purposes. You may also be subject to the 10% penalty tax on early distributions.

(e) Overstatement or Understatement of Nondeductible Contributions. If you overstate your nondeductible Traditional IRA contributions on your federal income tax return, without reasonable cause, you may be subject to a reporting penalty. Such a penalty also applies for failure to file any form required by the IRS to report nondeductible contributions. These penalties are in addition to any ordinary income or penalty taxes, interest, and penalties for which you may be liable if you underreport income upon receiving a distribution from your Traditional IRA. See Part I, Section 4(b) above for the tax treatment of such distributions.

IRA PART II: ROTH IRAs

1. Contributions

(a) Regular Roth IRA. You may make contributions to a regular Roth IRA in any amount up to the contribution limits described in Part II, Section 3, below. Such contributions are also subject to the minimum amount under the Transamerica Life Roth IRA contract. Such contribution must be in cash. Your contribution for a tax year must be made by the due date, not including extensions, for your federal income tax return for that tax year. Unlike Traditional IRAs, you may continue making Roth IRA contributions after reaching age 70 1/2 to the extent that your AGI does not exceed the levels described below.

(b) Spousal Roth IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in your gross income for the year, you and your spouse may each establish your own individual Roth IRA and may make contributions to those Roth IRAs in accordance with the rules and limits for contributions contained in the Code, which are described in Part II, Section 3, below. Such contributions must be in cash. Your contribution to a Spousal Roth IRA for a tax year must be made by the due date, not including extensions, for your federal income tax return for that tax year.

(c) Rollover Roth IRA. You may make contributions to a Rollover Roth IRA within 60 days after receiving a distribution from an existing Roth IRA, subject to certain limitations discussed in Part II, Section 3, below.

(d) Transfer Roth IRA. You may make an initial or subsequent contribution to your Transamerica Life Roth IRA by directing a fiduciary or issuer of any of your existing Roth IRAs to make a direct transfer of all or a portion of the assets from such Roth IRAs to your Transamerica Life Roth IRA.

(e) Conversion Roth IRA. You may make contributions to a Conversion Roth IRA within 60 days of receiving a distribution from an existing Traditional IRA or by instructing the fiduciary or issuer of any of your existing Traditional IRAs to make a direct transfer of all or a portion of the assets from such a Traditional IRA to your Transamerica Life Roth IRA, subject to certain restrictions and subject to income tax on some or all of the converted amounts. If your AGI, not including the conversion amount, is greater than $100,000 for the tax year, or if you are married and you and your spouse file separate tax returns, you may not convert or transfer any amount from a Traditional IRA to a Roth IRA.

(f) Responsibility of the Owner. Contributions, rollovers, transfers or conversions to a Roth IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to make contributions to your Roth IRA in accordance with the Code. Transamerica Life Insurance and Annuity Company does not provide tax advice, and assumes no liability for the tax consequences of any contribution to your Roth IRA.

2. Deductibility of Contributions

Your Roth IRA permits only nondeductible after-tax contributions. However, distributions from your Roth IRA are generally not subject to federal income tax. See Part II, 4(b) below. This is unlike a Traditional IRA, which permits deductible and nondeductible contributions, but which provides that most distributions are subject to federal income tax.

3. Contribution Limits

Contributions for each taxable year to all Traditional and Roth IRAs may not exceed the lesser of 100% of your compensation or $2,000 for any calendar year, subject to AGI phase-out rules described below in Section 3(a). Rollover, transfer and conversion contributions, if properly made, do not count towards your maximum annual contribution limit, nor do employer contributions to a SEP-IRA or SIMPLE IRA.

(a) Regular Roth IRAs. The maximum amount you may contribute to a regular Roth IRA will depend on the amount of your AGI for the calendar year. Your maximum $2,000 contribution limit begins to phase out when your AGI reaches $95,000 as unmarried or $150,000 when married filing jointly. Under this phase out, your maximum regular Roth IRA contributions generally will not be less than $200; however, no contribution is allowed if your AGI exceeds $110,000 as unmarried or $160,000 when married filing jointly. If you are married and you and your spouse file separate tax returns, your maximum regular Roth IRA contribution phases out between $0 and $10,000. If you are married but you and your spouse lived apart for the entire taxable year and file separate federal income tax returns, your maximum contribution is calculated as if you were not married. You should consult your tax adviser to determine your maximum contribution.

You may make contributions to a regular Roth IRA after age 70 1/2, subject to the phase-out rules. Regular Roth IRA contributions for a tax year should be reported on your tax return for that year, specifically, on Form 8606.

(b) Spousal Roth IRAs. Contributions to your lower-earning spouse's Spousal Roth IRA may not exceed the lesser of:

1. 100% of both spouses' combined compensation minus any Roth IRA or deductible Traditional IRA contribution for the spouse with the higher compensation for the year; or

2. $2,000, as reduced by the phase-out rules described above for regular Roth IRAs.

A maximum of $4,000 may be contributed to both spouses' Roth IRAs. Contributions can be divided between the spouses' Roth IRAs as you and your spouse wish, but no more than $2,000 in regular Roth IRA contributions can be contributed to either individual's Roth IRA each year.

(c) Rollover Roth IRAs. There is no limit on the amounts that you may rollover from one Roth IRA into another Roth IRA, including your Transamerica Life Roth IRA. You may roll over a distribution from any single Roth IRA to another Roth IRA only once in any 365-day period.

(d) Transfer Roth IRAs. There is no limit on amounts that you may transfer directly from one Roth IRA into another Roth IRA, including your Transamerica Life Roth IRA. Such a direct transfer does not constitute a rollover for purposes of the 1-year waiting period.

(e) Conversion Roth IRAs. There is no limit on amounts that you may convert from your Traditional IRA into your Transamerica Life Roth IRA if you are eligible to open a Conversion Roth IRA as described in Part II, Section 1(e), above. In the case of a conversion from a SIMPLE-IRA, the conversion may only be done after the expiration of your 2-year participation period described in Code Section 72(t)(6). However, the distribution proceeds from your Traditional IRA are includable in your taxable income to the extent that they represent a return of deductible contributions and earnings on any contributions. The distribution proceeds from your Traditional IRA are not subject to the 10% early distribution penalty tax, described below, if the distribution proceeds are deposited to your Roth IRA within 60 days.

You can also make contributions to a Roth IRA by instructing the fiduciary or issuer, custodian or trustee of your existing Traditional IRAs to transfer the assets in your Traditional IRAs to the Roth IRA, which can be a successor to your existing Traditional IRAs. The transfer will be treated as a distribution from your Traditional IRAs, and that amount will be includable in your taxable income to the extent that it represents a return of deductible contributions and earnings on any contributions, but will not be subject to the 10% early distribution penalty tax.

If you converted from a Traditional IRA to a Roth IRA during 1998, the income reportable upon distribution from the Traditional IRA may be reportable entirely for 1998 or reportable ratably over four years beginning in 1998.

4. Recharacterization of IRA Contributions

(a) Eligibility. By making a timely transfer and election, you generally can treat a contribution made to one type of IRA as made to a different type of IRA for a taxable year. For example, if you make contributions to a Roth IRA and later discover that you are not eligible to make Roth IRA contributions, you may recharacterize all or a portion of the contribution as a Traditional IRA contribution by the filing due date, including extensions, for the applicable tax year.

You may not recharacterize amounts paid into a Traditional IRA that represented tax-free rollovers or transfers, or employer contributions.

(b) Election. You may elect to recharacterize a contribution amount made to one type of IRA by simply making a trustee-to-trustee transfer of such amount, plus net income attributable to it, to a second type of IRA on or before the federal income tax due date, including extensions, for the tax year for which the contribution was initially made. After the recharacterization has been made, you may not revoke or modify the election.

(c) Taxation of a Recharacterization. For federal income tax purposes, a recharacterized contribution will be treated as having been contributed to the transferee IRA, rather than to the transferor IRA, on the same date and for the same tax year that the contribution was initially made to the transferor IRA. A recharacterized transfer is not considered a rollover for purposes of the 1-year waiting period.

The transfer of the contribution amount being recharacterized must include the net income attributable to such amount. If such amount has experienced net losses as of the time of the recharacterization transfer, the amount transferred, the original contribution amount less any losses, will generally constitute a transfer of the entire contribution amount. You must treat the contribution amount as made to the transferee IRA on your federal income tax return for the year to which the original contribution amount related.

For reconversions following a recharacterization, see Publication 590 and Treasury Regulation Section 1.408A-5.

5. Distributions

(a) Required Minimum Distribution, or simply, RMD. Unlike a Traditional IRA, there are no rules that require that any distribution be made to you from your Roth IRA during your lifetime.

If you die before the entire value of your Roth IRA is distributed to you, the balance of your Roth IRA must be distributed by December 31 of the calendar year that is five years after your death. However, if you die and you have a designated beneficiary, your beneficiary may elect to take distributions in the form of qualifying settlement option payments in substantially equal installments over the life or life expectancy of the designated beneficiary, beginning by December 31 of the calendar year that is one year after your death.

If your beneficiary is your surviving spouse, he or she can become the new owner/annuitant and can continue the Transamerica Life Roth IRA on the same basis as before your death. If your surviving spouse does not wish to continue the Transamerica Life Roth IRA as his or her Roth IRA, he or she may elect to receive the death benefit in the form of qualifying settlement option payments in order to avoid the 5-year distribution requirement. Such payments must be made in substantially equal amounts over your spouse's life or a period not extending beyond his or her life expectancy. Your surviving spouse must elect this option and begin receiving payments no later than the later of the following dates:

a)   December 31 of the year following the year you died; or

b)   December 31 of the year in which you would have reached age 70.

Your beneficiary is responsible for assuring that the RMD following your death is taken in a timely manner and that the correct amount is distributed.

(b) Taxation of Roth IRA Distributions. The amounts that you withdraw from your Roth IRA are generally tax-free. For federal income tax purposes, all of your Roth IRAs are aggregated and Roth IRA distributions are treated as made first from Roth IRA contributions and second from earnings. Distributions that are treated as made from Roth IRA contributions are treated as made first from regular Roth IRA contributions, which are always tax-free, and second from conversion or rollover Roth IRA contributions on a first-in, first-out basis. A distribution allocable to a particular conversion or rollover Roth IRA contribution is treated as consisting first of the portion, if any, of the conversion contribution that was previously includable in gross income by reason of the conversion.

In any event, since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of Roth IRA earnings before you attain age 59 1/2, or within 5 years of your first contribution to any Roth IRA, including a contribution rolled over, transferred or converted from a Traditional IRA, will generally be treated as an early distribution subject to regular income tax and to the 10% penalty tax described below in Section 6(b).

No income tax will apply to earnings that are withdrawn before you attain age 59 1/2, but which are withdrawn five or more years after the first contribution to the Roth IRA, including a rollover or transfer contribution or conversion from a Traditional IRA, where the withdrawal is made:

a)   upon your death or disability; or


b) to pay qualified first-time homebuyer expenses (up to $10,000) of you or certain family members.

No portion of your Roth IRA distribution qualifies as a capital gain. There is also a separate 5-year rule for the recapture of the 10% penalty tax that is described below in Section 6(b) and that applies to any Roth IRA distribution made before age 59 1/2 if any conversion or rollover contribution has been made to any Roth IRA owned by the individual within the 5 most recent taxable years, even if this current distribution from the Roth IRA is otherwise tax-free under the rules described in this Subsection 5(b).

(c) Withholding. If the distribution from your Roth IRA is subject to federal income tax, unless you elect not to have withholding apply, federal income tax will be withheld from your Roth IRA distributions. If you receive distributions under a settlement option, tax will be withheld in the same manner as taxes withheld on wages, calculated as if you were married and claim three withholding allowances. If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the amount of the distribution. If payments are delivered to foreign countries, federal income tax will generally be withheld at a 10% rate unless you certify to Transamerica Life Insurance and Annuity Company that you are not a U. S. citizen residing abroad or a "tax avoidance expatriate" as defined in Code Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

6. Penalty Taxes

(a) Excess Contributions. If at the end of any taxable year your total regular Roth IRA contributions, other than rollovers, transfers or conversions, exceed the maximum allowable contributions for that year, taking into account Traditional IRA contributions, the excess contribution amount will be subject to a nondeductible 6% excise penalty tax. Such penalty tax cannot exceed 6% of the value of your Roth IRAs at the end of such year. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return, including extensions, for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax.

The amount of the excess contribution withdrawn will not be considered an early distribution, but the earnings withdrawn will be taxable income to you and may be subject to the 10% penalty tax on early distributions. Alternatively, excess contributions for one year may be withdrawn in a later year or may be carried forward as Roth IRA contributions in a later year to the extent that the excess, when aggregated with your regular Roth IRA contributions, if any, for the subsequent year, does not exceed the maximum allowable contribution for that year. The 6% excise tax will be imposed on excess contributions in each subsequent year they are neither returned to you nor applied as permissible regular Roth IRA contributions for such year.

(b) Early Distributions. Since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of any portion of your Roth IRA before you attain age 59 1/2 constitutes an early distribution subject to the 10% penalty tax on the earnings in your Roth IRA. This penalty tax will not apply if the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary, as determined from IRS tables in the income tax regulations. Also, the 10% penalty tax will not apply if distributions are used to pay for medical expenses in excess of 7.5% of your AGI; or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks.

The 10% penalty tax also will not apply to an early distribution made to pay for certain qualifying first-time homebuyer expenses for you or certain family members, or for certain qualifying higher education expenses for you or certain family members. First-time homebuyer expenses must be paid within 120 days of the distribution from the Roth IRA and include up to $10,000 of the costs of acquiring, constructing, or reconstructing a principle residence, including any usual or reasonable settlement, financing or other closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution.

There is also a separate 5-year recapture rule for the 10% penalty tax in the case of a Roth IRA distribution made before age 59 1/2 that is made within 5 years after a conversion or rollover contribution from a Traditional IRA. This recapture rule exists because such a prior Roth IRA contribution avoided the 10% penalty tax when it was rolled over or converted from the Traditional IRA. Under this 5-year recapture rule, any Roth IRA distribution made before age 59 1/2 that is attributable to any conversion or rollover contribution from a Traditional IRA made within the previous 5 years to any of the individual's Roth IRAs is generally subject to the 10% penalty tax, and its exceptions, to the extent that such prior Roth IRA contribution was subject to ordinary tax upon the conversion or rollover, even if the Roth IRA distribution is otherwise tax-free.

Under the distribution ordering rules for a Roth IRA, all of an individual's Roth IRAs and distributions therefrom are treated as made: first from regular Roth IRA contributions; then from conversion or rollover Roth IRA contributions on a first-in, first-out basis;

and last from earnings. However, whenever any Roth IRA distribution amount is attributable to any conversion or rollover contribution made within the 5 most recent tax years, this distributed amount is attributed first to the taxable portion of such prior contribution, for purposes of determining the amount of this Roth IRA distribution that is subject to the recapture of the 10% penalty tax, unless some exception to the penalty tax applies to the current Roth IRA distribution, such as age 59 1/2, disability or certain health, education or homebuyer expenses, as described above in this Subsection 6(b).

(c) Failure to Satisfy RMDs Upon Death. If the RMD rules described above in Part II, Section 4(a) apply to the beneficiary of your Roth IRA after your death and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, your beneficiary will be subject to a penalty tax equal to 50% of the excess of the amount required to be distributed over the amount actually distributed.

(d) Policy Loans and Prohibited Transactions. If you or any beneficiary engage in any prohibited transaction, such as any sale, exchange or leasing of any property between you and the Roth IRA, or any interference with the independent status of the Roth IRA, the Roth IRA will lose its tax exemption and be treated as having been distributed to you. The value of any earnings on your Roth IRA contributions will be includable in your gross income; and if at the time of the prohibited transaction, you are under age 59 1/2 you may also be subject to the 10% penalty tax on early distributions, as described above in Part II, Section 5(b). If you borrow from or pledge your Roth IRA, or your benefits under the contract, as a security for a loan, the portion borrowed or pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you may be subject to the 10% penalty tax on early distributions from a Roth IRA.

IRA PART III: OTHER INFORMATION

(1) Federal Estate and Gift Taxes

Any amount in or distributed from your Traditional and/or Roth IRAs upon your death may be subject to federal estate tax, although certain credits and deductions may be available. The exercise or non-exercise of an option that would pay a survivor an annuity at or after your death should not be considered a transfer for federal gift tax purposes.

(2) Tax Reporting

You must report contributions to, and distributions from, your Traditional IRA and Roth IRA, including the year-end aggregate account balance of all Traditional IRAs and Roth IRAs, on your federal income tax return for the year specifically on IRS Form 8606. For Traditional IRAs, you must designate on the return how much of your annual contribution is deductible and how much is nondeductible. You need not file IRS Form 5329 with your income tax return for a particular year unless for that year you are subject to a penalty tax because there has been an excess contribution to, an early distribution from, or insufficient RMDs from your Traditional IRA or Roth IRA, as applicable.

(3) Vesting

Your interest in your Traditional IRA or Roth IRA is nonforfeitable at all times.

(4) Exclusive Benefit

Your interest in your Traditional IRA or Roth IRA is for the exclusive benefit of you and your beneficiaries.

(5) IRS Publication 590

Additional information about your Traditional IRA or Roth IRA or about SEP-IRAs and SIMPLE-IRAs can be obtained from any district office of the IRS or by calling 1-800-TAX-FORM for a free copy of IRS Publication 590, Individual Retirement Arrangements.

      THE DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE VARIABLE(R) ANNUITY

                                   Issued by

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

                          Supplement Dated May 1, 2001
                                     to the
                          Prospectus dated May 1, 2001


For New Jersey residents, the optional guaranteed minimum income benefit is as described in this supplement and not as described in the prospectus.


Guaranteed Minimum Income Benefit

The optional guaranteed minimum income benefit ("GMIB") rider assures you of a minimum level of income in the future by guaranteeing you a minimum annuitization value (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a GMIB payment option. Furthermore, if you elect the guaranteed minimum payment option, you will be guaranteed a minimum level of payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The GMIB will not be issued if you are 81 years old or older.

You can annuitize under the GMIB (subject to the conditions described below) at the greater of the account value or the minimum annuitization value (subject to any applicable adjustment).

Minimum Annuitization Value. If you add the GMIB  in the first contract year,
---------------------------
the minimum annuitization value on the rider date (i.e., the date the rider is added to the contract) is the total purchase payments paid less any prior withdrawals. If you add the GMIB after the first contract year, the minimum annuitization value on the rider date is the account value.

After the rider date, the minimum annuitization value is equal to the greater of:

 . the greater of the minimum annuitization value on the Rider Date or the largest account value on any rider anniversary, prior to the earlier of any owner's or annuitant's 86th birthday, adjusted for any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted as described below and any premium taxes); or

 . the minimum annuitization value on the rider date, plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as described below) and premium taxes, plus interest thereon, equal to the annual effective interest rate specified on page one of the rider, up to:

  a) the rider anniversary prior to the earlier of any owner's or annuitant's 86th birthday; or

  b) the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments, (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

Please note that if you annuitize using the GMIB on any date other than the 30-day period following a rider anniversary, there may be a downward adjustment to your minimum annuitization value. However, if you annuitize within the 30-day period following any rider anniversary, no adjustment will be made. (See "Minimum Annuitization Value Adjustment" below.)

Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. (See the SAI for more information.)


                 This Prospectus Supplement must be accompanied
                             by the Prospectus for
                 The Dreyfus/Transamerica Triple Advantage(R)
                      Variable Annuity dated May 1, 2001

The minimum annuitization value may only be used to annuitize using the GMIB payment options and may not be used with any of the other annuity payment options listed in the prospectus. The GMIB payment options are:

 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

Note Carefully:

IF:
 .  You chose Life Income with No Period Certain or Joint and Full Survivor with
   No Period Certain; and

 . The annuitant(s) dies before the due date of the second (third, fourth, etc.)
  annuity payment;

THEN:
 . We will make only one (two, three, etc.) annuity payments.

Please note that if you annuitize using the GMIB before the 7th rider anniversary, the first payment will be calculated with an annuity factor age adjustment. (See "Annuity Factor Age Adjustment" below.)

Minimum Annuitization Value Adjustment.  If you annuitize under the GMIB on any
--------------------------------------
date after a 30-day period following a rider anniversary, the minimum annuitization value will be adjusted downward if your account value (plus any purchase payments made and minus any amounts withdrawn from your account value since the last rider anniversary) is less than the account value on the last rider anniversary or Rider Date (plus any purchase payments made and minus any amounts withdrawn from your account value since the last rider anniversary or Rider Date).

The adjusted minimum annuitization value will equal:
 .  the account value on the date you annuitize; plus
 .  the minimum annuitization value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year); minus
 . the account value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year).

The minimum annuitization value will not be adjusted if:
 .  you annuitize within 30 days following a rider anniversary; or

 . your account value (plus any purchase payments made and minus any amounts withdrawn from your account value since the last rider anniversary) is more than the account value on last rider anniversary (or the rider date for annuitizations within the first rider year).

Annuity Factor Age Adjustment.  If you annuitize using the GMIB before the 7th
-----------------------------
rider anniversary, the first payment will be calculated with an annuity factor age adjustment resulting in lower payments than if an annuity factor age adjustment was not used. (See the SAI for information concerning the calculation of the initial payment.) The age adjustment shown in the table below should be subtracted from your current age. The age adjustment is as follows:

   Number of Years
      Since the
      Rider Date            Age Adjustment
----------------------------------------------
         0-1                     7
----------------------------------------------
         1-2                     6
----------------------------------------------
         2-3                     5
----------------------------------------------
         3-4                     4
----------------------------------------------
         4-5                     3
----------------------------------------------
         5-6                     2
----------------------------------------------
         6-7                     1
----------------------------------------------
          7                      0
----------------------------------------------

  Please note that the minimum annuitization value is used solely to calculate the GMIB annuity payments. The GMIB does not establish or guarantee account value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the account value at otherwise applicable adjusted annuity factors. Therefore, the GMIB should be regarded as a safety net. The costs of annuitizing under the GMIB include the guaranteed minimum payment fee (if the guaranteed minimum payment option is elected), and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may also include an annuity factor age adjustment). These costs should be balanced against the benefits of a minimum payout level.

Benefits and fees under the GMIB rider (the rider fee and the guaranteed minimum payment fee) are guaranteed not to change after the rider is added. However, all of these benefits and fees may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization
-----------------------------------
value to the account value at any time before your 88th birthday. For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:
 . the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees; and . the new rider's specified benefits and fees may not be as advantageous as before.

It generally will not be to your advantage to upgrade unless your account value exceeds your minimum annuitization value at that time.

Conditions of Exercise of the Guaranteed Minimum Income Benefit. You can
---------------------------------------------------------------
annuitize using the GMIB at any time. You cannot, however, annuitize using the GMIB after your 95th birthday. For your convenience, we will put the last date to annuitize using the GMIB on page one of the rider.

Note Carefully:

 . If you annuitize at any time other than within a 30-day period following a rider anniversary, there may be a negative adjustment to your minimum annuitization value. (See "Minimum Annuitization Value Adjustment.")

 . If you annuitize before the 7th rider anniversary there will be an annuity factor age adjustment. (See "Annuity Factor Age Adjustment.")

Guaranteed Minimum Payment Option.  If you choose the guaranteed minimum payment
---------------------------------
option on the election date, annuity payments are guaranteed to never be less than the initial payment. (See the SAI for information concerning the calculation of the initial payment.) The payments will also be "stabilized" or held constant during each year.

During the first year after annuitizing using the guaranteed minimum payment option, each stabilized payment will equal the initial payment. On each anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that year. The stabilized payment on each anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. (See the SAI for additional information concerning stabilized payments.)

Guaranteed Minimum Income Benefit Rider Fee. A rider fee, currently 0.35% of the
-------------------------------------------
minimum annuitization value on the contract anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete withdrawal. The rider fee is deducted from each variable investment option in proportion to the amount of account value in each subaccount.

Guaranteed Minimum Payment Option Fee. A guaranteed minimum payment option fee,
--------------------------------------
currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the GMIB rider and choose the guaranteed minimum payment option. The guaranteed payment fee is included on page one of the rider.

Termination. The GMIB will terminate upon the earliest of the following:
------------
 . the date we receive written notice from you requesting termination of the GMIB;

 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the GMIB and you select the guaranteed minimum payment option);

 . upgrade of the minimum annuitization value (although we will issue a new rider to you );

 . termination of your contract; or

 . 30 days after the last date to elect the benefit as shown on page 1 of the rider.

                     STATEMENT OF ADDITIONAL INFORMATION FOR

                    DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE(R)
                                VARIABLE ANNUITY

                             SEPARATE ACCOUNT VA-2L

                                    Issued By
                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY


The Statement of Additional Information expands upon subjects discussed in the May 1, 2001 prospectus for the Dreyfus/Transamerica Triple Advantage(R) Variable Annuity ("contract") issued by Transamerica Occidental Life Insurance Company. The owner may obtain a copy of the prospectus by writing to: Transamerica Occidental Life Insurance Company, Annuity Service Center, 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001 or calling 877-717-8861. Terms used in the current prospectus for the contract are incorporated in this statement.

The contract will be issued as a certificate under a group annuity contract in some states and as an individual annuity contract in other states. The term "contract" as used herein refers to both the individual contract and the certificates issued under the group contract.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the contract.

                                Dated May 1, 2001

                                TABLE OF CONTENTS


                                                                                       Page
THE CONTRACT........................................................................
DOLLAR COST AVERAGING...............................................................
SPECIAL DOLLAR COST AVERAGING OPTION................................................
NET INVESTMENT FACTOR...............................................................
ANNUITY PERIOD......................................................................
     Variable Annuity Units and Payments............................................
     Variable Annuity Unit Value....................................................
     Transfers After the Annuity Date...............................................
GENERAL PROVISIONS..................................................................
     Adjusted Partial Withdrawals...................................................
     IRS Required Distributions.....................................................
     Non-Participating..............................................................
     Misstatement of Age or Sex.....................................................
     Proof of Existence and Age.....................................................
     Assignment.....................................................................
     Annuity Data...................................................................
     Annual Report..................................................................
     Incontestability...............................................................
     Ownership......................................................................
     Entire Contract................................................................
     Changes in the Contract........................................................
     Protection of Benefits.........................................................
     Delay of Payments and Transfers................................................
     Notices and Directions.........................................................
      Sales in Special Situations...................................................
     Guaranteed Minimum Income Benefit (GMIB)--Hypothetical Illustration............
     Tax Relief Rider (TRR) - Example...............................................
CALCULATION OF YIELDS AND TOTAL RETURNS.............................................
     Money Market Sub-Account Yield Calculation.....................................
     Other Sub-Account Yield Calculations...........................................
     Average Total Return Calculations..............................................
     Adjusted Historical Performance Data...........................................
     Other Performance Data.........................................................
HISTORICAL PERFORMANCE DATA.........................................................
     General Limitations............................................................
     Money Market Sub-Account Yields................................................
     Sub-Account Performance Figures Including Adjusted Historical Performance......
     Since Commencement of the Sub-Accounts.........................................
     Since Commencement of the Portfolios...........................................
FEDERAL TAX MATTERS.................................................................
     Taxation of Transamerica.......................................................
     Tax Status of the Contract.....................................................
DISTRIBUTION OF THE CONTRACT........................................................
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS..............................................
TRANSAMERICA........................................................................
     General Information and History................................................
STATE REGULATION....................................................................
RECORDS AND REPORTS.................................................................
FINANCIAL STATEMENTS................................................................
APPENDIX............................................................................
     AnnuityTransfer Formula........................................................


THE CONTRACT

As a supplement to the description in prospectus, the following provides additional information about the contract which may be of interest to some owners.


DOLLAR COST AVERAGING

We reserve the right to send written notification to you, as the owner, as to the options available if termination of dollar cost averaging, either by you or by us, results in the value of the receiving sub-account(s) to which monthly transfers were made to be less than $500. You will have 10 days from the date our notice is mailed to:

     (a) transfer the value of the sub-account(s) to another sub-account with a value equal to or greater than $500; or

     (b) transfer funds from another sub-account into the receiving sub-account(s) to bring the value of that sub-account to at least $500; or

     (c) submit an additional purchase payment to make the value of the sub-account equal to or greater than $500; or

     (d) transfer the entire value of the receiving sub-account(s) back into the source account from which the automatic transfers were made.

If no election, in a form and manner acceptable to us, is made by you before the end of the 10 day period, we reserve the right to transfer the value of the receiving sub-account(s) back into the source account from which the automatic transfers were made. Transfers made as a result of (a), (b), or (d) above will not be counted for purposes of the eighteen free transfers per contract year limitation.


SPECIAL DOLLAR COST AVERAGING OPTION
(May not be available in all states. See contract for availability of the fixed account options.)

When you apply for the contract, you may elect to allocate the entire initial purchase payment to either the six or twelve month special Dollar Cost Averaging account of the Fixed Account. The initial purchase payment will be credited with interest at a guaranteed fixed rate. Amounts will then be transferred from the special Dollar Cost Averaging account to the sub-accounts and/or general account options pro rata on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified when you applied for the contract.

Amounts from the sub-accounts and/or general account options may not be transferred into the special Dollar Cost Averaging accounts. In addition, if you request a transfer (other than a Dollar Cost Averaging transfer) or a withdrawal from a special Dollar Cost Averaging account, any amounts remaining in the special account will be transferred to the sub-account and/or general account option according to your original allocation instructions. The special Dollar Cost Averaging option will end and cannot be reelected.


NET INVESTMENT FACTOR

For any sub-account of the variable account, the net investment factor for a valuation period, before the annuity date, is (a) divided by (b), minus (c) minus (d).

Where (a) is

     The net asset value per share held in the sub-account, as of the end of the valuation period, plus or minus the per-share amount of any dividend or capital gain distributions if the "ex-dividend" date occurs in the valuation period, plus or minus a per-share charge or credit as we may determine, as of the end of the valuation period, for taxes.

Where (b) is

     The net asset value per share held in the sub-account as of the end of the last prior valuation period.

Where (c) is

     The daily charge of 0.003403% (1.25% annually) for the mortality and expense risk charge under the contract times the number of calendar days in the current valuation period.

Where (d) is

     The daily administrative expense charge, currently 0.000411% (0.15% annually) times the number of calendar days in the current valuation period. This charge may be increased, but will not exceed 0.000684% (0.25% annually).

A valuation day is defined as any day that the New York Stock Exchange is open.


ANNUITY PERIOD

The variable annuity options provide for payments that fluctuate or vary in dollar amount, based on the investment performance of the elected variable account sub-account(s).

Variable Annuity Units and Payments

For the first monthly payment, the number of variable annuity units credited in each sub-account will be determined by dividing: (a) the portion of the value to be applied to the sub-account multiplied by the variable annuity purchase rate specified in the contract; by (b) the value of one variable annuity unit in that sub-account on the annuity date.

The amount of each subsequent variable annuity payment equals the product of the number of variable annuity units in each sub-account and the sub-account's variable annuity unit value as of the tenth day of the month before the payment due date. The amount of each payment may vary as may the date of determination.

Variable Annuity Unit Value

The value of a variable annuity unit in a sub-account on any valuation day is determined as described below.

The net investment factor for the valuation period (for the appropriate annuity payment frequency) just ended is multiplied by the value of the variable annuity unit for the sub-account on the preceding valuation day. The net investment factor after the annuity date is calculated in the same manner as before the annuity date and then multiplied by an interest factor. The interest factor equals (.999893)n where n is the number of days since the preceding valuation day. This compensates for the 4% interest assumption built into the variable annuity purchase rates.

Transfers After the Annuity Date

After the annuity date, you may transfer variable annuity units from one sub-account to another, subject to certain limitations. (See "Transfers" in the prospectus.) The dollar amount of each subsequent monthly variable annuity payment after the transfer must be determined using the new number of variable annuity units multiplied by the sub-account's variable annuity unit value.

The formula used to determine a transfer after the annuity date can be found in the Appendix to this Statement of Additional Information.

GENERAL PROVISIONS

Adjusted Partial Withdrawals

The amount of your Guaranteed Minimum Death Benefit is reduced due to a partial withdrawal by an amount called the adjusted partial withdrawal. The reduction amount depends on the relationship between your Guaranteed Minimum Death Benefit and policy value. The adjusted partial withdrawal is equal to (1) multiplied by
(2), where

     (1) is the Gross Partial Withdrawals, where gross partial withdrawal = requested withdrawal plus interest plus any premium taxes plus contingent deferred sales loads on (excess partial withdrawal plus interest adjustment plus any premium taxes); and

     (2) is the adjustment factor = current death benefit prior to the withdrawal divided by the current account value prior to the withdrawal.

The following examples describe the effect of a withdrawal on the Guaranteed Minimum Death Benefit and account value.

-------------------------------------------------------------------------------------------------------------------
                                                          Example 1
                                                 (Assumed Facts for Example)
-------------------------------------------------------------------------------------------------------------------
    $75,000     Current Guaranteed Minimum Death Benefit (GMDB) before withdrawal
-------------------------------------------------------------------------------------------------------------------
    $50,000     Current account value before withdrawal
-------------------------------------------------------------------------------------------------------------------
    $75,000     Current death benefit (larger of policy value and GMDB)
-------------------------------------------------------------------------------------------------------------------
          6%    Current contingent deferred sales load percentage
-------------------------------------------------------------------------------------------------------------------
    $15,000     Requested withdrawal
-------------------------------------------------------------------------------------------------------------------
    $11,250     Assumed withdrawal amount free of contingent deferred sales loads
-------------------------------------------------------------------------------------------------------------------
     $3,750     Excess partial withdrawal (EPW): amount subject to contingent deferred sales loads
-------------------------------------------------------------------------------------------------------------------
      $ 100     Interest adjustment
-------------------------------------------------------------------------------------------------------------------
      $   0     Premium taxes
-------------------------------------------------------------------------------------------------------------------
      $ 231     Contingent deferred sales load on (EPW plus EIA plus premium taxes) = 0.06*(3,750 + 100 + 0)
-------------------------------------------------------------------------------------------------------------------
     $4,081     Reduction in account value due to excess partial withdrawal = 3,750 + 100 + 0 + 231
-------------------------------------------------------------------------------------------------------------------
 $22,996.50     Adjusted partial withdrawal = (11,250 + 4,081)*75,000/50,000
-------------------------------------------------------------------------------------------------------------------
 $52,003.50     New GMDB (after withdrawal) = 75,000 - 22,996.50
-------------------------------------------------------------------------------------------------------------------
    $34,669     New account value (after withdrawal) = 50.000 - 11,250-4,081
-------------------------------------------------------------------------------------------------------------------

Summary:

Reduction in guaranteed minimum death benefit   = $22,996.50
Reduction in account value                      = $15,331

Note, guaranteed minimum death benefit is reduced more than the account value since the guaranteed minimum death benefit was greater than the account value just prior to withdrawal.

-------------------------------------------------------------------------------------------------------------------
                                                       Example 2
                                              (Assumed Facts for Example)
-------------------------------------------------------------------------------------------------------------------
 $50,000      Current Guaranteed Minimum Death Benefit (GMDB) before withdrawal
-------------------------------------------------------------------------------------------------------------------
 $75,000      Current account value before withdrawal
-------------------------------------------------------------------------------------------------------------------
 $75,000      Current death benefit (larger of policy value and GMDB)
-------------------------------------------------------------------------------------------------------------------
       6%     Current contingent deferred sales load percentage
-------------------------------------------------------------------------------------------------------------------
 $15,000      Requested withdrawal
-------------------------------------------------------------------------------------------------------------------
  $7,500      Assumed withdrawal amount free of contingent deferred sales loads
-------------------------------------------------------------------------------------------------------------------
  $7,500      Excess partial withdrawal (EPW): amount subject to contingent deferred sales loads
-------------------------------------------------------------------------------------------------------------------
   $ 100      Interest adjustment
-------------------------------------------------------------------------------------------------------------------
   $   0      Premium taxes
-------------------------------------------------------------------------------------------------------------------
   $ 456      Contingent deferred sales load on (EPW plus EIA plus premium taxes) = 0.06*(7,500 + 100 + 0)
-------------------------------------------------------------------------------------------------------------------
  $8,056      Reduction in account value due to excess partial withdrawal = 7,500 + 100 + 0 + 456
-------------------------------------------------------------------------------------------------------------------
 $15,556      Adjusted partial withdrawal = (7,500 + 8,056)*75,000/75,000
-------------------------------------------------------------------------------------------------------------------
 $34,444      New GMDB (after withdrawal) = 50,000 - 15,556
-------------------------------------------------------------------------------------------------------------------
 $59,444      New account value (after withdrawal) = 75,000 - 7,500 - 8,056
-------------------------------------------------------------------------------------------------------------------

Summary:

Reduction in guaranteed minimum death benefit   = $15,556
Reduction in account value                      = $15,556

Note, guaranteed minimum death benefit and account value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to withdrawal.

IRS Required Distributions

The contract is intended to qualify as an annuity contract for federal income tax purposes. All provisions in the contract will be interpreted to maintain such tax qualification. We may make changes in order to maintain this qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will provide you with a copy of any changes made to the contract. If any owner under a non-qualified contract dies before the entire interest in the contract is distributed, the value generally must be distributed to the designated beneficiary so that the contract qualifies as an annuity under the Code. (See "Federal Tax Matters" in the prospectus.)

Non-Participating

The contract is non-participating. No dividends are payable and the contract will not share in the profits or surplus earnings of Transamerica.

Misstatement of Age or Sex

If the age or sex of the annuitant or any other measuring life has been misstated in the application, or other form relied upon to determine annuity payment, the annuity payments under the contract will be whatever the annuity purchase amount applied on the annuity date would purchase on the basis of the correct age or sex of the annuitant and/or other measuring life. Any overpayments or underpayments by us as a result of any such misstatement may be respectively charged against or credited to the annuity payment or payments to be made after the correction so as to adjust for such overpayment or underpayment.

Proof of Existence and Age

Before making any payment under the contract, we may require proof of the existence and/or proof of the age of the annuitant or any other measuring life, or any other information deemed necessary in order to provide benefits under the contract.

Assignment

No assignment of a contract will be binding on us unless made in writing and given to us at our service center. We are not responsible for the adequacy of any assignment. Your rights and the interest of any annuitant or non-irrevocable beneficiary will be subject to the rights of any assignee of record.

Annuity Data

We will not be liable for obligations which depend on receiving information from a payee or measuring life until such information is received in a satisfactory form.

Annual Report

At least once each contract year prior to the annuity date, you will be given a report of the current account value. This report will also include any other information required by law or regulation. After the annuity date, a confirmation will be provided with every variable annuity payment.

Incontestability

Each contract is incontestable from the contract date.

Ownership

Only you, as the owner(s) will be entitled to the rights granted by the contract, or allowed by us under the contract. If an owner dies, the rights of the owner belong to the estate of the owner unless the owner has previously named an owner's beneficiary. A surviving joint owner automatically becomes the owner's beneficiary.

Entire Contract

We have issued the contract in consideration and acceptance of the payment of the initial purchase payment and, where state law requires, the application. In those states that require a written application, a copy of the application is attached to and is part of the contract and, along with the contract and any riders, constitutes the entire contract. All statements made by you are considered representations and not warranties. We will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the contract when issued.

The group annuity contract has been issued to a trust organized under Missouri law. However, the sole purpose of the trust is to hold the group annuity contract. You have all rights and benefits under the individual certificate issued under the group contract.

Changes in the Contract

Only two of our authorized officers, acting together, have the authority to bind Transamerica or to make any change in the individual contract or the group contract or individual certificates thereunder and then only in writing. We will not be bound by any promise or representation made by any other persons.

We may not change or amend the individual contract or the group contract or individual certificates thereunder, except as expressly provided therein, without your consent. However, we may change or amend the individual contract or the group contract or individual certificates thereunder if such change or amendment is necessary for the individual contract or the group contract or individual certificates thereunder to comply with any state or federal law, rule or regulation.

Protection of Benefits

To the extent permitted by law, no benefit (including death benefits) under the contract will be subject to any claim or process of law by any creditor.

Delay of Payments and Transfers

Payment of any cash withdrawal or lump sum death benefit due from the variable account will occur within seven days from the date the election becomes effective, except that we may postpone such payment or transfers if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission (Commission), or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of owners.

In addition, while it is our intention to process all transfers from the sub-accounts immediately upon receipt of a transfer request, the contract gives us the right to delay effecting a transfer from a sub-account for up to seven days, but only in certain limited circumstances. However, the staff of the Commission currently interprets the Investment Company Act of 1940 to require the immediate processing of all transfers, and in compliance with that interpretation we will process all transfers immediately unless and until the Commission or its staff changes its interpretation or otherwise permits us to exercise this right. Subject to such approval, we may delay effecting such a transfer only if there is a delay of payment from an affected portfolio. If this happens, and if the prior approval of the Commission or its staff is obtained, then we will calculate the dollar value or number of units involved in the transfer from a sub-account on or as of the date we receive a written transfer request, but will not process the transfer to the transferee sub-account until a later date during the seven-day delay period when the portfolio underlying the transferring sub-account obtains liquidity to fund the transfer request through sales of portfolio securities, new purchase payments, transfers by investors or otherwise. During this period, the amount transferred would not be invested in a sub-account.

We may delay payment of any withdrawal from the fixed account for a period of not more than six months after we receive the request for such withdrawal. If we delay payment for more than 30 days, we will pay interest on the withdrawal amount up to the date of payment. (See "Cash Withdrawals" in the prospectus.)

Notices and Directions

We will not be bound by any authorization, direction, election or notice which is not in writing, in a form and manner acceptable to us, and received at our service center.

Any written notice we are required to send to you will be satisfied by our mailing of any such required written notice, by first-class mail, to your last known address as shown on our records.

Sales in Special Situations

We may sell the contracts in special situations that are expected to involve reduced expenses for us. These instances may include:

1.   sales in certain group arrangements, such as employee savings plans;

2. sales to current or former officers, directors, employees and their families, of Transamerica and its affiliates;

3. sales to officers, directors, employees and their families, of the portfolios' investment advisers and their affiliates; or

4. sales to officers, directors, employees and sales agents, including registered representatives and their families, or broker-dealers and other financial institutions that have sales agreements with us to sell the contracts.

In such situations:

1.   the contingent deferred sales load may be reduced or waived;

2. the mortality and expense risk charge or administration charges may be reduced or waived; or

3. certain amounts may be credited to the contract account value, for example, amounts related to commissions or sales compensation otherwise payable to a broker-dealer may be credited to the contract account value.

These reductions in fees or charges or credits to the account value will not unfairly discriminate against any contract owner. These reductions in fees or charges or credits to the account value are generally taxable and treated as purchase payments for purposes of income tax and any possible premium tax.

Guaranteed Minimum Income Benefit (GMIB)--Hypothetical Illustration

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the guaranteed minimum income benefit rider for a $100,000 premium when annuity payments do not begin until the rider anniversary indicated in the left-hand column. These figures assume the following:

 .    there were no subsequent purchase payments or withdrawals;

 .    there were no premium taxes;

 .    the $100,000 purchase payment is subject to the GMIB;

 .    the annuitant is (or both annuitants are) 60 years old when the rider is issued;

 .    the annual growth rate is 5.0% (once established, an annual growth rate will not change during the life of the GMIB rider); and

 .    there was no upgrade of the minimum annuitization value.

Six different annuity payment options are illustrated; a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the guaranteed fixed monthly payment, are based on an assumed investment return of 3%. Subsequent payments are calculated using a 5% assumed investment return. If you choose the guaranteed minimum payment option, subsequent payments will never be less than the amount of the first payment. If you do not choose the guaranteed minimum payment option, subsequent payments may be less than the amount of the first payment.


Life Only = Life Annuity with No Period Certain                             Life 10 = Life Annuity with 10 Years Certain

------------------------------------------------------------------------------------------------------------------------

  Rider Anniversary at Exercise Date               Male                      Female               Joint & Survivor
------------------------------------------------------------------------------------------------------------------------
                                          Life Only     Life 10      Life Only     Life 10     Life Only     Life 10
------------------------------------------------------------------------------------------------------------------------
  7 (age 67)                                $  808        $  774       $  702       $  688       $  622       $  621
------------------------------------------------------------------------------------------------------------------------
  15                                        $1,530        $1,364       $1,304       $1,226       $1,112       $1,100
------------------------------------------------------------------------------------------------------------------------
  20 (age 80)                               $1,902        $1,546       $1,620       $1,426       $1,338       $1,296
------------------------------------------------------------------------------------------------------------------------

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Withdrawals will affect the minimum annuitization value as follows: Withdrawals will reduce the minimum annuitization value on a pro-rata basis by an amount equal to the minimum annuitization value multiplied by the percentage reduction in the account value resulting from the withdrawal.

The amount of the first payment provided by the GMIB will be determined by multiplying each $1,000 of minimum annuitization value (or account value if greater) by the applicable annuity factor shown in Schedule I of the GMIB rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's if any) sex (or without regard to gender if required by law), age, and the GMIB payment option selected and is based on a guaranteed interest rate of 3% and the "1983 Table a" mortality table improved to the year 2000 with projection Scale G. Subsequent payments will be calculated as described in the GMIB rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity sub-accounts. However, if you choose the guaranteed minimum payment option detailed in the GMIB rider, subsequent payments are guaranteed to never be less than the initial payment. If you do not choose the guaranteed minimum payment option, subsequent payments may be less than the initial payment.

Furthermore, if you elect the guaranteed minimum payment option, payments throughout each policy year will be stabilized to remain level. The stabilized payment on each subsequent contract anniversary after annuitization using the GMIB will equal the greater of the initial payment or the payment supportable by the annuity units in the selected sub-accounts. If you do not elect the guaranteed minimum payment option, subsequent payments will be equal to the supportable payment and could fluctuate throughout each policy year. The supportable payment is equal to the number of variable annuity units in the selected sub-accounts multiplied by the variable annuity unit values in those sub-accounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. Under the guaranteed minimum payment option, if the supportable payment at any payment date during a contract year is greater than the stabilized payment for that contract year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a contract year is less than the stabilized payment for the contract year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the sub-accounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each sub-account on a proportionate basis. If you do not elect the guaranteed minimum payment option, no annuity units will be purchased or redeemed.

Under the guaranteed minimum payment option, we bear the risk that we will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such event, we will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any sub-accounts. To compensate us for this risk, a guaranteed minimum payment fee will be deducted.

Tax Relief Rider - Example

The following example illustrates the additional death benefit payable by this rider as well as the effect of a withdrawal on the additional death benefit amount.

Account value on the Rider Date:                                      $100,000
Purchase payments paid after the Rider Date before Withdrawal:        $ 25,000
Gross Partial Withdrawals after the Rider Date:                       $ 30,000
Death Benefit on date of withdrawal                                   $150,000

Rider Earnings on Date of Withdrawal (Death Benefit - Account value on Rider Date
          - Purchase payments paid after Rider Date = $150,000 - $100,000 - $25,000):            $ 25,000
Amount of Withdrawal that exceeds Rider Earnings ($30,000 - $25,000):                            $  5,000
Base Contract Death Benefit on the date of Death Benefit Calculation :                           $200,000
Rider Earnings (= Death Benefit - account value on Rider Date - Purchase payments since Rider Date + Withdrawals since Rider Date that exceeded Rider Earnings
         at time of Withdrawal = $200,000 - $100,000 - $25,000 + $5,000):                        $ 80,000
Additional Death Benefit Amount (= Additional Death Benefit Factor
         * Rider Earnings = 40%* $80,000):                                                       $ 32,000
Total Death Benefit paid (=Base contract death benefit plus Additional Death Benefit Amount):     $232,000


CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Sub-Account Yield Calculation

In accordance with regulations adopted by the Commission, we are required to compute the Money Market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Series or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the Money Market Sub-Account and income other than investment income at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual account fee, the mortality and expense risk charge and administrative expense charges and income and expenses accrued during the period. Because of these deductions, the yield for the Money Market Sub-Account of the variable account will be lower than the yield for the Money Market Portfolio.

The Commission also permits us to disclose the effective yield of the Money Market Sub-Account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales load (of up to 6% of purchase payments) that may be applicable to a contract.

Other Sub-Account Yield Calculations

We may from time to time disclose the current annualized yield of one or more of the sub-accounts (except the Money Market Sub-Account) for 30-day periods. The annualized yield of a sub-account refers to the income generated by the sub-account over a specified 30-day period. Because this yield is annualized, the yield generated by a sub-account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per variable accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                           YIELD = 2[{a-b + 1}/6/ - 1]
                                      ---
                                      cd

Where:

a   =   net investment income earned during the period by the portfolio attributable to the shares owned by the sub-account.
b   =   expenses for the sub-account accrued for the period (net of reimbursements).
c   =   the average daily number of variable accumulation units outstanding during the period.
d   =   the maximum offering price per variable accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Commission. Accrued expenses will include all recurring fees that are charged to all contracts. The yield calculations do not reflect the effect of any contingent deferred sales load that may be applicable to a particular contract. The contingent deferred sales load ranges from 6% to 0% of the amount of account value withdrawn depending on the elapsed time since the receipt of each purchase payment attributable to the portion of the account value withdrawn.

Because of the charges and deductions imposed by the variable account, the yield for the sub-account will be lower than the yield for the corresponding portfolio. The yield on amounts held in the sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The sub-account's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Average Total Return Calculations

We may from time to time also disclose average annual total returns for one or more of the sub-accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P{1 + T/n/}= ERV

Where:

P     =   a hypothetical initial payment of $1,000
T     =   average annual total return
n     =   number of years
ERV   =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees are recognized in the ending redeemable value. The standard average annual total return calculations will reflect the effect of any contingent deferred sales load that may be applicable to a particular period.

Adjusted Historical Performance Data

We may also disclose adjusted historical performance data for a sub-account, for periods before the sub-account commenced operations. Such performance information for the sub-account will be calculated based on the performance of the corresponding portfolio and the assumption that the sub-account was in existence for the same periods as those indicated for the portfolio, with a level of contract charges currently in effect. The portfolio used for these calculations will be the actual portfolio that the sub-account will invest in.

This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales load) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales load).

Other Performance Data

We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard described above. The non-standard format will be identical to the standard format except that the contingent deferred sales load percentage will be assumed to be 0%.

We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the contingent deferred sales load percentage will be 0%.

                                CTR = {ERV/P} - 1

Where:

CTR   = the cumulative total return net of sub-account recurring charges for the period.
ERV   = ending redeemable value of a hypothetical $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).
P     = a hypothetical initial payment of $1,000.


All non-standard performance data will be advertised only if the standard performance data is also disclosed.


HISTORICAL PERFORMANCE DATA

General Limitations

The figures below represent the past performance of the sub-accounts and are not indicative of future performance. The figures may reflect the waiver of advisory fees and reimbursement of other expenses.

Except for Transamerica Growth, the funds have provided the performance data for the sub-accounts. Except for Transamerica Growth, none of the funds or their investment advisers are affiliated with Transamerica. In preparing the tables below, we have relied on the data provided by the funds. While we have no reason to doubt the accuracy of the figures provided by the funds, we have not verified those figures.

Money Market Sub-Account Yields

The annualized yield for the Money Market Sub-Account for the seven-day period ending December 31, 2000 was ______%. The effective yield for the Money Market Sub-Account for the seven-day period ending December 31, 2000 was ______%.

Sub-Account Performance Figures Including Adjusted Historical Performance

The charts below show historical performance data for the sub-accounts. Charts 1 through 3 show performance since the commencement of the sub-accounts. Charts 4 through 6 include, for certain sub-accounts, adjusted historical performance for the periods prior to the inception of the sub-accounts, based on the performance of the corresponding portfolios since their inception date, with a level of charges equal to those currently assessed under the contracts. These figures are not an indication of the future performance of the sub-accounts. Some of the figures reflect the waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.

Since Commencement of the Sub-Accounts

The dates to the right of the sub-account names indicate the date of commencement of operation of the sub-accounts.

1. Average annual total returns for periods since inception of the sub-account are as follows. These figures include mortality and expenses charges deducted at 1.25%, the administrative expenses charge of 0.15% per annum, the administration charge of $30 per annum adjusted for average account size and the maximum contingent deferred sales load of 6% but do not reflect premium taxes or the optional GMIB rider or TRR, which if reflected would reduce the figures.


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Inception
                                                                                                                  of the
  SUB-ACCOUNT                                          1 Year Ended       3 Year Ended       5 Year Ended       Sub-account
  (Sub-account Inception Date)                           12/31/00           12/31/00           12/31/00         to 12/31/00
--------------------------------------------------------------------------------------------------------------------------------
  Appreciation (4/5/93)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Balanced (5/1/97)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Disciplined Stock (5/1/96)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Growth and Income (12/15/94)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  International Equity (12/15/94)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  International Value (5/1/96)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Limited Term High Income (4/30/97)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Money Market (1/4/93)
--------------------------------------------------------------------------------------------------------------------------------
  Quality Bond (1/4/93)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Small Cap (1/4/93)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Small Company Stock (5/1/96)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Special Value (1/4/93)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Stock Index (1/4/93)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Socially Responsible Growth (10/7/93)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Core Bond (5/1/2000)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Core Value (5/1/98)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Emerging Leaders (5/1/2000)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets (5/1/2000)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  European Equity (10/1/99)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Founders Discovery (5/1/2000)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Founders Growth (5/3/99)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Founders International Equity (10/1/99)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Founders Passport (5/3/99)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Japan (5/1/2000)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  MidCap Stock (5/1/98)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Technology Growth (10/1/99)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Transamerica VIF Growth (5/1/98)/(2)/
--------------------------------------------------------------------------------------------------------------------------------


2. Average annual total returns for period since inception of the sub-account are as follows. These figures include mortality and expenses charges deducted at 1.25%, the administrative expenses charge of 0.15% per annum and the administration charge of $30 per annum adjusted for average account size but do not reflect the maximum contingent deferred sales load of 6% or the optional GMIB rider or TRR, which if reflected would reduce the figures. Performance data with no contingent deferred sales load deduction will only be disclosed if the performance data for the required periods with the contingent deferred sales load deduction is also disclosed.


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Inception of
                                                                                                                      the
  SUB-ACCOUNT                                           1 Year Ended       3 Year Ended       5 Year Ended      Sub-account to
  (Sub-Account Inception Date)                            12/31/00           12/31/00           12/31/00           12/31/00
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
  Appreciation (4/5/93)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  Balanced (5/1/97)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  Disciplined Stock (5/1/96)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  Growth and Income (12/15/94)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  International Equity (12/15/94)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  International Value (5/1/96)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  Limited Term High Income (4/30/97)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  Money Market (1/4/93)
----------------------------------------------------------------------------------------------------------------------------------
  Quality Bond (1/4/93)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  Small Cap (1/4/93)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  Small Company Stock (5/1/96)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  Special Value (1/4/93)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  Stock Index (1/4/93)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  Socially Responsible Growth (10/7/93)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  Core Bond (5/1/2000)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  Core Value (5/1/98)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  Emerging Leaders (5/1/2000)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets (5/1/2000)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  European Equity (10/1/99)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  Founders Discovery (5/1/2000)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  Founders Growth (5/3/99)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  Founders International Equity (10/1/99)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  Founders Passport (5/3/99)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  Japan (5/1/2000)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  MidCap Stock (5/1/98)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  Technology Growth (10/1/99)/(1)/
----------------------------------------------------------------------------------------------------------------------------------
  Transamerica VIF Growth (5/1/98)/(2)/
----------------------------------------------------------------------------------------------------------------------------------


3. Cumulative total returns for periods since inception of the sub-accounts are as follows. These figures include mortality and expenses charges deducted at 1.25%, the administrative expenses charge of 0.15% per annum and the administration charge of $30 per annum adjusted for average account size but do not reflect the maximum contingent deferred sales load of 6%, or the optional GMIB rider or TRR, which if reflected would reduce the figures. Performance data with no contingent deferred sales load deduction will only be disclosed if performance data for the required periods with the contingent deferred sales load deduction is also disclosed.


---------------------------------------------------------------------------------------
                                                                       Inception of
  SUB-ACCOUNT                                         1 Year Ended      Sub-account
  (Sub-Account Inception Date)                          12/31/00        to 12/31/00
---------------------------------------------------------------------------------------
  Appreciation (4/5/93)/(1)/
---------------------------------------------------------------------------------------
  Balanced (5/1/97) /(1)/
---------------------------------------------------------------------------------------
  Disciplined Stock (5/1/96) /(1)/
---------------------------------------------------------------------------------------
  Growth and Income (12/15/94) /(1)/
---------------------------------------------------------------------------------------
  International Equity (12/15/94) /(1)/
---------------------------------------------------------------------------------------
  International Value (5/1/96) /(1)/
---------------------------------------------------------------------------------------
  Limited Term High Income (4/30/97) /(1)/
---------------------------------------------------------------------------------------
  Money Market (1/4/93)
---------------------------------------------------------------------------------------
  Quality Bond (1/4/93) /(1)/
---------------------------------------------------------------------------------------
  Small Cap (1/4/93) /(1)/
---------------------------------------------------------------------------------------
  Small Company Stock (5/1/96) /(1)/
---------------------------------------------------------------------------------------
  Special Value (1/4/93) /(1)/
---------------------------------------------------------------------------------------
  Stock Index (1/4/93) /(1)/
---------------------------------------------------------------------------------------
  Socially Responsible Growth (10/7/93) /(1)/
---------------------------------------------------------------------------------------
  Core Bond (5/1/2000) /(1)/
---------------------------------------------------------------------------------------
  Core Value (5/1/98) /(1)/
---------------------------------------------------------------------------------------
  Emerging Leaders (5/1/2000) /(1)/
---------------------------------------------------------------------------------------
  Emerging Markets (5/1/2000) /(1)/
---------------------------------------------------------------------------------------
  European Equity (10/1/99) /(1)/
---------------------------------------------------------------------------------------
  Founders Discovery (5/1/2000) /(1)/
---------------------------------------------------------------------------------------
  Founders Growth (5/3/99) /(1)/
---------------------------------------------------------------------------------------
  Founders International Equity (10/1/99) /(1)/
---------------------------------------------------------------------------------------
  Founders Passport (5/3/99) /(1)/
---------------------------------------------------------------------------------------
  Japan (5/1/2000) /(1)/
---------------------------------------------------------------------------------------
  MidCap Stock (5/1/98) /(1)/
---------------------------------------------------------------------------------------
  Technology Growth (10/1/99) /(1)/
---------------------------------------------------------------------------------------
  Transamerica VIF Growth (5/1/98) /(2)/
---------------------------------------------------------------------------------------


Since Commencement of the Portfolios

The dates to the right of the sub-account names indicate the date of commencement of operation of the Portfolios.

4. Average annual total returns for periods since inception of the portfolio, including adjusted historical performance are as follows. These figures include mortality and expenses charges deducted at 1.25%, the administrative expenses charge of 0.15% per annum, the administration charge of $30 per annum adjusted for average account size and the maximum contingent deferred sales load of 6% but do not reflect the optional GMIB rider or TRR, which if reflected would reduce the figures.


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Inception of the
                                                                                                               Corresponding
  PORTFOLIO                                               1 Year Ended      3 Year Ended      5 Year Ended      Portfolio to
  (Corresponding Portfolio Inception Date)                  12/31/00          12/31/00          12/31/00          12/31/00
--------------------------------------------------------------------------------------------------------------------------------
  Appreciation (4/5/93)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Balanced (5/1/97) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Disciplined Stock (4/30/96) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Growth and Income (5/2/94) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  International Equity (5/2/94) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  International Value (5/1/96) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Limited Term High Income (4/30/97) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Money Market (8/31/90)
--------------------------------------------------------------------------------------------------------------------------------
  Quality Bond (8/31/90) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Small Cap (8/31/90) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Small Company Stock (5/1/96) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Special Value (8/31/90) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Stock Index (9/29/89) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Socially Responsible (10/7/93) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Core Bond (5/1/00) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Core Value (5/1/98) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Emerging Leaders (12/15/99) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets (12/15/99) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  European Equity (4/30/99) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Founders Discovery (12/15/99) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Founders Growth (9/30/98) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Founders International Equity (9/30/98) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Founders Passport (9/30/98) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Japan (12/15/99) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  MidCap Stock (5/1/98) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Technology Growth (8/31/99) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Transamerica VIF Growth (2/26/69)/(2)/
--------------------------------------------------------------------------------------------------------------------------------


5. Average annual total returns for periods since inception of the portfolio including adjusted historical performance are as follows. These figures include mortality and expenses charges deducted at 1.25%, the administrative expenses charge of 0.15% per annum and the administration charge of $30 per annum adjusted for average account size but do not reflect the maximum contingent deferred sales load of 6%, the GMIB rider or TRR, which if reflected would reduce the figures. Performance data with no contingent deferred sales load deduction will only be disclosed if the performance data for the required periods with no contingent deferred sales load deduction is also disclosed.


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Inception of the
                                                                                                               Corresponding
  PORTFOLIO                                               1 Year Ended      3 Year Ended      5 Year Ended      Portfolio to
  (Corresponding Portfolio Inception Date)                  12/31/00          12/31/00          12/31/00          12/31/00
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
  Appreciation (4/5/93)/(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Balanced (5/1/97) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Disciplined Stock (4/30/96) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Growth and Income (5/2/94) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  International Equity (5/2/94) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  International Value (5/1/96) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Limited Term High Income (4/30/97) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Money Market (8/31/90)
--------------------------------------------------------------------------------------------------------------------------------
  Quality Bond (8/31/90) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Small Cap (8/31/90) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Small Company Stock (5/1/96) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Special Value (8/31/90) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Stock Index (9/29/89) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Socially Responsible (10/7/93) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Core Bond (5/1/00) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Core Value (5/1/98) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Emerging Leaders (12/15/99) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets (12/15/99) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  European Equity (4/30/99) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Founders Discovery (12/15/99) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Founders Growth (9/30/98) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Founders International Equity (9/30/98) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Founders Passport (9/30/98) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Japan (12/15/99) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  MidCap Stock (5/1/98) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Technology Growth (8/31/99) /(1)/
--------------------------------------------------------------------------------------------------------------------------------
  Transamerica VIF Growth (2/26/69) /(2)/
--------------------------------------------------------------------------------------------------------------------------------


6. Cumulative total returns for periods since inception of the portfolio, including hypothetical performance are as follows. These figures include mortality and expenses charges deducted at 1.25%, the administrative expenses charge of 0.15% per annum and the administration charge of $30 per annum adjusted for average account size but do not reflect the maximum contingent deferred sales load of 6%, the GMIB rider or TRR, which if reflected would reduce the figures. Performance data with no contingent deferred sales load deduction will only be disclosed if performance data for the required periods with no contingent deferred sales load deduction is also disclosed.


---------------------------------------------------------------------------------------------
                                                                           Inception of the
                                                                             Corresponding
  PORTFOLIO                                                 1 Year Ended     Portfolio to
  (Corresponding Portfolio Inception Date)                    12/31/00         12/31/00
---------------------------------------------------------------------------------------------
  Appreciation (4/5/93)/(1)/
---------------------------------------------------------------------------------------------
  Balanced (5/1/97) /(1)/
---------------------------------------------------------------------------------------------
  Disciplined Stock (4/30/96) /(1)/
---------------------------------------------------------------------------------------------
  Growth and Income (5/2/94) /(1)/
---------------------------------------------------------------------------------------------
  International Equity (5/2/94) /(1)/
---------------------------------------------------------------------------------------------
  International Value (5/1/96) /(1)/
---------------------------------------------------------------------------------------------
  Limited Term High Income (4/30/97) /(1)/
---------------------------------------------------------------------------------------------
  Money Market (8/31/90)
---------------------------------------------------------------------------------------------
  Quality Bond (8/31/90) /(1)/
---------------------------------------------------------------------------------------------
  Small Cap (8/31/90) /(1)/
---------------------------------------------------------------------------------------------
  Small Company Stock (5/1/96) /(1)/
---------------------------------------------------------------------------------------------
  Special Value (8/31/90) /(1)/
---------------------------------------------------------------------------------------------
  Stock Index (9/29/89) /(1)/
---------------------------------------------------------------------------------------------
  Socially Responsible (10/7/93) /(1)/
---------------------------------------------------------------------------------------------
  Core Bond (5/1/00) /(1)/
---------------------------------------------------------------------------------------------
  Core Value (5/1/98) /(1)/
---------------------------------------------------------------------------------------------
  Emerging Leaders (12/15/99) /(1)/
---------------------------------------------------------------------------------------------
  Emerging Markets (12/15/99) /(1)/
---------------------------------------------------------------------------------------------
  European Equity (4/30/99) /(1)/
---------------------------------------------------------------------------------------------
  Founders Discovery (12/15/99) /(1)/
---------------------------------------------------------------------------------------------
  Founders Growth (9/30/98) /(1)/
---------------------------------------------------------------------------------------------
  Founders International Equity (9/30/98) /(1)/
---------------------------------------------------------------------------------------------
  Founders Passport (9/30/98) /(1)/
---------------------------------------------------------------------------------------------
  Japan (12/15/99) /(1)/
---------------------------------------------------------------------------------------------
  MidCap Stock (5/1/98) /(1)/
---------------------------------------------------------------------------------------------
  Technology Growth (8/31/99) /(1)/
---------------------------------------------------------------------------------------------
  Transamerica VIF Growth (2/26/69)/(2)/
---------------------------------------------------------------------------------------------



(1) The Service Class Shares were not available until December 31, 2000, therefore, the figures shown reflect performance for the Initial Class Shares only. Performance for the Service Class Shares would be lower because they are subject to a 12b-1 Fee.

(2) The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc. is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio include performance of its predecessor. The performance shown in the "since inception" box for the Transamerica Growth Sub-Account is 10-year performance, not performance since 1969.

FEDERAL TAX MATTERS

The Dreyfus/Transamerica Triple Advantage(R) Variable Annuity may be purchased on a non-tax qualified basis ("non-qualified contract") or purchased and used in connection with plans qualifying for special tax treatment ("qualified contract"). Qualified contracts are designed for use by retirement plans qualified for special tax treatment under Sections 401, 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of federal income taxes on the account value, on annuity payments, and on the economic benefit to the owner, the annuitant or the beneficiary may depend on the type of retirement plan for which the contract is purchased, on the tax and employment status of the individual concerned and on our tax status. THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. Any person concerned about these tax implications should consult a competent tax adviser. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of continuation of these present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Taxation of Transamerica

We are taxed as a life insurance company under Part I of Subchapter L of the Code. Since the variable account is not an entity separate from Transamerica, and its operations form a part of Transamerica, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the contracts. Under existing federal income tax law, we believe that the variable account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contracts.

Accordingly, we do not anticipate that we will incur any federal income tax liability attributable to the variable account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in our being taxed on income or gains attributable to the variable account, then we may impose a charge against the variable account (with respect to some or all contracts) in order to set aside provisions to pay such taxes.

Tax Status of the Contract

Code Section 817(h) requires that with respect to non-qualified contracts, the investments of the funds be "adequately diversified" in accordance with Treasury regulations in order for the contracts to qualify as annuity contracts under federal tax law. The variable account, through the funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Funds' assets may be invested.

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor (i.e., the owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."

The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner has additional flexibility in allocating premium payments and account values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the variable account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the variable account.

In order to be treated as an annuity contract for federal income tax purposes, Code Section 72(s) requires any non-qualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The owner's "designated beneficiary" refers to a natural person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the owner's "designated beneficiary" is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The non-qualified contracts contain provisions which are intended to comply with the requirements of Code Section 72(s), although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to qualified contracts.


DISTRIBUTION OF THE CONTRACT

Transamerica Securities Sales Corporation ("TSSC") is principal underwriter of the contracts under a Distribution Agreement with Transamerica. TSSC may also serve as principal underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and any of its affiliates. TSSC is an indirect wholly owned subsidiary of Transamerica Insurance Corporation. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.

TSSC has entered into sales agreements with other broker/dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the contracts may be solicited by registered representatives of the broker/dealers appointed by Transamerica to sell its variable life insurance and variable annuities. These broker/dealers are registered with the Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities.

Transamerica Financial Resources, Inc. ("TFR") is an underwriter and distributor of the contracts. TFR is a wholly-owned subsidiary of Transamerica Insurance Corporation of California and is registered with the Commission and the NASD as a broker/dealer.

Under the agreements, applications for the contracts will be sold by broker/dealers which will receive compensation as described in the prospectus.

The offering of the contracts is expected to be continuous and neither TSSC nor TFR anticipate discontinuing the offering of the contracts. However, TSSC and TFR reserve the right to discontinue the offering of the contracts.

During fiscal year 2000 and 1999, $_____________ and $16,053,620.92, respectively, in commissions was paid to TSSC as underwriter of the contracts; no amounts were retained by TSSC. During fiscal year 2000, 1999, and 1998 $_____________, $1,093,584.85 and $1,737,090.86, respectively, in commissions were paid to TFR as underwriter of the contracts; no amounts were retained by TFR.


SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

Title to assets of the variable account is held by Transamerica. The assets of the variable account are kept separate and apart from Transamerica general account assets. Records are maintained of all purchases and redemptions of portfolio shares held by each of the sub-accounts.

TRANSAMERICA

General Information and History

Transamerica Occidental Life Insurance Company was formerly known as Occidental Life Insurance Company of California. The name change occurred September 1, 1981.

Transamerica is wholly-owned by Transamerica Insurance Corporation of California, which is in turn, wholly-owned by Transamerica Corporation. Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands. AEGON N.V., a holding company, conducts it business through subsidiary companies engaged primarily in the insurance business.


STATE REGULATION

We are subject to the insurance laws and regulations of all the states where we are licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contract will be modified accordingly.


RECORDS AND REPORTS

All records and accounts relating to the variable account will be maintained by us or by our service office. As presently required by the provisions of the 1940 Act and regulations promulgated thereunder which pertain to the variable account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to owners semi-annually at their last known address of record.


FINANCIAL STATEMENTS

This Statement of Additional Information contains the financial statements of the variable account as of and for the period ended December 31, 2000.

The statutory financial statements of Transamerica included in this Statement of Additional Information should be considered only as bearing on the ability of Transamerica to meet its obligations under the contract. They should not be considered as bearing on the investment performance of the assets held in the variable account.

APPENDIX

Annuity Transfer Formula

Transfers after the annuity date are implemented according to the following formulas:

(1) Determine the number of units to be transferred from the variable sub-account as follows:

     = AT/AUV1

(2) Determine the number of variable accumulation units remaining in such variable sub-account (after the transfer):

     = UNIT1 AT/AUV1

(3) Determine the number of variable accumulation units in the transferee variable sub-account (after the transfer):

     = UNIT2 + AT/AUV2

(4) Subsequent variable payments will reflect the changes in variable accumulation units in each variable sub-account as of the next variable payment's due date.

Where: (AUV1) is the variable accumulation unit value of the variable sub-account that the transfer is being made from as of the end of the valuation period in which the transfer request was received.

          (AUV2) is the variable accumulation unit value of the variable sub-account that the transfer is being made to as of the end of the valuation period in which the transfer request was received.

          (UNIT1) is the number of variable accumulation units in the variable sub-account that the transfer is being made from, before the transfer.

          (UNIT2) is the number of variable accumulation units in the variable sub-account that the transfer is being made to, before the transfer.

          (AT) is the dollar amount being transferred from the variable sub-account.

PART C

Other Information

Item 24. Financial Statements and Exhibits

(a)  Financial Statements

     All required financial statements are included in Parts A and B of this Registration Statement.

(b)  Exhibits

     (1) Resolution of the Board of Directors of Transamerica Occidental Life Insurance Company ("Transamerica") authorizing establishment of the Variable Account. (1)

     (2)  Not Applicable.

     (3) (a) Master Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance, Transamerica Financial Resources, Inc., Dreyfus Service Corporation, and Dreyfus Service Organization, Inc. (4)

          (b) Principal Agency Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Organization, Inc. (4)

          (c) Distribution Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Corporation. (4)

          (d) Form of Sales Agreement among Dreyfus Service Corporation, Dreyfus Service Organization, Inc., and Broker-Dealers. (4)

          (e) Amendment Dated as of August 31, 1993, to Master Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Financial Resources, Inc., Dreyfus Service Corporation and Dreyfus Service Organization, Inc. (6)

          (f) Amendment Dated as of August 31, 1993 to Principal Agency Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Organization, Inc. (6)

          (g) Amendment Dated as of August 31, 1993 to Distribution Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Corporation. (6)

          (h) Distribution Agreement between Transamerica Occidental Life Insurance Company and Transamerica Insurance Securities Sales Corporation, dated as of August 24, 1994. (8)

          (i) Sales Agreement among Transamerica Insurance Securities Sales Corporation, Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Dreyfus Service Corporation, and Dreyfus Service Organization, Inc., dated as of August 24, 1994. (8)

          (j) Services Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Insurance Securities Sales Corporation, Dreyfus Service Corporation, and Dreyfus Service Organization, Inc., dated as of August 24, 1994. (8)

          (k) Services Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Insurance Securities Sales Corporation, Dreyfus Service Corporation, and Dreyfus Service Organization, Inc., dated as of August 24, 1994. (8)

          (l) Form of Sales Agreement between Transamerica Occidental Life Insurance Company, Transamerica Life Insurance and Annuity Company, First Transamerica Life Insurance Company and Transamerica Securities Sales Corporation. (10)

     (4) Group Contract Form, Certificate Form, Individual Contract Form and Endorsements.

          (a)  Contract form and Endorsements. (5)

               (i) Form of Flexible Purchase Payment Multi-Funded Deferred Master Group Annuity Contract. (5)
               (ii) Form of Automatic Payout Option Endorsement to Group Contract. (5)
               (iii) Form of Dollar Cost Averaging Option Endorsement to Group Contract. (5)
               (iv) Form of Systematic Withdrawal Option Endorsement to Group Contract. (5)
               (v) Form of Guaranteed Minimum Death Benefit Endorsement to Group Contract. (5)
               (vi)   Form of Fixed Account Rider to Group Contract. (7)

               (vii)  Form of Tax Relief Rider. (17)

          (b)  Certificate of Participation Form and Endorsements. (5)

               (i)    Form of Certificate of Participation.  (5)
               (ii)   Form of IRA Endorsement to Certificate. (5)
               (iii) Form of Dollar Cost Averaging Option Endorsement to Certificate. (5)
               (iv) Form of Systematic Withdrawal Option Endorsement to Certificate. (5)
               (v)    Form of Automatic Payout Option Endorsement to
                      Certificate. (5)
               (vi)   Form of Benefit Distribution Endorsement to Certificate.
                      (5)
               (vii)  Form of Death Benefit Endorsement to Group Contract. (14)
               (viii) Form of Individual Purchase Payment Endorsement. (14)
               (ix)   Form of Guaranteed Minimum Income Builder Rider. (14)

               (x)    Form of Tax Relief Rider.(17)


          (c)  Individual Contract Form and Endorsements. (6)

               (i) Form of Flexible Purchase Payment Multi-Funded Deferred Individual Annuity Contract. (6)
               (ii)   Form of IRA Endorsement to Individual Contract. (6)
               (iii)  Form of Benefit Distribution Endorsement. (6)
               (iv) Form of Dollar Cost Averaging Option Endorsement to Individual Contract. (6)
               (v) Form of Systematic Withdrawal Option Endorsement to Individual Contract. (6)
               (vi) Form of Automatic Payout Option Endorsement to Individual Contract. (6)
               (vii) Form of Guaranteed Minimum Death Benefit Endorsement to Individual Contract. (6)
               (viii) Form of Fixed Account Rider to Individual Contract. (7)
               (x)    Form of Death Benefit Endorsement. (14)
               (xi)   Form of Initial Purchase Payment Endoresment. (14)
               (xii)  Form of Guaranteed Minimum Income Benefit Rider. (14)

               (xiii) Form of Tax Relief Rider.(17)

     (5)  (a)  Form of Application for and Acceptance of Group Annuity Contract.
               (5)

          (b)  Form of Application for Enrollment under Group Annuity Contract.
               (5)

          (c)  Form of Application for Individual Annuity Contract. (6)

     (6)  (a)       Restated Articles of Incorporation of Transamerica. (1)

          (a)(1) Articles of Redomestication and Reincorporation of Transamerica Occidental Life Insurance Company. (16)

          (b)       Restated By-Laws of Transamerica. (1)

          (b)(1) Amended and Restated By-Laws of Transamerica Occidental Life Insurance Company. (16)


     (7)  Not Applicable.

     (8)  (a)       Participation Agreement between Transamerica Occidental Life
                    Insurance Company and Dreyfus Variable Investment Fund. (4)

          (b) Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Life and Annuity Index Fund, Inc. (4)

          (c) Participation Agreement between Transamerica Occidental Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. (6)

          (d) Administrative Services Agreement between Transamerica Occidental Life Insurance Company and Vantage Computer Systems, Inc. (4)

          (e) Amendment Dated as of August 31, 1993 to Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Variable Investment Fund. (6)

          (f) Amendment Dated as of August 31, 1993 to Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Life and Annuity Index Fund, Inc. (6)

          (g) Amendment Dated as of August 24, 1994 to Participation Agreement Dated as of March 3, 1993, As Amended, between Transamerica Occidental Life Insurance Company and Dreyfus Variable Investment Fund. (8)

          (g)(1) Amendment dated ________ to Participation Agreement dated as of March 3, 1993, As Amended, between Transamerica Occidental Life Insurance Company and Dreyfus Variable Investment Fund. (17)

          (h) Amendment Dated as of August 24, 1994 to Participation Agreement Dated as of August 31, 1993 between Transamerica Occidental Life Insurance Company and Dreyfus Socially Responsible Growth Fund, Inc. (8)

          (i) Amendment Dated as of August 24, 1994 to Participation Agreement Dated as of March 3, 1993, As Amended, between Transamerica Occidental Life Insurance Company and Dreyfus Stock Index Fund. (8)

          (j) Participation Agreement dated ___________ between Transamerica Variable Insurance Fund, Transamerica Securities Sales Corporation and Transamerica Occidental Life Insurance Company. (17)

     (9)  (a)       Opinion and Consent of Counsel. (9)

     (10) (a)       Consent of Counsel. (11)

          (b)       Consent of Independent Auditors. (17)

     (11) No financial statements are omitted from item 23.

     (12) Not applicable.

     (13) Performance Data Calculations. (6)

     (14) Not applicable.

     (15) Powers of Attorney.

                Frank Beardsley (12)           Richard N. Latzer (15)
                Thomas J. Cusak (11)           Karen MacDonald (15)
                James W. Dederer (15)          Gary U. Rolle' (15)
                Paul E. Rutledge III (15)      T. Desmond Sugrue (11)
                George A. Foegele (15)         Nooruddin S. Veerjee (15)
                David E. Gooding (15)          Robert A. Watson (11)
                Edgar H. Grubb (11)            Frank C. Herringer (11)
                Patrick S. Baird (15)          Brenda K. Clancy (15)
                Douglas C. Kolsrud (15)        Craig D. Vermie (15)

(1) Filed with initial filing of this form N-4 Registration Statement, File No. 33-49998 (July 24, 1992).

(2) Incorporated by reference to Exhibit 7(c) of Post-Effective Amendment No.1 to the Registration Statement of Transamerica Occidental Life Insurance Company's Separate Account VL on Form S-6, File No. 33-28107 (April 30,
     1990)

(3) Incorporated by reference to Exhibit 7(d) of Post-Effective Amendment No. 2 to the Registration Statement of Transamerica Occidental Life Insurance Company's Separate Account VL on Form S-6, File No. 33-28107 (April 30,
     1991)

(4) Filed with Post-Effective Amendment No. 1 to this Form N-4 Registration Statement, File No. 33-49998 (April 30, 1993).

(5) Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement, File No. 33-49998 (March 8, 1994).

(6) Filed with Post-Effective Amendment No. 4 to this Form N-4 Registration Statement, File No. 33-49998 (April 29, 1994).

(7) Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement, File No. 33-49998 (March 1, 1995).

(8) Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement File No. 33-49998 (April 28, 1995).

(9) Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement File No. 33-49998 (April 26, 1996).

(10) Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement File No. 33-49998 (April 28, 1997).

(11) Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement file No. 33-49998 (April 28, 1998).

(12) Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement file No. 33-49998 (February 26, 1999).

(13) Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement file No. 33-49998 (April 28, 1999).

(14) Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement file No. 33-49998 (December 6, 1999).

(15) Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement file No 33-49998 (April 28, 2000)

(16) Filed herewith

(17) To be filed by Amendment.

Item 25.  List of Directors and Officers of the Depositor

                         Principal Positions and
Name                     Offices with Depositor
----                     ----------------------

Patrick S. Baird         Director

Paul E. Rutledge III     Director, President - Reinsurance Division

Nooruddin S. Veerjee     Director, President - Insurance Products Division

James W. Dederer         Director, Executive Vice President

Larry N. Norman          Executive Vice President

Brenda K. Clancy         Director, Senior Vice President, Corporate

George A. Foegele        Director, Senior Vice President

Douglas C. Kolsrud       Director, Senior Vice President, Investment Division

Karen MacDonald          Director, Senior Vice President, Acting Chief Financial
                         Officer and Corporate Actuary

Richard N. Latzer        Director, Investment Officer

Gary U. Rolle'           Director, Investment Officer

Craig D. Vermie          Director, Vice President and Counsel, Corporate

David M. Goldstein       Vice President and Deputy General Counsel

Frank A. Camp            Vice President and Financial Markets Division
                         General Counsel

Item 26. Person Controlled by or under Common Control With the Depositor or Registrant.


                                          Jurisdiction of       Percent of Voting
Name                                      Incorporation         Securities Owned                Business
----                                      -------------         ----------------                --------
AEGON N.V.                                Netherlands           51.16% of Vereniging            Holding company
                                                                AEGON Netherlands
                                                                Membership Association

Groninger Financieringen B.V.             Netherlands           100% AEGON N.V.                 Holding company


AEGON Netherland N.V.                     Netherlands           100% AEGON N.V.                 Holding company

AEGON Nevak Holding B.V.                  Netherlands           100% AEGON N.V.                 Holding company

AEGON International N.V.                  Netherlands           100% AEGON N.V.                 Holding company

Voting Trust Trustees:                    Delaware                                              Voting Trust
K.J. Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation            Delaware              100% Voting Trust               Holding company

Short Hills Management Company            New Jersey            100% AEGON U.S.                 Holding company
                                                                Holding Corporation

CORPA Reinsurance Company                 New York              100% AEGON U.S.                 Holding company
                                                                Holding Corporation

AEGON Management Company                  Indiana               100% AEGON U.S.                 Holding company
                                                                Holding Corporation

RCC North America Inc.                    Delaware              100% AEGON U.S.                 Holding company
                                                                Holding Corporation

AEGON USA, Inc.                            Iowa                 100% AEGON U.S.                 Holding company
                                                                Holding Corporation

Transamerica Holding Company              Delaware              100% AEGON USA, Inc.            Holding Company

AEGON Funding Corp.                       Delaware              100% Transamerica               Issue debt
                                                                Holding Company                 securities-net
                                                                                                proceeds used to
                                                                                                make loans to
                                                                                                affiliates

First AUSA Life Insurance                 Maryland              100% AEGON USA, Inc.            Insurance holding
Company                                                                                         company

AUSA Life Insurance                       New York              82.33% First AUSA Life          Insurance
Company, Inc.                                                   Insurance Company
                                                                17.67% Veterans Life
                                                                Insurance Company

Life Investors Insurance                  Iowa                  100% First AUSA Life Ins. Co.   Insurance
Company of America

Life Investors Alliance, LLC              Delaware              100% LIICA                      Purchase, own, and
                                                                                                hold the equity
                                                                                                interest of other entities

Great American Insurance                  Iowa                  100% LIICA                      Marketing
Agency, Inc.


Bankers United Life                       Iowa                  100% Life Investors Ins.               Insurance
Assurance Company                                               Company of America

PFL Life Insurance Company                Iowa                  100% First AUSA Life Ins. Co.          Insurance

AEGON Financial Services                  Minnesota             100% PFL Life Insurance Co.            Marketing
Group, Inc.

AEGON Assignment Corporation              Kentucky              100% AEGON Financial                   Administrator of
of Kentucky                                                     Services Group, Inc.                   structured settlements

AEGON Assignment Corporation              Illinois              100% AEGON Financial                   Administrator of
                                                                Services Group, Inc.                   structured settlements

Southwest Equity Life Ins. Co.            Arizona               100% of Common Voting Stock            Insurance
                                                                First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.          Arizona               100% of Common Voting Stock            Insurance
                                                                First AUSA Life Ins. Co.

Western Reserve Life Assurance            Ohio                  100% First AUSA Life Ins. Co.          Insurance
Co. of Ohio

WRL Series Fund, Inc.                     Maryland              Various                                Mutual fund

WRL Investment Services, Inc.             Florida               100% Western Reserve Life              Provides administration
                                                                Assurance Co. of Ohio                  for affiliated mutual
                                                                                                       fund

WRL Investment                            Florida               100% Western Reserve Life              Registered investment
Management, Inc.                                                Assurance Co. of Ohio                  advisor

ISI Insurance Agency, Inc.                California            100% Western Reserve Life              Insurance agency
And Subsidiaries                                                Assurance Co. of Ohio

ISI Insurance Agency                      Alabama               100% ISI Insurance Agency, Inc.        Insurance Agency
of Alabama, Inc.

ISI Insurance Agency                      Ohio                  100% ISI Insurance Agency, Inc.        Insurance agency
of Ohio, Inc.

ISI Insurance Agency                      Massachusetts         100% ISI Insurance Agency Inc.         Insurance Agency
of Massachusetts, Inc.

ISI Insurance Agency                      Texas                 100% ISI Insurance Agency, Inc.        Insurance agency
of Texas, Inc.

ISI Insurance Agency                      Hawaii                100% ISI Insurance                     Insurance agency
of Hawaii, Inc.                                                 Agency, Inc.

ISI Insurance Agency                      New Mexico            100% ISI Insurance                     Insurance agency
New Mexico, Inc.                                                Agency, Inc.


AEGON Equity Group, Inc.                  Florida               100% Western Reserve Life              Insurance Agency
                                                                Assurance Co. of Ohio

Monumental General Casualty Co.           Maryland              100% First AUSA Life Ins. Co.          Insurance

United Financial Services, Inc.           Maryland              100% First AUSA Life Ins. Co.          General agency

Bankers Financial Life Ins. Co.           Arizona               100% First AUSA Life Ins. Co.          Insurance

The Whitestone Corporation                Maryland              100% First AUSA Life Ins. Co.          Insurance agency

Cadet Holding Corp.                       Iowa                  100% First AUSA Life                   Holding company
                                                                Insurance Company

Monumental General Life                   Puerto Rico           51% First AUSA Life                    Insurance
Insurance Company of                                            Insurance Company
Puerto Rico                                                     49% Baldrich & Associates
                                                                of Puerto Rico

AUSA Holding Company                      Maryland              100% AEGON USA, Inc.                   Holding company

Monumental General Insurance              Maryland              100% AUSA Holding Co.                  Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.          Kansas                100% Monumental General                Sale/admin. of travel
                                                                Insurance Group, Inc.                  insurance

Monumental General                        Maryland              100% Monumental General                Provides management
Administrators, Inc.                                            Insurance Group, Inc.                  srvcs. to unaffiliated
                                                                                                       third party
                                                                                                       administrator

Executive Management and                  Maryland              100% Monumental General                Provides actuarial
Consultant Services, Inc.                                       Administrators, Inc.                   consulting services

Monumental General Mass                   Maryland              100% Monumental General                Marketing arm for sale
Marketing, Inc.                                                 Insurance Group, Inc.                  of mass marketed
                                                                                                       insurance coverages

AUSA Financial Markets, Inc.              Iowa                  100% AUSA Holding Co.                  Marketing

Transamerica Capital, Inc.                California            100% AUSA Holding Co.                  Broker/Dealer

Endeavor Management Company               California            100% AUSA Holding Co.                  Investment
                                                                                                       Management

Universal Benefits Corporation            Iowa                  100% AUSA Holding Co.                  Third party
                                                                                                       administrator

Investors Warranty of                     Iowa                  100% AUSA Holding Co.                  Provider of automobile
America, Inc.                                                                                          extended maintenance
                                                                                                       contracts

Massachusetts Fidelity Trust Co.          Iowa                  100% AUSA Holding Co.                  Trust company


Money Services, Inc.                      Delaware              100% AUSA Holding Co.                  Provides financial
                                                                                                       counseling for
                                                                                                       employees and agents
                                                                                                       of affiliated companies

ADB Corporation                           Delaware              100% Money Services, Inc.              Special purpose limited
                                                                                                       Liability company

ORBA Insurance Services, Inc.             California            10.56% Money Services, Inc.            Insurance agency

Zahorik Company, Inc.                     California            100% AUSA Holding Co.                  Broker-Dealer

ZCI, Inc.                                 Alabama               100% Zahorik Company, Inc.             Insurance agency

Zahorik Texas, Inc.                       Texas                 100% Zahorik Company, Inc.             Insurance agency

Long, Miller & Associates, L.L.C.         California            33-1/3% AUSA Holding Co.               Insurance agency

AEGON Asset Management                    Delaware              100% AUSA Holding Co.                  Registered investment
Services, Inc.                                                                                         advisor

InterSecurities, Inc.                     Delaware              100% AUSA Holding Co.                  Broker-Dealer

Associated Mariner Financial              Michigan              100% InterSecurities, Inc.             Holding company/
Group, Inc.                                                                                            management services

Associated Mariner Ins. Agency            Massachusetts         100% Associated Mariner                Insurance agency
of Massachusetts, Inc.                                          Agency, Inc.

Associated Mariner Agency                 Ohio                  100% Associated Mariner                Insurance agency
Ohio, Inc.                                                      Agency, Inc.

Associated Mariner Agency                 Texas                 100% Associated Mariner                Insurance agency
Texas, Inc.                                                     Agency, Inc.

Idex Investor Services, Inc.              Florida               100% AUSA Holding Co.                  Shareholder services

Idex Management, Inc.                     Delaware              100% AUSA Holding Co.                  Investment advisor

IDEX Mutual Funds                         Massachusetts         Various                                Mutual fund

Diversified Investment                    Delaware              100% AUSA Holding Co.                  Registered investment
Advisors, Inc.                                                                                         advisor

Diversified Investors Securities          Delaware              100% Diversified Investment            Broker-Dealer
Corp.                                                           Advisors, Inc.

George Beram & Company, Inc.              Massachusetts         100% Diversified Investment            Employee benefit and
                                                                Advisors, Inc.                         actuarial consulting

AEGON USA Securities, Inc.                Iowa                  100% AUSA Holding Co.                  Broker-Dealer
                                                                                                       (De-registered)


Creditor Resources, Inc.                  Michigan              100% AUSA Holding Co.                  Credit insurance

CRC Creditor Resources                    Canada                100% Creditor Resources, Inc.          Insurance agency
Canadian Dealer Network Inc.

Weiner Agency, Inc.                       Maryland              100% Creditor Resources, Inc.          Insurance agency

AEGON USA Investment                      Iowa                  100% AUSA Holding Co.                  Investment advisor
Management, Inc.

AEGON USA Realty                          Iowa                  100% AUSA Holding Co.                  Provides real estate
Advisors, Inc.                                                                                         administrative and real
                                                                                                       estate investment
                                                                                                       services
AEGON USA Real Estate                     Delaware              100% AEGON USA Realty                  Real estate and
Services, Inc.                                                  Advisors, Inc.                         mortgage holding
                                                                                                       company

QSC Holding, Inc.                         Delaware              100% AEGON USA Realty                  Real estate and financial
                                                                Advisors, Inc.                         software production and
                                                                                                       sales

LRA, Inc.                                 Iowa                  100% AEGON USA Realty                  Real estate counseling
                                                                Advisors, Inc.

Landauer Associates, Inc.                 Delaware              100% AEGON USA Realty                  Real estate counseling
                                                                Advisors, Inc.

Landauer Realty Associates, Inc.          Texas                 100% Landauer Associates, Inc.         Real estate counseling

Realty Information Systems, Inc.          Iowa                  100% AEGON USA Realty                  Information Systems for
                                                                Advisors, Inc.                         real estate investment
                                                                                                       management

USP Real Estate Investment Trust          Iowa                  12.89% First AUSA Life Ins. Co.        Real estate investment
                                                                13.11% PFL Life Ins. Co.               trust
                                                                4.86% Bankers United Life
                                                                Assurance Co.

RCC Properties Limited                    Iowa                  AEGON USA Realty Advisors,             Limited Partnership
Partnership                                                     Inc. is General Partner and 5%
                                                                owner.

Commonwealth General                      Delaware              100% AEGON USA, Inc.                   Holding company
Corporation ("CGC")

AFSG  Securities Corporation              Pennsylvania          100% CGC                               Broker-Dealer

Benefit Plans, Inc.                       Delaware              100% CGC                               TPA for Peoples
                                                                                                       Security Life
                                                                                                       Insurance Company

Durco Agency, Inc.                        Virginia              100% Benefit Plans, Inc.               General agent


Capital 200 Block Corporation             Delaware              100% CGC                               Real estate holdings

Capital Real Estate                       Delaware              100% CGC                               Furniture and
Development Corporation                                                                                equipment lessor

Commonwealth General.                     Kentucky              100% CGC                               Administrator of
Assignment Corporation                                                                                 structured settlements

Diversified Financial Products Inc.       Delaware              100% CGC                               Provider of investment,
                                                                                                       marketing and admin.
                                                                                                       services to ins. cos.

Monumental Agency Group, Inc.             Kentucky              100% CGC                               Provider of srvcs. To
                                                                                                       ins. cos.

PB Investment Advisors, Inc.              Delaware              100% CGC                               Registered investment
                                                                                                       advisor (de-registered)

Southlife, Inc.                           Tennessee             100% CGC                               Investment subsidiary

Commonwealth General LLC                  Turks &               100% CGC                               Special-purpose
                                          Caicos Islands                                               subsidiary

Ampac Insurance Agency, Inc.              Pennsylvania          100% CGC                               Provider of
(EIN 23-1720755)                                                                                       management support
                                                                                                       services

Compass Rose Development                  Pennsylvania          100% Ampac Insurance                   Special-purpose
Corporation                                                     Agency, Inc.                           subsidiary

Financial Planning Services, Inc.         Dist. Columbia        100% Ampac Insurance                   Special-purpose
                                                                Agency, Inc.                           subsidiary

Frazer Association                        Illinois              100% Ampac Insurance                   TPA license-holder
Consultants, Inc.                                               Agency, Inc.

National Home Life Corporation            Pennsylvania          100% Ampac Insurance                   Special-purpose
                                                                Agency, Inc.                           subsidiary

Valley Forge Associates, Inc.             Pennsylvania          100% Ampac Insurance                   Furniture & equipment
                                                                Agency, Inc.                           lessor

Veterans Benefits Plans, Inc.             Pennsylvania          100% Ampac Insurance                   Administrator of group
                                                                Agency, Inc.                           insurance programs

Veterans Insurance Services, Inc.         Delaware              100% Ampac Insurance                   Special-purpose
                                                                Agency, Inc.                           subsidiary

Academy Insurance Group, Inc.             Delaware              100% CGC                               Holding company

Academy Life Insurance Co.                Missouri              100% Academy Insurance                 Insurance company
                                                                Group, Inc.


Pension Life Insurance                    New Jersey            100% Academy Life                      Insurance company
Company of America                                              Insurance Company

FED Financial, Inc.                       Delaware              100% Academy Insurance                 Special-purpose
                                                                Group, Inc.                            subsidiary

Ammest Development Corp. Inc.             Kansas                100% Academy Insurance                 Special-purpose
                                                                Group, Inc.                            subsidiary

Ammest Insurance Agency, Inc.             California            100% Academy Insurance                 General agent
                                                                Group, Inc.

Ammest Massachusetts                      Massachusetts         100% Academy Insurance                 Special-purpose
Insurance Agency, Inc.                                          Group, Inc.                            subsidiary

Ammest Realty, Inc.                       Pennsylvania          100% Academy Insurance                 Special-purpose
                                                                Group, Inc.                            subsidiary

Ampac,  Inc.                              Texas                 100% Academy Insurance                 Managing general agent
                                                                Group, Inc.

Ampac Insurance Agency, Inc.              Pennsylvania          100% Academy Insurance                 Special-purpose
(EIN 23-2364438)                                                Group, Inc.                            subsidiary


Force Financial Group, Inc.               Delaware              100% Academy Insurance                 Special-purpose
                                                                Group, Inc.                            subsidiary

Force Financial Services, Inc.            Massachusetts         100% Force Fin. Group, Inc.            Special-purpose
                                                                                                       subsidiary

Military Associates, Inc.                 Pennsylvania          100% Academy Insurance                 Special-purpose
                                                                Group, Inc.                            subsidiary

NCOAA Management Company                  Texas                 100% Academy Insurance                 Special-purpose
                                                                Group, Inc.                            subsidiary

NCOA Motor Club, Inc.                     Georgia               100% Academy Insurance                 Automobile club
                                                                Group, Inc.

Unicom Administrative                     Pennsylvania          100% Academy Insurance                 Provider of admin.
Services, Inc.                                                  Group, Inc.                            services

Unicom Administrative                     Germany               100% Unicom Administrative             Provider of admin.
Services, GmbH                                                  Services, Inc.                         services

Capital General Development               Delaware              100% CGC                               Holding company
Corporation

Monumental Life                           Maryland              73.23% Capital General                 Insurance company
Insurance Company                                               Development Company
                                                                26.77% First AUSA Life
                                                                Insurance Company


AEGON Special Markets                     Maryland              100% Monumental Life                   Marketing company
Group, Inc.                                                     Insurance Company

Peoples Benefit Life                      Missouri              3.7% CGC                               Insurance company
Insurance Company                                               20.0% Capital Liberty, L.P.
                                                                76.3% Monumental Life
                                                                Insurance Company


Veterans Life Insurance Co.               Illinois              100% Peoples Benefit                   Insurance company
                                                                Life Insurance Company

Peoples Benefit Services, Inc.            Pennsylvania          100% Veterans Life Ins. Co.            Special-purpose
                                                                                                       subsidiary


Coverna Direct Insurance                  Maryland              100% Peoples Benefit                   Insurance agency
Insurance Services, Inc.                                        Life Insurance Company

Ammest Realty Corporation                 Texas                 100% Monumental Life                   Special purpose
                                                                Insurance Company                      subsidiary

JMH Operating Company, Inc.               Mississippi           100% Monumental Life                   Real estate holdings
                                                                Insurance Company

Capital Liberty, L.P.                     Delaware              99.0% Monumental Life                  Holding Company
                                                                Insurance Company
                                                                1.0% CGC

Transamerica Corporation                  Delaware              100% AEGON NV                          Major interest in
                                                                                                       insurance and finance

Transamerica Pacific Insurance            Hawaii                100% Transamerica Corp.                Life insurance
  Company, Ltd.

TREIC Enterprises, Inc.                   Delaware              100% Transamerica Corp.                Investments

ARC Reinsurance Corporation               Hawaii                100% Transamerica Corp.                Property & Casualty
                                                                                                       Ins.

Transamerica Management, Inc.             Delaware              100% ARC Reinsurance Corp.             Asset management

Inter-America Corporation                 California            100% Transamerica Corp.                Insurance Broker

Pyramid Insurance Company, Ltd.           Hawaii                100% Transamerica Corp.                Property & Casualty
                                                                                                       Ins.

Pacific Cable Ltd.                        Bmda.                 100% Pyramid Ins. Co., Ltd.            Sold 25% of TC Cable,
                                                                                                       Inc. stock in 1998

Transamerica Business Tech Corp.          Delaware              100% Transamerica Corp.                Telecommunications
                                                                                                       and data processing

Transamerica CBO I, Inc.                  Delaware              100% Transamerica Corp.                Owns and manages a
                                                                                                       pool of high-yield
                                                                                                       bonds

Transamerica Corporation (Oregon)         Oregon                100% Transamerica Corp.                Name holding only-
                                                                                                       Inactive

Transamerica Finance Corp.                Delaware              100% Transamerica Corp.                Commercial &
                                                                                                       Consumer Lending &
                                                                                                       equip. leasing

TA Leasing Holding Co., Inc.              Delaware              100% Transamerica Fin. Corp.           Holding company

Trans Ocean Ltd.                          Delaware              100% TA Leasing Hldg Co. Inc.          Holding company

Trans Ocean Container Corp.               Delaware              100% Trans Ocean Ltd.                  Intermodal Leasing
("TOCC")

SpaceWise Inc.                            Delaware              100% TOCC                              Intermodal leasing

Trans Ocean Container
   Finance Corp.                          Delaware              100% TOCC                              Intermodal leasing

Trans Ocean Leasing
   Deutschland GmbH                       Germany               100% TOCC                              Intermodal leasing

Trans Ocean Leasing PTY Ltd.              Austria               100% TOCC                              Intermodal leasing

Trans Ocean Management S.A.               Switzerland           100% TOCC                              Intermodal leasing

Trans Ocean Regional
   Corporate Holdings                     California            100% TOCC                              Holding company

Trans Ocean Tank Services Corp.           Delaware              100% TOCC                              Intermodal leasing

Transamerica Leasing Inc.                 Delaware              100% TA Leasing Holding Co.            Leases & Services
                                                                                                       intermodal equipment

Transamerica Leasing Holdings             Delaware              100% Transamerica Leasing Inc.         Holding Company
  Inc.  ("TLHI")

Greybox Logistics Services Inc.           Delaware              100% TLHI                              Intermodal Leasing

Greybox L.L.C.                            Delaware              100% TLHI                              Intermodal freight
                                                                                                       container interchange
                                                                                                       facilitation service

Transamerica Trailer                      France                100% Greybox L.L.C.                    Leasing
   Leasing S.N.C.

Greybox Services Limited                  U.K.                  100% TLHI                              Intermodal Leasing

Intermodal Equipment, Inc.                Delaware              100% TLHI                              Intermodal leasing

Transamerica Leasing N.V.                 Belg.                 100% Intermodal Equipment Inc.         Leasing

Transamerica Leasing SRL                  Italy                 100% Intermodal Equipment Inc.         Leasing

Transamerica Distribution                 Delaware              100% TLHI                              Provided door-to-door
   Services, Inc.                                                                                      services for the
                                                                                                       domestic transportation
                                                                                                       of temperature-sensitive
                                                                                                       products

Transamerica Leasing                      Belg.                 100% TLHI                              Leasing
  Coordination Center

Transamerica Leasing do                   Braz.                 100% TLHI                              Container Leasing
   Brasil Ltda.

Transamerica Leasing GmbH                 Germany               100% TLHI                              Leasing
Transamerica Leasing Limited              U.K.                  100% TLHI                              Leasing

ICS Terminals (UK) Limited                U.K.                  100% Transamerica.                     Leasing
                                                                Leasing Limited

Transamerica Leasing Pty. Ltd.            Australia             100% TLHI                              Leasing

Transamerica Leasing (Canada) Inc.        Canada                100% TLHI                              Leasing

Transamerica Leasing (HK) Ltd.            H.K.                  100% TLHI                              Leasing

Transamerica Leasing                      S. Africa             100% TLHI                              Intermodal leasing
   (Proprietary) Limited

Transamerica Tank Container               Australia             100% TLHI                              The Australian
   Leasing Pty. Limited                                                                                ( domestic) leasing of
                                                                                                       tank containers

Transamerica Trailer Holdings I Inc.      Delaware              100% TLHI                              Holding company

Transamerica Trailer Holdings II, Inc.    Delaware              100% TLHI                              Holding company

Transamerica Trailer Holdings III, Inc.   Delaware              100% TLHI                              Holding company

Transamerica Trailer Leasing AB           Swed.                 100% TLHI                              Leasing

Transamerica Trailer Leasing AG           Swetzerland           100% TLHI                              Leasing

Transamerica Trailer Leasing A/S          Denmark               100% TLHI                              Leasing

Transamerica Trailer Leasing GmbH         Germany               100% TLHI                              Leasing

Transamerica Trailer Leasing              Belgium               100% TLHI                              Leasing
   (Belgium) N.V.

Transamerica Trailer Leasing              Netherlands           100% TLHI                              Leasing
   (Netherlands) B.V.

Transamerica Trailer Spain S.A.           Spain                 100% TLHI                              Leasing

Transamerica Transport Inc.               New Jersey            100% TLHI                              Dormant

Transamerica Commercial                   Delaware              100% Transamerica Fin. Corp.           Holding company for
   Finance Corporation, I ("TCFCI")                                                                    Commercial/consumer
                                                                                                       finance subsidiaries

Transamerica Equipment Financial          Delaware              100% TCFCI
   Services Corporation

BWAC Credit Corporation                   Delaware              100% TCFCI

BWAC International Corporation            Delaware              100% TCFCI


BWAC Twelve, Inc.                         Delaware              100% TCFCI                             Holding company for
                                                                                                       premium finance
                                                                                                       subsidiaries

TIFCO Lending Corporation                 Illinois              100% BWAC Twelve, Inc.                 General financing &
                                                                                                       other services in the US
                                                                                                       & elsewhere

Transamerica Insurance Finance            Maryland              100% BWAC Twelve, Inc.                 Provides insurance
   Corporation ("TIFC")                                                                                premium financing in
                                                                                                       the US with the
                                                                                                       exception of CA and HI

Transamerica Insurance Finance            Maryland              100% TIFC                              Provides Insurance
   Company (Europe)                                                                                    premium financing in
                                                                                                       California

Transamerica Insurance Finance            California            100% TIFC                              Disability ins. &
   Corporation, California                                                                             holding co. for various
                                                                                                       insurance subsidiaries
                                                                                                       of Transamerica
                                                                                                       Corporation

Transamerica Insurance Finance            ON                    100% TIFC                              Provides ins. premium
   Corporation, Canada                                                                                 financing in Canada

Transamerica Business Credit              Delaware              100% TCFCI                             Provides asset based
   Corporation ("TBCC")                                                                                lending, leasing &
                                                                                                       equip. financing

Transamerica Mezzanine                    Delaware              100% TBCC                              Holds investments in
   Financing, Inc.                                                                                     several joint
                                                                                                       ventures/partnerships

Transamerica Business Advisory Grp.       Delaware              100% TBCC

Bay Capital Corporation                   Delaware              100% TBCC                              Special purpose
                                                                                                       company for
                                                                                                       the purchase of real
                                                                                                       estate tax liens

Coast Funding Corporation                 Delaware              100% TBCC                              Special purpose
                                                                                                       company for
                                                                                                       the purchase of real
                                                                                                       estate tax liens

Transamerica Small Business               Delaware              100% TBCC
   Capital, Inc. ("TSBC")

Emergent Business Capital                 Delaware              100% TSBC
   Holdings, Inc.



Gulf Capital Corporation                  Delaware              100% TBCC                              Special purpose
                                                                                                       company for
                                                                                                       the purchase of real
                                                                                                       estate tax liens

Direct Capital Equity Investment, Inc.    Delaware              100% TBCC                              Small business loans

TA Air East, Corp                         Delaware              100% TBCC                              Special purpose corp.
                                                                                                       which hold an
                                                                                                       ownership interest
                                                                                                       or leases aircraft

TA Air I, Corp.                           Delaware              100% TBCC                              Special purpose corp.
                                                                                                       which hold an
                                                                                                       ownership interest
                                                                                                       or leases aircraft

TA Air II, Corp.                          Delaware              100% TBCC                              Special purpose corp.
                                                                                                       which hold an
                                                                                                       ownership interest
                                                                                                       or leases aircraft

TA Air III, Corp.                         Delaware              100% TBCC                              special purpose corp.
                                                                                                       which hold an
                                                                                                       ownership interest
                                                                                                       or leases aircraft

TA Air IV, Corp.                          Delaware              100% TBCC                              Special purpose corp.
                                                                                                       which hold an
                                                                                                       ownership interest
                                                                                                       or leases aircraft

TA Air V, Corp.                           Delaware              100% TBCC                              Special purpose corp.
                                                                                                       which hold an
                                                                                                       ownership interest
                                                                                                       or leases aircraft

TA Air VI, Corp.                          Delaware              100% TBCC                              Special purpose corp.
                                                                                                       which hold an
                                                                                                       ownership interest
                                                                                                       or leases aircraft

TA Air VII, Corp.                         Delaware              100% TBCC                              Special purpose corp.
                                                                                                       which hold an
                                                                                                       ownership interest or
                                                                                                       leases aircraft

TA Air VIII, Corp.                        Delaware              100% TBCC                              Special purpose corp.
                                                                                                       which hold an
                                                                                                       ownership interest or
                                                                                                       leases aircraft


TA Air IX, Corp.                          Delaware              100% TBCC                              Special purpose corp.
                                                                                                       which hold an
                                                                                                       ownership interest
                                                                                                       or leases aircraft

TA Air X, Corp.                           Delaware              100% TBCC                              Special purpose corp.
                                                                                                       which hold an
                                                                                                       ownership interest
                                                                                                       or leases aircraft

TA Air XI, Corp.                          Delaware              100% TBCC                              Special purpose corp.
                                                                                                       which hold an
                                                                                                       ownership interest
                                                                                                       or leases aircraft

TA Air XII, Corp.                         Delaware              100% TBCC                              Special purpose corp.
                                                                                                       which hold an
                                                                                                       ownership interest
                                                                                                       or leases aircraft

TA Air XIII, Corp.                        Delaware              100% TBCC                              Special purpose corp.
                                                                                                       which hold an
                                                                                                       ownership interest
                                                                                                       or leases aircraft

TA Air XIV, Corp.                         Delaware              100% TBCC                              Special purpose corp.
                                                                                                       which hold an
                                                                                                       ownership interest
                                                                                                       or leases aircraft

TA Air XV, Corp.                          Delaware              100% TBCC                              Special purpose corp.
                                                                                                       which hold an
                                                                                                       ownership interest
                                                                                                       or leases aircraft

TA Marine I Corp.                         Delaware              100% TBCC                              Special purpose corp.
                                                                                                       which hold an
                                                                                                       ownership interest or
                                                                                                       leases barges or ships

TA Marine II Corp.                        Delaware              100% TBCC                              Special purpose corp.
                                                                                                       which hold an
                                                                                                       ownership interest or
                                                                                                       leases barges or ships

TBC I, Inc.                               Delaware              100% TBCC                              Special purpose corp.

TBC II, Inc.                              Delaware              100% TBCC                              Special purpose corp.

TBC III, Inc.                             Delaware              100% TBCC                              Special purpose corp.

TBC IV, Inc.                              Delaware              100% TBCC                              Special purpose corp.

TBC V, Inc.                               Delaware              100% TBCC                              Special purpose corp.

TBC VI, Inc.                              Delaware              100% TBCC                              Special purpose corp.

TBC Tax I, Inc.                           Delaware              100% TBCC                              Special purpose co. for
                                                                                                       the purchase of real
                                                                                                       estate tax lien

TBC Tax II, Inc.                          Delaware              100% TBCC                              Special purpose co. for
                                                                                                       the purchase of real
                                                                                                       estate tax lien

TBC Tax III, Inc.                         Delaware              100% TBCC                              Special purpose co. for
                                                                                                       the purchase of real
                                                                                                       estate tax lien

TBC Tax IV, Inc.                          Delaware              100% TBCC                              Special purpose co. for
                                                                                                       the purchase of real
                                                                                                       estate tax lien

TBC Tax V, Inc.                           Delaware              100% TBCC                              Special purpose co. for
                                                                                                       the purchase or real
                                                                                                       estate tax lien

TBC Tax VI, Inc.                          Delaware              100% TBCC                              Special purpose co. for
                                                                                                       the purchase or real
                                                                                                       estate tax lien

TBC Tax VII, Inc.                         Delaware              100% TBCC                              Special purpose co. for
                                                                                                       the purchase or real
                                                                                                       estate tax lien

TBC Tax VIII, Inc.                        Delaware              100% TBCC                              Special purpose co. for
                                                                                                       the purchase of real
                                                                                                       estate tax lien

TBC Tax IX, Inc.                          Delaware              100% TBCC                              Special purpose co. for
                                                                                                       the purchase of real
                                                                                                       estate tax lien

The Plain Company                         Delaware              100% TBCC                              Special purpose corp.
                                                                                                       which hold an
                                                                                                       ownership interest or
                                                                                                       leases aircraft.


Transamerica Distribution                 Delaware              100% TCFCI                             Holding corp. for
   Finance Corporation ("TDFC")                                                                        inventory, comm.
                                                                                                       Leasing, retail finance
                                                                                                       comm. Recovery
                                                                                                       service and accounts

Transamerica Accounts Holding Corp.       Delaware              100% TDFC


Transamerica Commercial                   Delaware              100% TDFC                              Wholesale floor plan
   Finance Corporation ("TCFC")                                                                        for appliances,
                                                                                                       electronics, computers,
                                                                                                       office equip. and
                                                                                                       marine equipment.

Transamerica Acquisition                  Canada                100% TCFC                              Holding company
 Corporation, Canada

Transamerica Distribution Finance         Delaware              100% TCFC
   Corporation - Overseas, Inc.
  ("TDFCO")

TDF Mauritius Limited                     Mauritius             100% TDFCO                             Mauritius holding
                                                                                                       company of our Indian
                                                                                                       Joint Venture

Inventory Funding Trust                   Delaware              100% TCFC

Inventory Funding Company, LLC            Delaware              100% Inventory Funding Trust

TCF Asset Management Corporation          Colorado              100% TCFC                              A depository for
                                                                                                       foreclosed real and
                                                                                                       personal property

Transamerica Joint Ventures, Inc.         Delaware              100% TCFC                              To enter into general
                                                                                                       partnerships for the
                                                                                                       ownership of comm. &
                                                                                                       finance business

Transamerica Inventory                    Delaware              100% TDFC                              Holding co. for
Finance Corporation ("TIFC")                                                                           inventory finance
                                                                                                       subsidiaries

Transamerica GmbH, Inc.                   Delaware              100% TIFC                              Commercial lending in
                                                                                                       Germany

Transamerica Fincieringsmaatschappij      Netherlands           100% Trans. GmbH,  Inc.                Commercial lending in
   B.V.                                                                                                Europe



BWAC Seventeen, Inc.                      Delaware              100% TIFC                              Holding co. for
                                                                                                       principal Canadian
                                                                                                       operation, Trans-
                                                                                                       America Comm.
                                                                                                       Finance Corp, Canada

Transamerica Commercial                   ON                    100% BWAC Seventeen, Inc.              Shell corp.- Dormant
   Finance Canada, Limited

Transamerica Commercial                   Canada                100% BWAC Seventeen, Inc.              Commercial finance
   Finance Corporation, Canada


BWAC Twenty-One, Inc.                     Delaware              100% TIFC                              Holding co. for United
                                                                                                       Kingdom operation,
                                                                                                       Transamerica Comm.
                                                                                                       Finance Limited

Transamerica Commercial                   U.K.                  100% BWAC Twenty-One Inc.              Commercial lending in
   Finance Limited ("TCFL")                                                                            the United Kingdom.

Whirlpool Financial Corporation                                 100% TCFL                              Inactive commercial
    Polska Spzoo                                                                                       finance Company in
                                                                                                       Poland

Transamerica Commercial                   U.K.                  100% BWAC Twenty-One Inc.              Holding Company
   Holdings Limited

Transamerica Commercial Finance           U.K.                  100% Trans. Commercial
   Limited                                                      Holdings Limited

Transamerica Commercial Finance           France                100% BWAC Twenty-One Inc.              Carries out factoring
   France S.A.                                                                                         transactions in France
                                                                                                       & abroad

Transamerica GmbH Inc.                    Delaware              100% BWAC Twenty-One Inc.              Holding co. for
                                                                                                       Transamerica
                                                                                                       Financieringsmaatschappij
                                                                                                       B.V.

Transamerica Retail Financial             Delaware              100% TIFC                              Provides retail
   Services Corporation ("TRFSC")                                                                      financing

Transamerica Bank, NA                     Delaware              100% TRFSC                             Bank (Credit Cards)

Transamerica Consumer Finance             Delaware              100% TRFSC                             Consumer finance
   Holding Company ("TCFHC")                                                                           holding company

Transamerica Mortgage Company             Delaware              100% TCFHC                             Consumer mortgages

Transamerica Consumer Mortgage            Delaware              100% TCFHC                             Securitization company
   Receivables Company

Metropolitan Mortgage Company             Florida               100% TCFHC                             Consumer mortgages

Easy Yes Mortgage, Inc.                   Florida               100% Metropolitan Mtg. Co.             No active
                                                                                                       business/Name
                                                                                                       holding only

Easy Yes Mortgage, Inc.                   Georgia               100% Metropolitan Mtg. Co.             No active
                                                                                                       business/Name
                                                                                                       holding only

First Florida Appraisal Services, Inc.    Georgia               100% Metropolitan Mtg. Co.             Appraisal and
                                                                                                       inspection services

First Georgia Appraisal Services, Inc.    Georgia               100% First FL App. Srvc, Inc.          Appraisal services

Freedom Tax Services, Inc.                Florida               100% Metropolitan Mtg. Co.             Property tax
                                                                                                       information services

J.J. & W. Advertising, Inc.               Florida               100% Metropolitan Mtg. Co.             Advertising and
                                                                                                       marketing services

J.J. & W. Realty Corporation              Florida               100% Metropolitan Mtg. Co.             To hold problem REO
                                                                                                       properties

Liberty Mortgage Company of               Florida               100% Metropolitan Mtg. Co.             No active
   Ft. Myers, Inc.                                                                                     business/Name
                                                                                                       holding only

Metropolis Mortgage Company               Florida               100% Metropolitan Mtg. Co.             No active
                                                                                                       business/Name
                                                                                                       holding only

Perfect Mortgage Company                  Florida               100% Metropolitan Mtg. Co.             No active
                                                                                                       business/Name
                                                                                                       holding only

Transamerica Vendor Financial Srvc.       Delaware              100% TDFC                              Provides commercial
                                                                                                       lease

Transamerica Distribution Finance                               100% TCFCI
   Corporation de Mexico ("TDFCM")

TDF de Mexico                             Mexico                100% TDFCM

Transamerica Corporate Services                                 100% TDFCM
   De Mexico

Transamerica Home Loan                    California            100% TFC                               Consumer mortgages

Transamerica Lending Company              Delaware              100% TFC                               Consumer lending

Transamerica Financial Products, Inc.     California            100% Transamerica Corp.                Service investments


Transamerica Insurance Corporation        California            100% Transamerica Corp.                Provides insurance
   of California ("TICC")                                                                              premium financing in
                                                                                                       California

Arbor Life Insurance Company              Arizona               100% TICC                              Life insurance,
                                                                                                       disability insurance

Plaza Insurance Sales Inc.                California            100% TICC                              Casualty insurance
                                                                                                       placement

Transamerica Advisors, Inc.               California            100% TICC                              Retail sale of
                                                                                                       investment advisory
                                                                                                       services


Transamerica Annuity Services Corp.       New Mexico            100% TICC                              Performs services
                                                                                                       required for
                                                                                                       structured settlements

Transamerica Financial Resources, Inc.    Delaware              100% TICC                              Retail sale of securities
                                                                                                       products

Financial Resources Insurance             Texas                 100% Transamerica Fin. Res.            Retail sale of securities
   Agency of Texas                                                                                     products

TBK Insurance Agency of Ohio, Inc.        Ohio                  100% Transamerica Fin. Res.            Variable insurance
                                                                                                       contract sales in state of
                                                                                                       Ohio

Transamerica Financial Resources          Alabama               100% Transamerica Fin. Res.            Insurance agent &
   Agency of Alabama, Inc.                                                                             broker

Transamerica Financial Resources Ins.     Massachusetts         100% Transamerica Fin. Res.            Insurance agent &
   Agency of Massachusetts, Inc.                                                                       broker

Transamerica International Insurance      Delaware              100% TICC                              Holding &
   Services, Inc. ("TIIS")                                                                             administering
                                                                                                       foreign operations

Home Loans and Finance Ltd.               U.K.                  100% TIIS                              Inactive

Transamerica Occidental Life              California            100% TICC                              Licensed in all forms of
   Insurance Company ("TOLIC")                                                                         life insurance, accident
                                                                                                       and sickness insurance

NEF Investment Company                    California            100% TOLIC                             Real estate development

Transamerica Life Insurance and           N. Carolina           100% TOLIC                             Writes life and pension
   Annuity Company ("TLIAC")                                                                           ins. originally
                                                                                                       incorporated in CA
                                                                                                       April 14, 1966

Transamerica Assurance Company            Missouri              100% TLIAC                             Life and disability
                                                                                                       insurance

Gemini Investments, Inc.                  Delaware              100% TLIAC                             Investment subsidiary

Transamerica Life Insurance Company       Canada                100% TOLIC                             Sells individual life
  of Canada                                                                                            insurance & investment
                                                                                                       products in all
                                                                                                       provinces and
                                                                                                       territories of Canada

Transamerica Life Insurance Company       New York              100% TOLIC                             Licensed in NY to
   of New York                                                                                         market life insurance,
                                                                                                       annuities and health
                                                                                                       insurance


Transamerica South Park                   Delaware              100% TOLIC                             Provide market analysis
   Resources, Inc.                                                                                     of certain undeveloped
                                                                                                       land holdings held by
                                                                                                       TOLIC

Transamerica Variable Insurance           Maryland              100% TOLIC                             Mutual Fund
   Fund, Inc.

USA Administration Services, Inc.         Kansas                100% TOLIC                             Third party administrator

Transamerica Products. Inc.               California            100% TICC                              Parent co. of various
                                                                                                       subsidiary corp. which
                                                                                                       are formed to be co-
                                                                                                       general partners of
                                                                                                       proprietary limited

Transamerica Securities Sales Corp.       Maryland              100% Transamerica Prod. Inc.           Retail sale of the
                                                                                                       variable life ins. and
                                                                                                       variable annuity
                                                                                                       products of the
                                                                                                       Transamerica
                                                                                                       life companies

Transamerica Service Company              Delaware              100% Transamerica Prod. Inc.           Passive loss tax service
                                                                                                       for Lloyd's U.S. names

Transamerica Intellitech, Inc.            Delaware              100% TICC                              Real estate information
                                                                                                       and technology services

Transamerica International                Delaware              100% TICC                              Investments
   Holdings, Inc.

Transamerica Investment Services, Inc.    Delaware              100% TICC                              Investment adviser

Transamerica Income Shares, Inc.          Maryland              100% Trans. Invest. Srvc. Inc.         Transamerica
                                                                                                       investment services


Transamerica LP Holdings Corp.            Delaware              100% TICC                              Limited partnership
                                                                                                       investment (initial
                                                                                                       limited partner of
                                                                                                       Transamerica
                                                                                                       Delaware, L.P.)

Transamerica Real Estate Tax Service      N/A                   100% TICC                              Real estate tax
  (A Division of Transamerica Corp)                                                                    reporting and
                                                                                                       processing services

Transamerica Realty Services, Inc.        Delaware              100% TICC                              Responsible for real
                                                                                                       estate investments for
                                                                                                       Transamerica



Bankers Mortgage Company of CA            California            100% Transamerica Realty Srv.          Holds bank account and
                                                                                                       owns certain residual
                                                                                                       investments in certain
                                                                                                       French real estate
                                                                                                       projects which are
                                                                                                       managed special
                                                                                                       purpose company for
                                                                                                       the purchase of real
                                                                                                       estate tax liens.

Pyramid Investment Corporation            Delaware              100% Transamerica Realty Srv.          Owns office buildings
                                                                                                       in San Francisco and
                                                                                                       other properties

The Gilwell Company                       California            100% Transamerica Realty Srv.          Ground lessee of 517
                                                                                                       Washington Street,
                                                                                                       San Francisco

Transamerica Affordable Housing, Inc.     California            100% Transamerica Realty Srv.          Owns general
                                                                                                       partnership interests in
                                                                                                       low-income housing tax
                                                                                                       credit partnerships

Transamerica Minerals Company             California            100% Transamerica Realty Srv.          Owner and lessor of oil
                                                                                                       and gas properties

Transamerica Oakmont Corporation          California            100% Transamerica Realty Srv.          General partner in
                                                                                                       Transamerica/Oakmont
                                                                                                       Retirement Associates

Transamerica Senior Properties, Inc.      Delaware              100% TICC                              Owns congregate care
                                                                                                       and assisted living
                                                                                                       retirement properties

Transamerica Senior Living, Inc.          Delaware              100% Trans. Sr. Prop. Inc.             Manages congregate
                                                                                                       care and assisted living
                                                                                                       retirement properties.

Item 27. Number of Certificate Owners

As of December 31, 1999 there were 25,477 Owners of Contracts.

Item 28.  Indemnification

          The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The code also specifies procedures for determining when indemnification payments can be made.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be goverened by the final adjudication of such issue.

Item 29.  Principal Underwriter

Transamerica Securities Sales Corporation (TSSC) and Transamerica Financial Resources (TFR) are the co-underwriters of the Certificates and the Individual Contracts as defined in the Investment Company Act of 1940. TSSC became Principal Underwriter effective 8-24-94.

NAME AND PRINCIPAL              POSITION AND OFFICES WITH
BUSINESS ADDRESS*               TRANSAMERICA SECURITIES SALES CORPORATION
----------------------------------------------------------------------------

Nooruddin Veerjee               Chairman of the Board and Director
Nicki Bair                      President and Director
Sandy Brown                     Senior Vice President, Treasurer and Director
Roy Chong-Kit                   Director
George Chuang                   Vice President and Chief Financial Officer
Chris Shaw                      Vice President and Chief Compliance Officer

*The Principal business address for each officer and director is 1150 South
 Olive, Los Angeles, CA 90015.

NAME AND PRINCIPAL              POSITION AND OFFICES WITH
BUSINESS ADDRESS*               TRANSAMERICA FINANCIAL RESOURCES
----------------------------------------------------------------

Nooruddin S. Veerjee            Chairman of the Board and Director
Sandra C. Brown                 Director, President and Chief  Operating Officer
Nicki Bair                      Director
Kenneth Kilbane                 Director
William Tate                    Director

Dan Trivers                     Vice President
Monica Suryapranata             Acting Treasurer
Susan Vivino                    Assistant Secretary

*The Principal business address for each officer and director is 1150 South
 Olive, Los Angeles, CA 90015.

The following table lists the amounts of commissions paid to the co-underwriters during the last fiscal year.

Name of       Net Underwriting
Principal     Discounts &        Compensation on   Brokerage
Underwriter   Commission         Redemption        Commissions      Compensation
--------------------------------------------------------------------------------
TSSC          ______             _______           _______          ______
TFR           ______             _______           _______          ______

Transamerica Securities Sales Corporation, the principal underwriter, is also the underwriter for: Transamerica Investors, Inc.; Transamerica Variable Insurance Fund, Inc.; Transamerica Occidental Life Insurance Company's Separate
Accounts: VA-2L; VA-2NL; VUL-1; VUL-2; VUL-3 and VL; Transamerica Life Insurance and Annuity Company's Separate Accounts VA-1; VA-6 and VA-7; and Transamerica Life Insurance Company of New York VA-2LNY; VA-2NLNY; VA-5NLNY; and VA-6NY.

The Underwriter is wholly-owned by Transamerica Insurance Corporation of California, a wholly-owned subsidiary of Transamerica Corporation, a subsidiary of AEGON, N.V.

Item 30. Location and Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Transamerica or the Service Office at their administrative offices.

Item 31. Management Services

All management contracts are discussed in Parts A or B.

Items 32. Undertakings

 (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

 (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

 (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

 (d) Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(i) and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on
      Section 403(b) policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

 (e) Transamerica hereby represents that the fees and the charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Transamerica Occidental Life Insurance Company certifies that this Post-Effective Amendment No. 16 to the Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed on its behalf by the undersigned in the City of Cedar Rapids, State of Iowa on this 7th day of February, 2001.


                                                     SEPARATE ACCOUNT VA-2L

                                                     TRANSAMERICA OCCIDENTAL
                                                     LIFE INSURANCE COMPANY
                                                     (DEPOSITOR)


                                                        /s/ Frank A. Camp
                                                     ---------------------------
                                                     Frank A. Camp
                                                     Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signatures                           Titles                                             Date
----------                           ------                                             ----

                                     *      Director                                             ____________, 2001
--------------------------------------
Patrick S. Baird

                                     *      Director                                             ____________, 2001
--------------------------------------
Paul E. Rutledge III

                                     *      Director and Acting Chief Financial Officer          ____________, 2001
--------------------------------------
Karen MacDonald

                                     *      Director                                             ____________, 2001
--------------------------------------
Nooruddin S. Veerjee

                                     *      Director                                             ____________, 2001
--------------------------------------
Brenda K. Clancy

                                     *      Director                                             ____________, 2001
--------------------------------------
James W. Dederer

                                     *      Director                                             ____________, 2001
--------------------------------------
George A. Foegele

                                     *      Director                                             ____________, 2001
--------------------------------------
Douglas C. Kolsrud

                                     *      Director                                             ____________, 2001
--------------------------------------
Richard N. Latzer

                                     *      Director                                             ____________, 2001
--------------------------------------
Gary U. Rolle'

                                     *      Director                                             ____________, 2001
--------------------------------------
Craig D. Vermie

/s/ Frank A. Camp                           Attorney-in-Fact pursuant to powers of                 February 7, 2001
--------------------------------------      attorney filed herewith, and in his own
*By:  Frank A. Camp                         capacity as Vice President.

                                                                Registration No.
                                                                        33-49998




                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549


                                ---------------

                                   EXHIBITS

                                      TO

                                   FORM N-4

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                     DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE

                                ---------------

                                 EXHIBIT INDEX
                                 -------------

Exhibit No.          Description of Exhibit                            Page No.*
-----------          ----------------------                            ---------

(6)(a)(1)            ARTICLES OF REDOMESTICATION AND REINCORPORATION

(6)(b)(1)            AMENDED AND RESTATED BY-LAWS


--------

* Page numbers included only in manually executed original.